UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03091

Name of Fund: BlackRock Series Fund, Inc.

BlackRock Balanced Capital Portfolio

BlackRock Capital Appreciation Portfolio

BlackRock Global Allocation Portfolio

BlackRock Government Money Market Portfolio

BlackRock High Yield Portfolio

BlackRock Large Cap Core Portfolio

BlackRock Total Return Portfolio

BlackRock U.S. Government Bond Portfolio

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Series Fund,                 Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2016

Date of reporting period: 03/31/2016

Item 1 – Schedule of Investments

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock Balanced Capital Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
ACAS CLO Ltd., Series 2012-1AR, Class BR, 2.64%, 9/20/23 (a)(b)	USD	250	$249,754
ACE Securities Corp. Home Equity Loan Trust, Series 2006-CW1, Class A2D, 0.69%, 7/25/36 (b)		520	303,323
ALM XIV Ltd., Series 2014-14A, Class A1, 2.05%, 7/28/26 (a)(b)		250	247,793
Anchorage Capital CLO Ltd., Series 2013-1A, Class A2A, 2.37%, 7/13/25 (a)(b)		250	239,725
Apidos CLO XII, Series 2013-12A, Class A, 1.72%, 4/15/25 (a)(b)		500	490,950
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, 0.67%, 5/25/35 (b)		118	85,408
B2R Mortgage Trust:
Series 2015-1, Class A1, 2.52%, 5/15/48 (a)		97	94,268
Series 2015-2, Class A, 3.34%, 11/15/48 (a)		99	101,203
Babson CLO Ltd., Series 2013-IA, Class A, 1.72%, 4/20/25 (a)(b)		250	243,317
Battalion CLO IV Ltd., Series 2013-4A, Class A1, 2.02%, 10/22/25 (a)(b)		250	247,423
Bayview Opportunity Master Fund IIIA Trust, Series 2014-16RP, Class A, 3.84%, 11/28/29 (a)(c)		72	71,556
Bayview Opportunity Master Fund IIIB RPL Trust, Series 2015-3, Class A1, 3.62%, 4/28/30 (a)(c)		43	43,383
BCMSC Trust:
Series 2000-A, Class A2, 7.58%, 6/15/30 (b)		53	24,965
Series 2000-A, Class A3, 7.83%, 6/15/30 (b)		49	23,910
Series 2000-A, Class A4, 8.29%, 6/15/30 (b)		84	43,149
Bear Stearns Asset-Backed Securities I Trust:
Series 2006-HE7, Class 1A2, 0.60%, 9/25/36-1/25/37 (b)		358	296,304
Series 2006-HE9, Class 2A, 0.57%, 11/25/36-3/25/37 (b)		248	196,801
Series 2007-HE1, Class 21A2, 0.59%, 1/25/37 (b)		73	65,767
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M2, 1.24%, 1/25/36 (b)		30	27,871
Carrington Mortgage Loan Trust:
Series 2006-FRE2, Class A2, 0.55%, 10/25/36 (b)		96	49,689
Series 2006-NC5, Class A4, 0.65%, 1/25/37 (b)		100	56,075
Series 2007-FRE1, Class A2, 0.63%, 2/25/37 (b)		65	59,974
Series 2007-HE1, Class A2, 0.58%, 6/25/37		83	73,900

Asset-Backed Securities		Par (000)	Value
CHLUPA Trust, Series 2013-VM, Class A, 3.33%, 8/15/20 (a)	USD	89	$88,515
CIFC Funding Ltd., Series 2014-2A, Class A1L, 2.10%, 5/24/26 (a)(b)		480	475,440
Citigroup Mortgage Loan Trust, Series 2006-NC1, Class A2D, 0.69%, 8/25/36 (b)		90	63,818
Conseco Finance Securitizations Corp., Series 2000-4, Class A6, 8.31%, 5/01/32 (b)		44	27,542
Conseco Financial Corp., Series 1998-8, Class A1, 6.28%, 9/01/30		43	45,799
Countrywide Asset-Backed Certificates:
Series 2006-8, Class 2A3, 0.60%, 1/25/46 (b)		124	111,878
Series 2006-S3, Class A4, 6.44%, 1/25/29 (c)		29	28,465
Series 2006-SPS1, Class A, 0.66%, 12/25/25 (b)		5	19,026
CT CDO IV Ltd., Series 2006-4A, Class A1, 0.74%, 10/20/43 (a)(b)		33	31,596
CWHEQ Home Equity Loan Trust:
Series 2006-S5, Class A4, 5.84%, 6/25/35		35	34,555
Series 2006-S5, Class A5, 6.16%, 6/25/35		21	19,224
Series 2007-S1, Class A3, 5.81%, 11/25/36 (b)		31	30,395
CWHEQ Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4Q1B, 0.73%, 12/15/33 (a)(b)		56	46,761
CWHEQ Revolving Home Equity Loan Trust, Series 2005-B, Class 2A, 0.62%, 5/15/35 (b)		48	39,370
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44 (a)		292	287,113
Ford Credit Floorplan Master Owner Trust, Series 2012-5, Class C, 2.14%, 9/15/19		115	115,264
GSAMP Trust, Series 2007-H1, Class A1B, 0.63%, 1/25/47 (b)		36	22,336
GT Loan Financing I Ltd., Series 2013-1A, Class A, 1.89%, 10/28/24 (a)(b)		280	274,691
Highbridge Loan Management Ltd., Series 2012-1AR, Class A2R, 2.87%, 9/20/22 (a)(b)		250	249,968
Home Equity Mortgage Trust, Series 2006-2, Class 1A1, 5.37%, 7/25/36 (c)		225	89,794
Home Loan Mortgage Loan Trust, Series 2005-1, Class A3, 0.80%, 4/15/36 (b)		63	54,841
Invitation Homes Trust, Series 2014-SFR2, Class A, 1.54%, 9/17/31 (a)(b)		99	97,086
KKR Financial CLO Ltd., Series 2013-1A, Class A1, 1.77%, 7/15/25 (a)(b)		500	484,395

Portfolio Abbreviations
ABS	Asset-Backed Security	COP	Colombian Peso	OTC	Over-the-counter
ADR	American Depository Receipts	EUR	Euro	PLN	Polish Zloty
AUD	Australian Dollar	GBP	British Pound	RB	Revenue Bonds
BRL	Brazilian Real	GO	General Obligation	REIT	Real Estate Investment Trust
BZDIOVER	Overnight Brazil CETIP - Interbank Rate	IDR	Indonesian Rupiah	RUB	Russian Rubie
		JPY	Japanese Yen	S&P	Standard & Poor’s
CDO	Collateralized Debt Obligation	KRW	South Korean Won	SEK	Sweden Krona
CLO	Collateralized Loan Obligation	LIBOR	London Interbank Offered Rate	TBA	To-be-announced
CNH	Chinese Yuan Offshore	MXIBTIIE	Mexico Interbank TIIE 28 Day	TRY	Turkish Lira
CNY	Chinese Yuan Renminbi	MXN	Mexican Peso	USD	US Dollar

BLACKROCK SERIES FUND, INC.	MARCH 31, 2016	1

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Asset-Backed Securities		Par (000)	Value
Lehman ABS Manufactured Housing Contract Trust:
Series 2001-B, Class M1, 6.63%, 4/15/40 (b)	USD	130	$136,484
Series 2001-B, Class M2, 7.17%, 4/15/40 (b)		25	16,192
Litigation Fee Residual Funding LLC, Series 2015-1, Class A, 4.00%, 10/01/27 (a)		197	196,638
Long Beach Mortgage Loan Trust:
Series 2006-10, Class 2A4, 0.65%, 11/25/36 (b)		19	7,525
Series 2006-11, Class 1A, 0.59%, 12/25/36 (b)		147	87,731
Series 2006-2, Class 2A3, 0.62%, 3/25/46 (b)		713	271,145
Morgan Stanley ABS Capital I, Inc., Trust, Series 2005-HE1, Class A2MZ, 1.04%, 12/25/34 (b)		78	69,637
Morgan Stanley Mortgage Loan Trust, Series 2007-7AX, Class 1A, 0.65%, 4/25/37 (b)		435	173,919
MSCC Heloc Trust, Series 2007-1, Class A, 0.53%, 12/25/31 (b)		15	14,844
Navient Private Education Loan Trust:
Series 2014-CTA, Class B, 2.19%, 10/17/44 (a)(b)		250	227,953
Series 2015-AA, Class A3, 2.13%, 11/15/30 (a)(b)		103	97,053
Series 2016-AA, Class A2B, 2.71%, 12/15/45 (a)(b)		180	175,338
Series 2016-AA, Class B, 3.50%, 12/16/58 (a)		100	84,235
Northwoods Capital IX Ltd., Series 2012-9A, Class A, 2.04%, 1/18/24 (a)(b)		260	258,052
Oakwood Mortgage Investors, Inc., Series 2001-D, Class A4, 6.93%, 9/15/31 (b)		17	14,419
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A, 1.74%, 7/17/25 (a)(b)		305	297,527
OHA Loan Funding Ltd., Series 2013-2A, Class A, 1.89%, 8/23/24 (a)(b)		285	282,739
OneMain Financial Issuance Trust, Series 2014-1A, Class A, 2.43%, 6/18/24 (a)		325	324,184
Option One Mortgage Loan Trust, Series 2007-FXD1, Class 3A4, 5.86%, 1/25/37 (c)		80	74,525
OZLM Funding IV Ltd., Series 2013-4A, Class A1, 1.77%, 7/22/25 (a)(b)		495	486,041
Pretium Mortgage Credit Partners I LLC, Series 2015-NPL4, Class A1, 4.38%, 11/27/30 (a)(c)		240	239,658
RCO Mortgage LLC, Series 2015-NQM1, Class A, 3.92%, 6/25/23 (a)(b)		67	66,876
RMAT LLC, Series 2015-RPL1, Class A1, 3.97%, 5/26/20 (a)(c)		93	91,881
Santander Drive Auto Receivables Trust, Series 2014-S2, Class R, 1.43%, 11/16/18-6/18/19 (a)		41	41,086
Scholar Funding Trust, Series 2013-A, Class A, 1.09%, 1/30/45 (a)(b)		437	410,799
SLM Private Credit Student Loan Trust: Series 2004-B, Class A2, 0.83%, 6/15/21-6/15/23 (b)		336	325,143

Asset-Backed Securities		Par (000)	Value
Series 2004-B, Class A3, 0.96%, 3/15/24 (b)	USD	225	$205,412
Series 2006-C, Class A4, 0.80%, 3/15/23 (b)		47	45,759
SLM Private Education Loan Trust:
Series 2011-B, Class A3, 2.69%, 6/16/42 (a)(b)		400	406,593
Series 2013-C, Class B, 3.50%, 6/15/44 (a)		500	500,708
Soundview Home Loan Trust, Series 2005-OPT3, Class A4, 0.73%, 11/25/35 (b)		4	4,017
Springleaf Funding Trust, Series 2015-AA, Class B, 3.62%, 11/15/24 (a)		320	303,970
Structured Asset Investment Loan Trust, Series 2004-8, Class M4, 1.93%, 9/25/34 (b)		63	53,449
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1, 0.74%, 1/25/35 (b)		109	99,900
SWAY Residential Trust, Series 2014-1, Class A, 1.74%, 1/17/32 (a)(b)		257	252,493
Symphony CLO XII Ltd., Series 2013-12A, Class A, 1.92%, 10/15/25 (a)(b)		380	372,519
TICP CLO III Ltd., Series 2014-3A, Class B1, 2.97%, 1/20/27 (a)(b)		250	239,698
U.S. Residential Opportunity Fund Trust, Series 2015-1IV, Class A, 3.72%, 2/27/35 (a)		75	73,969
Venture XIX CLO Ltd., Series 2014-19A, Class A, 2.22%, 1/15/27 (a)(b)		250	246,922
Voya CLO Ltd., Series 2012-2A, Class BR, 2.57%, 10/15/22 (a)(b)		250	243,638
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE2A, Class A, 0.56%, 7/25/37 (a)(b)		104	91,509
WVUE, Series 2015-1A, Class A, 4.50%, 9/25/20 (a)(c)		80	78,504
Ziggurat CLO I Ltd., Series 2014-1A, Class A1, 2.20%, 10/17/26 (a)(b)		515	510,107
Total Asset-Backed Securities — 2.9%			14,275,171

Common Stocks		Shares
Aerospace & Defense — 0.8%
Raytheon Co.		31,720	3,889,824
Air Freight & Logistics — 0.4%
FedEx Corp.		13,360	2,173,939
Airlines — 1.8%
Delta Air Lines, Inc.		58,750	2,859,950
Southwest Airlines Co.		108,220	4,848,256
United Continental Holdings, Inc. (d)		19,060	1,140,932

			8,849,138
Auto Components — 1.4%
Goodyear Tire & Rubber Co.		57,400	1,893,052
Lear Corp.		43,496	4,835,450

			6,728,502
Banks — 6.5%
Bank of America Corp.		597,115	8,072,995
Citigroup, Inc.		87,533	3,654,503
JPMorgan Chase & Co.		161,330	9,553,963

2	BLACKROCK SERIES FUND, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Common Stocks	Shares	Value
Banks (continued)
SunTrust Banks, Inc.	93,740	$3,382,139
U.S. Bancorp	174,240	7,072,402

		31,736,002
Beverages — 1.0%
Dr Pepper Snapple Group, Inc.	39,410	3,524,042
Molson Coors Brewing Co., Class B	14,180	1,363,832

		4,887,874
Biotechnology — 2.3%
Amgen, Inc.	39,030	5,851,768
Gilead Sciences, Inc.	58,400	5,364,624

		11,216,392
Building Products — 0.4%
Owens Corning	35,780	1,691,678
Capital Markets — 1.1%
Goldman Sachs Group, Inc.	34,050	5,345,169
Chemicals — 1.0%
Dow Chemical Co.	39,140	1,990,660
Eastman Chemical Co.	36,530	2,638,562

		4,629,222
Communications Equipment — 1.8%
Brocade Communications Systems, Inc.	141,903	1,501,334
Cisco Systems, Inc.	261,320	7,439,780

		8,941,114
Construction & Engineering — 0.1%
EMCOR Group, Inc.	13,350	648,810
Consumer Finance — 0.5%
SLM Corp. (d)	379,563	2,414,021
Containers & Packaging — 0.8%
Avery Dennison Corp.	21,200	1,528,732
Packaging Corp. of America	38,705	2,337,782

		3,866,514
Electronic Equipment, Instruments & Components — 0.4%
CDW Corp.	48,060	1,994,490
Energy Equipment & Services — 0.3%
Schlumberger Ltd.	14,410	1,062,738
Weatherford International PLC (d)	65,460	509,279

		1,572,017
Food & Staples Retailing — 1.8%
CVS Health Corp.	85,085	8,825,867
Food Products — 0.8%
Pilgrim’s Pride Corp.	27,130	689,102
Tyson Foods, Inc., Class A	49,830	3,321,668

		4,010,770
Health Care Providers & Services — 6.2%
Aetna, Inc.	66,490	7,470,152
Centene Corp. (d)	50,100	3,084,657
Cigna Corp.	40,700	5,585,668
Humana, Inc.	13,430	2,457,019
Laboratory Corp. of America Holdings (d)	26,140	3,061,778
UnitedHealth Group, Inc.	47,160	6,078,924
Universal Health Services, Inc., Class B	17,267	2,153,540

		29,891,738
Hotels, Restaurants & Leisure — 1.4%
Carnival Corp.	128,894	6,801,736
Household Durables — 0.9%
DR Horton, Inc.	55,215	1,669,149

Common Stocks	Shares	Value
Household Durables (continued)
Lennar Corp., Class A (e)	25,130	$1,215,287
NVR, Inc.	487	843,679
Toll Brothers, Inc. (d)	21,988	648,866

		4,376,981
Insurance — 1.6%
American International Group, Inc.	76,960	4,159,688
Travelers Cos., Inc.	31,955	3,729,468

		7,889,156
Internet & Catalog Retail — 0.5%
Priceline Group, Inc. (d)	1,752	2,258,258
Internet Software & Services — 3.3%
Alphabet, Inc., Class A (d)	8,189	6,247,388
Alphabet, Inc., Class C (d)	8,881	6,615,901
Facebook, Inc., Class A (d)	28,140	3,210,774

		16,074,063
IT Services — 1.8%
Amdocs Ltd.	45,201	2,731,044
Cognizant Technology Solutions Corp., Class A (d)	83,120	5,211,624
Total System Services, Inc.	14,379	684,153

		8,626,821
Leisure Products — 0.1%
Vista Outdoor, Inc.	11,043	573,242
Machinery — 0.6%
Parker-Hannifin Corp.	14,230	1,580,668
WABCO Holdings, Inc. (d)	10,340	1,105,553

		2,686,221
Media — 2.5%
Comcast Corp., Class A	149,110	9,107,639
Omnicom Group, Inc. (e)	37,210	3,096,988

		12,204,627
Multi-Utilities — 0.7%
Public Service Enterprise Group, Inc.	67,180	3,166,865
Oil, Gas & Consumable Fuels — 2.7%
Anadarko Petroleum Corp.	15,960	743,257
BP PLC — ADR (e)	68,950	2,080,911
Chevron Corp.	20,400	1,946,160
Hess Corp.	22,542	1,186,836
HollyFrontier Corp.	8,730	308,344
Marathon Oil Corp.	77,830	867,026
Statoil ASA — ADR	42,460	660,678
Suncor Energy, Inc. (e)	111,270	3,094,419
Tesoro Corp.	9,442	812,106
Valero Energy Corp.	19,390	1,243,675

		12,943,412
Paper & Forest Products — 0.3%
Domtar Corp.	34,330	1,390,365
Pharmaceuticals — 2.9%
Allergan PLC (d)	10,530	2,822,356
Johnson & Johnson	11,100	1,201,020
Merck & Co., Inc.	8,016	424,127
Pfizer, Inc.	186,210	5,519,264
Teva Pharmaceutical Industries Ltd. — ADR	80,335	4,298,726

		14,265,493
Road & Rail — 0.3%
Norfolk Southern Corp.	19,850	1,652,513

BLACKROCK SERIES FUND, INC.	MARCH 31, 2016	3

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Common Stocks		Shares	Value
Semiconductors & Semiconductor Equipment — 1.3%
Intel Corp.		94,290	$3,050,282
Lam Research Corp.		22,300	1,841,980
NVIDIA Corp. (e)		39,380	1,403,109

			6,295,371
Software — 3.1%
Activision Blizzard, Inc.		165,190	5,590,030
Microsoft Corp.		168,870	9,326,690

			14,916,720
Specialty Retail — 3.7%
GNC Holdings, Inc., Class A		35,900	1,139,825
Home Depot, Inc.		53,480	7,135,836
Lowe’s Cos., Inc.		96,550	7,313,663
Ross Stores, Inc.		43,646	2,527,103

			18,116,427
Technology Hardware, Storage & Peripherals — 3.1%
Apple Inc.		100,520	10,955,675
EMC Corp.		124,020	3,305,133
Western Digital Corp.		20,040	946,690

			15,207,498
Textiles, Apparel & Luxury Goods — 0.1%
Fossil Group, Inc. (d)(e)		15,790	701,392
Tobacco — 1.5%
Altria Group, Inc.		113,243	7,095,806
Total Common Stocks — 61.8%			300,556,048

Corporate Bonds		Par (000)
Aerospace & Defense — 0.1%
BAE Systems Holdings, Inc.:
2.85%, 12/15/20 (a)	USD	38	38,604
3.85%, 12/15/25 (a)		24	24,696
4.75%, 10/07/44 (a)		8	8,347
Boeing Co.:
2.20%, 10/30/22		12	11,929
2.60%, 10/30/25		17	17,285
Lockheed Martin Corp.:
3.10%, 1/15/23		16	16,595
3.55%, 1/15/26		43	45,548
3.60%, 3/01/35		30	29,178
4.50%, 5/15/36		17	18,286
4.07%, 12/15/42		63	63,657
4.70%, 5/15/46		29	32,426
Northrop Grumman Corp., 3.85%, 4/15/45		74	73,229
United Technologies Corp.:
1.78%, 5/04/18 (c)		166	166,387
4.15%, 5/15/45		65	67,461

			613,628
Air Freight & Logistics — 0.1%
FedEx Corp.:
4.90%, 1/15/34		119	128,581
3.90%, 2/01/35		11	10,649
4.10%, 2/01/45		55	52,318
4.75%, 11/15/45		54	57,150
4.55%, 4/01/46		65	66,801

			315,499
Airlines — 0.1%
American Airlines Group, Inc., 4.63%, 3/01/20 (a)		91	89,180

Corporate Bonds		Par (000)	Value
Airlines (continued)
American Airlines Pass-Through Trust, Series 2015-1, Class A, 3.38%, 5/01/27	USD	94	$91,707
Southwest Airlines Co.:
2.75%, 11/06/19		45	46,291
2.65%, 11/05/20		81	82,589
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 9/15/28 (a)		62	59,033
United Airlines Pass-Through Trust, Series 2014-1, Class B, 4.75%, 10/11/23		18	17,909

			386,709
Auto Components — 0.0%
BorgWarner, Inc., 3.38%, 3/15/25		80	78,386
Delphi Automotive PLC, 4.25%, 1/15/26		95	99,163

			177,549
Automobiles — 0.0%
Daimler Finance North America LLC, 2.45%, 5/18/20 (a)		184	185,944
Banks — 0.8%
Bank of America Corp.:
2.25%, 4/21/20		165	163,407
3.30%, 1/11/23		110	110,924
3.88%, 8/01/25		201	208,325
4.88%, 4/01/44		28	30,511
BB&T Corp., 2.45%, 1/15/20		92	93,595
Citigroup, Inc.:
1.80%, 2/05/18		205	204,793
2.50%, 9/26/18		208	211,181
2.50%, 7/29/19		285	288,830
3.50%, 5/15/23		66	65,985
3.88%, 3/26/25		53	52,516
Cooperatieve Rabobank UA, 4.38%, 8/04/25		250	257,400
HSBC Bank Brasil SA — Banco Multiplo, 4.00%, 5/11/16 (a)		760	760,076
JPMorgan Chase & Co.:
1.35%, 2/15/17		231	231,508
2.20%, 10/22/19		111	112,902
2.75%, 6/23/20		29	29,697
2.55%, 10/29/20		171	173,303
3.88%, 9/10/24		186	190,752
3.90%, 7/15/25		104	110,255
4.25%, 10/01/27		65	67,608
U.S. Bancorp, 2.95%, 7/15/22		168	172,446
Wells Fargo & Co.:
2.60%, 7/22/20		68	69,583
2.55%, 12/07/20		90	91,650
3.55%, 9/29/25		115	120,562
3.90%, 5/01/45		112	112,013
4.90%, 11/17/45		52	55,814

			3,985,636
Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc.:
2.65%, 2/01/21		208	213,738
3.30%, 2/01/23		165	171,538
3.65%, 2/01/26		140	147,226
4.70%, 2/01/36		65	70,246
4.90%, 2/01/46		97	108,404
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42		46	43,703
Molson Coors Brewing Co., 5.00%, 5/01/42		31	32,251
PepsiCo., Inc., 4.45%, 4/14/46		100	111,495

			898,601

4	BLACKROCK SERIES FUND, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Corporate Bonds		Par (000)	Value
Biotechnology — 0.3%
AbbVie, Inc.:
2.50%, 5/14/20	USD	100	$101,807
2.90%, 11/06/22		103	104,820
4.50%, 5/14/35		82	85,199
4.40%, 11/06/42		106	107,092
Amgen, Inc.:
2.13%, 5/01/20		87	88,066
5.65%, 6/15/42		75	88,197
4.40%, 5/01/45		65	66,344
Biogen, Inc.:
2.90%, 9/15/20		48	49,399
3.63%, 9/15/22		82	86,731
4.05%, 9/15/25		69	73,739
5.20%, 9/15/45		19	21,075
Celgene Corp.:
2.25%, 5/15/19		108	109,567
3.25%, 8/15/22		116	119,784
Gilead Sciences, Inc.:
2.35%, 2/01/20		25	25,579
3.65%, 3/01/26		25	26,566
4.60%, 9/01/35		29	31,474
4.80%, 4/01/44		189	206,981
4.50%, 2/01/45		39	41,309
4.75%, 3/01/46		57	62,392

			1,496,121
Building Products — 0.0%
Standard Industries, Inc., 6.00%, 10/15/25 (a)		34	35,955
Capital Markets — 0.5%
Bank of New York Mellon Corp., 2.10%, 1/15/19		152	154,007
Credit Suisse Group Funding Guernsey Ltd., 2.75%, 3/26/20		250	246,711
Goldman Sachs Group, Inc.:
2.63%, 1/31/19		297	302,872
2.60%, 4/23/20		144	145,186
2.75%, 9/15/20		71	72,032
3.50%, 1/23/25		94	94,877
3.75%, 5/22/25		191	195,421
4.80%, 7/08/44		29	30,322
4.75%, 10/21/45		34	35,537
Jefferies Group LLC, 6.50%, 1/20/43		30	26,727
Morgan Stanley:
2.80%, 6/16/20		243	247,426
3.75%, 2/25/23		164	170,882
3.70%, 10/23/24		119	122,906
4.00%, 7/23/25		55	57,510
3.88%, 1/27/26		161	167,957
4.30%, 1/27/45		77	77,481

			2,147,854
Chemicals — 0.1%
Agrium, Inc., 4.13%, 3/15/35		55	47,793
CF Industries, Inc.:
3.45%, 6/01/23		55	53,199
5.38%, 3/15/44		92	84,628
Dow Chemical Co.:
4.38%, 11/15/42		32	30,716
4.63%, 10/01/44		43	43,024
Eastman Chemical Co., 4.80%, 9/01/42		58	55,006
Ecolab, Inc., 2.25%, 1/12/20		67	67,682
Monsanto Co., 3.60%, 7/15/42		87	70,268
Sherwin-Williams Co., 4.00%, 12/15/42		26	24,837

			477,153

Corporate Bonds		Par (000)	Value
Commercial Services & Supplies — 0.1%
Aviation Capital Group Corp., 2.88%, 9/17/18 (a)	USD	155	$155,632
Republic Services, Inc., 3.20%, 3/15/25		62	62,329
Waste Management, Inc.:
3.13%, 3/01/25		54	55,341
3.90%, 3/01/35		62	60,183

			333,485
Communications Equipment — 0.1%
Harris Corp.:
2.70%, 4/27/20		39	39,110
4.85%, 4/27/35		95	98,744
5.05%, 4/27/45		18	19,178
Juniper Networks, Inc., 3.30%, 6/15/20		79	80,113

			237,145
Consumer Finance — 0.6%
American Express Credit Corp.:
1.13%, 6/05/17		311	310,717
2.25%, 8/15/19		119	120,482
Capital One Financial Corp.:
4.75%, 7/15/21		5	5,479
4.20%, 10/29/25		93	94,163
Capital One N.A., 2.95%, 7/23/21		263	264,432
Ford Motor Credit Co. LLC:
1.72%, 12/06/17		500	496,314
2.15%, 1/09/18		200	199,763
3.34%, 3/18/21		248	255,203
General Motors Financial Co., Inc.:
2.75%, 5/15/16		211	211,380
2.63%, 7/10/17		250	251,522
3.10%, 1/15/19		43	43,514
3.70%, 11/24/20		117	119,236
3.45%, 4/10/22		105	103,096
4.00%, 1/15/25		100	97,121
Synchrony Financial:
2.60%, 1/15/19		90	90,192
2.70%, 2/03/20		52	51,527
4.50%, 7/23/25		92	94,630
Toyota Motor Credit Corp., 2.75%, 5/17/21		105	108,770

			2,917,541
Containers & Packaging — 0.0%
International Paper Co.:
3.65%, 6/15/24		63	63,932
4.80%, 6/15/44		48	46,227

			110,159
Diversified Financial Services — 0.2%
Berkshire Hathaway, Inc., 3.13%, 3/15/26		212	217,373
BP Capital Markets PLC, 2.24%, 5/10/19		141	142,709
General Electric Capital Corp.:
3.15%, 9/07/22		169	180,184
3.10%, 1/09/23		71	75,183
Intercontinental Exchange, Inc.:
2.75%, 12/01/20		57	58,200
3.75%, 12/01/25		37	37,677
Moody’s Corp., 4.50%, 9/01/22		85	92,382
Shell International Finance BV:
2.13%, 5/11/20		121	122,122
4.13%, 5/11/35		173	177,262
3.63%, 8/21/42		46	41,170
Woodside Finance Ltd., 3.65%, 3/05/25 (a)		15	13,934

			1,158,196

BLACKROCK SERIES FUND, INC.	MARCH 31, 2016	5

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Corporate Bonds		Par (000)	Value
Diversified Telecommunication Services — 0.4%
AT&T Inc.:
2.38%, 11/27/18	USD	91	$92,960
2.30%, 3/11/19		115	117,415
2.45%, 6/30/20		225	227,997
4.60%, 2/15/21		245	268,038
3.88%, 8/15/21		133	141,528
3.00%, 6/30/22		223	226,242
3.40%, 5/15/25		33	33,077
6.38%, 3/01/41		45	52,396
4.30%, 12/15/42		115	105,261
4.75%, 5/15/46		54	52,675
Verizon Communications, Inc.:
2.63%, 2/21/20		197	202,701
3.45%, 3/15/21		239	253,674
5.05%, 3/15/34		60	65,032
4.40%, 11/01/34		82	82,898
3.85%, 11/01/42		55	49,946
4.86%, 8/21/46		58	61,162

			2,033,002
Electric Utilities — 0.4%
Alabama Power Co., 2.80%, 4/01/25		24	24,228
Commonwealth Edison Co., 4.70%, 1/15/44		67	76,280
Duke Energy Carolinas LLC:
4.25%, 12/15/41		88	94,064
3.75%, 6/01/45		59	58,183
Duke Energy Corp.:
3.05%, 8/15/22		7	7,066
3.75%, 4/15/24		81	84,685
4.80%, 12/15/45		35	37,241
Duke Energy Florida LLC, 3.85%, 11/15/42		59	57,281
Entergy Arkansas, Inc., 3.70%, 6/01/24		117	124,902
Exelon Corp., 2.85%, 6/15/20		168	171,443
Florida Power & Light Co., 3.80%, 12/15/42		46	46,874
Georgia Power Co., 3.00%, 4/15/16		371	371,242
PacifiCorp:
3.60%, 4/01/24		115	123,036
3.35%, 7/01/25		161	169,754
Progress Energy, Inc., 4.88%, 12/01/19		20	21,934
Public Service Co. of Colorado, 2.50%, 3/15/23		90	90,073
Puget Sound Energy, Inc., 4.30%, 5/20/45		103	111,042
Southern California Edison Co., 1.25%, 11/01/17		49	48,886
Trans-Allegheny Interstate Line Co., 3.85%, 6/01/25 (a)		142	146,702

			1,864,916
Electrical Equipment — 0.0%
Rockwell Automation, Inc., 2.88%, 3/01/25		95	96,384
Energy Equipment & Services — 0.0%
Schlumberger Holdings Corp., 3.00%, 12/21/20 (a)		77	78,065
Transocean, Inc., 6.80%, 3/15/38		30	15,000

			93,065
Food & Staples Retailing — 0.2%
CVS Health Corp.:
4.00%, 12/05/23		89	98,112
4.88%, 7/20/35		156	173,935
5.30%, 12/05/43		36	42,504
Sysco Corp., 4.50%, 4/01/46		32	32,542
Walgreens Boots Alliance, Inc., 4.80%, 11/18/44		240	238,517
Wal-Mart Stores, Inc.:
2.55%, 4/11/23		62	63,781

Corporate Bonds		Par (000)	Value
Food & Staples Retailing (continued)
4.00%, 4/11/43	USD	31	$32,840

			682,231
Food Products — 0.0%
Kraft Heinz Foods Co., 6.88%, 1/26/39		36	45,992
Health Care Equipment & Supplies — 0.3%
Abbott Laboratories, 2.55%, 3/15/22		125	127,213
Becton Dickinson and Co.:
1.45%, 5/15/17		102	102,163
1.80%, 12/15/17		35	35,147
2.68%, 12/15/19		69	70,690
3.13%, 11/08/21		64	66,114
4.69%, 12/15/44		20	21,603
Boston Scientific Corp.:
2.65%, 10/01/18		101	102,790
2.85%, 5/15/20		119	120,856
3.85%, 5/15/25		52	53,923
Medtronic, Inc.:
2.50%, 3/15/20		92	95,203
3.13%, 3/15/22		88	92,885
3.63%, 3/15/24		110	118,112
4.63%, 3/15/44		117	130,738
4.63%, 3/15/45		79	88,418
St. Jude Medical, Inc.:
2.80%, 9/15/20		82	83,852
3.88%, 9/15/25		27	28,126
Stryker Corp.:
3.38%, 11/01/25		37	37,951
3.50%, 3/15/26		56	58,035
4.63%, 3/15/46		49	52,329
Zimmer Biomet Holdings, Inc.:
3.55%, 4/01/25		46	46,478
4.25%, 8/15/35		77	75,186

			1,607,812
Health Care Providers & Services — 0.4%
Aetna, Inc.:
4.50%, 5/15/42		65	66,070
4.13%, 11/07/42		25	24,108
AmerisourceBergen Corp.:
1.15%, 5/15/17		89	88,737
3.25%, 3/01/25		31	31,435
4.25%, 3/01/45		31	29,935
Anthem, Inc.:
1.88%, 1/15/18		287	287,909
2.30%, 7/15/18		194	196,207
Series A, 3.70%, 8/15/21		7	7,355
3.30%, 1/15/23		121	122,331
4.65%, 8/15/44		54	53,656
Baylor Scott & White Holdings, 4.19%, 11/15/45		40	40,499
Catholic Health Initiatives, 4.35%, 11/01/42		30	29,619
Cigna Corp., 3.25%, 4/15/25		172	171,525
Dignity Health, 5.27%, 11/01/64		90	97,515
Express Scripts Holding Co.:
1.25%, 6/02/17		98	97,801
3.90%, 2/15/22		66	68,813
Laboratory Corp. of America Holdings, 2.63%, 2/01/20		85	85,357
Ochsner Clinic Foundation, 5.90%, 5/15/45		35	40,596
Southern Baptist Hospital of Florida, Inc., 4.86%, 7/15/45		35	38,740
UnitedHealth Group, Inc.:
2.70%, 7/15/20		48	49,862

6	BLACKROCK SERIES FUND, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (continued)
2.88%, 12/15/21	USD	98	$101,771
3.35%, 7/15/22		47	49,999
4.63%, 7/15/35		20	22,328
3.95%, 10/15/42		97	97,591

			1,899,759
Hotels, Restaurants & Leisure — 0.0%
McDonald’s Corp.:
2.75%, 12/09/20		32	33,143
3.70%, 1/30/26		31	32,833
4.70%, 12/09/35		23	24,716
4.60%, 5/26/45		9	9,471
4.88%, 12/09/45		27	29,497

			129,660
Household Durables — 0.0%
Newell Rubbermaid, Inc.:
2.88%, 12/01/19		30	30,328
4.20%, 4/01/26		81	84,730

			115,058
Household Products — 0.1%
Kimberly-Clark Corp.:
1.90%, 5/22/19		107	108,811
2.65%, 3/01/25		40	40,676
2.75%, 2/15/26		49	50,082

			199,569
Industrial Conglomerates — 0.1%
Eaton Corp., 2.75%, 11/02/22		143	143,071
General Electric Co., 4.50%, 3/11/44		114	127,253

			270,324
Insurance — 0.6%
Aflac, Inc., 3.63%, 6/15/23		52	54,650
Allstate Corp., 3.15%, 6/15/23		62	63,741
American International Group, Inc.:
3.38%, 8/15/20		79	81,619
3.75%, 7/10/25		79	78,906
3.90%, 4/01/26		591	592,843
3.88%, 1/15/35		22	19,652
4.50%, 7/16/44		61	57,531
4.38%, 1/15/55		53	46,347
Aon PLC, 4.75%, 5/15/45		109	110,585
Lincoln National Corp., 3.35%, 3/09/25		31	29,804
Loews Corp., 2.63%, 5/15/23		62	61,156
Marsh & McLennan Cos., Inc., 3.75%, 3/14/26		19	19,452
MassMutual Global Funding II, 2.35%, 4/09/19 (a)		220	224,823
MetLife, Inc., 4.05%, 3/01/45		113	106,896
Metropolitan Life Global Funding I:
1.30%, 4/10/17 (a)		646	646,992
2.30%, 4/10/19 (a)		330	335,723
Prudential Financial, Inc., 4.60%, 5/15/44		105	105,419
Travelers Cos., Inc., 4.60%, 8/01/43		75	84,537
XLIT Ltd., 2.30%, 12/15/18		99	99,321

			2,819,997
Internet & Catalog Retail — 0.0%
Amazon.com, Inc., 2.60%, 12/05/19		67	69,702
IT Services — 0.3%
Fidelity National Information Services, Inc., 3.63%, 10/15/20		13	13,436
Hewlett Packard Enterprise Co.:
2.85%, 10/05/18 (a)		205	208,442

Corporate Bonds		Par (000)	Value
IT Services (continued)
3.60%, 10/15/20 (a)	USD	101	$105,024
International Business Machines Corp., 3.45%, 2/19/26		560	587,828
MasterCard, Inc., 3.38%, 4/01/24		91	97,316
Total System Services, Inc., 4.80%, 4/01/26		162	167,159
Visa, Inc.:
2.80%, 12/14/22		106	110,544
3.15%, 12/14/25		135	140,923
4.15%, 12/14/35		51	54,805

			1,485,477
Life Sciences Tools & Services — 0.0%
Thermo Fisher Scientific, Inc.:
3.30%, 2/15/22		94	95,820
3.65%, 12/15/25		29	29,496

			125,316
Machinery — 0.0%
Ingersoll-Rand Luxembourg Finance SA, 4.65%, 11/01/44		16	16,477
John Deere Capital Corp., 3.35%, 6/12/24		69	72,024

			88,501
Media — 0.7%
21st Century Fox America, Inc.:
3.70%, 9/15/24		60	63,169
3.70%, 10/15/25		27	28,271
4.75%, 9/15/44		42	43,476
4.95%, 10/15/45		12	12,830
CBS Corp., 2.30%, 8/15/19		107	108,106
CCO Safari II LLC:
3.58%, 7/23/20 (a)		131	133,861
4.46%, 7/23/22 (a)		123	128,568
4.91%, 7/23/25 (a)		116	122,359
6.38%, 10/23/35 (a)		76	83,901
Comcast Corp.:
2.75%, 3/01/23		334	345,145
3.38%, 8/15/25		91	96,796
3.15%, 3/01/26		400	416,464
4.25%, 1/15/33		35	37,275
4.40%, 8/15/35		113	122,425
4.60%, 8/15/45		54	59,908
Discovery Communications LLC:
3.45%, 3/15/25		65	61,359
4.90%, 3/11/26		274	282,501
4.88%, 4/01/43		29	25,490
Interpublic Group of Cos., Inc.:
4.00%, 3/15/22		72	74,094
3.75%, 2/15/23		60	59,236
NBCUniversal Media LLC, 4.45%, 1/15/43		55	59,238
Scripps Networks Interactive, Inc., 2.75%, 11/15/19		75	75,350
Time Warner Cable, Inc.:
5.00%, 2/01/20		89	96,607
4.13%, 2/15/21		106	111,998
4.00%, 9/01/21		25	26,160
5.50%, 9/01/41		29	28,760
4.50%, 9/15/42		9	7,989
Time Warner, Inc.:
2.10%, 6/01/19		143	144,232
3.60%, 7/15/25		64	65,693
4.65%, 6/01/44		91	88,998
Viacom, Inc.:
2.75%, 12/15/19		71	72,309

BLACKROCK SERIES FUND, INC.	MARCH 31, 2016	7

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Corporate Bonds		Par (000)	Value
Media (continued)
4.50%, 3/01/21	USD	90	$97,008

			3,179,576
Metals & Mining — 0.1%
Novelis, Inc., 8.75%, 12/15/20		420	423,906
Nucor Corp., 5.20%, 8/01/43		41	41,722

			465,628
Multiline Retail — 0.0%
Macy’s Retail Holdings, Inc., 4.50%, 12/15/34		67	54,404
Target Corp.:
3.50%, 7/01/24		33	36,196
4.00%, 7/01/42		63	67,449

			158,049
Multi-Utilities — 0.3%
Berkshire Hathaway Energy Co.:
2.40%, 2/01/20		57	58,079
3.50%, 2/01/25		57	60,169
CenterPoint Energy Houston Electric LLC, 4.50%, 4/01/44		35	38,527
CMS Energy Corp., 3.88%, 3/01/24		110	116,340
Consumers Energy Co., 3.95%, 5/15/43		46	47,285
Dominion Resources, Inc.:
1.95%, 8/15/16		171	171,540
2.50%, 12/01/19		142	143,608
DTE Electric Co., 3.95%, 6/15/42		19	19,579
DTE Energy Co.:
2.40%, 12/01/19		41	41,316
3.50%, 6/01/24		160	164,438
NiSource Finance Corp., 3.85%, 2/15/23		83	87,040
Pacific Gas & Electric Co.:
4.75%, 2/15/44		19	21,624
4.30%, 3/15/45		46	49,540
PG&E Corp., 2.40%, 3/01/19		92	93,228
Sempra Energy, 2.88%, 10/01/22		45	44,480
Virginia Electric & Power Co.:
3.45%, 2/15/24		60	62,882
4.45%, 2/15/44		26	28,360
4.20%, 5/15/45		78	81,931

			1,329,966
Oil, Gas & Consumable Fuels — 0.4%
Anadarko Petroleum Corp.:
7.95%, 6/15/39		61	67,124
4.50%, 7/15/44		61	47,851
California Resources Corp., 8.00%, 12/15/22 (a)		20	7,700
Chevron Corp.:
2.19%, 11/15/19		36	36,685
1.96%, 3/03/20		121	122,625
CONSOL Energy, Inc., 5.88%, 4/15/22		80	57,650
Continental Resources, Inc.:
3.80%, 6/01/24		62	48,980
4.90%, 6/01/44		71	52,895
Enterprise Products Operating LLC:
3.90%, 2/15/24		67	67,721
3.70%, 2/15/26		95	93,179
4.45%, 2/15/43		132	117,804
Exxon Mobil Corp.:
1.82%, 3/15/19		84	85,254
4.11%, 3/01/46		83	88,005
Kinder Morgan Energy Partners LP:
3.50%, 3/01/21		85	81,821
3.95%, 9/01/22		100	95,996
5.63%, 9/01/41		30	26,038

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
4.70%, 11/01/42	USD	92	$72,272
Kinder Morgan, Inc., 3.05%, 12/01/19		40	39,380
Marathon Petroleum Corp., 4.75%, 9/15/44		35	28,009
MEG Energy Corp.:
6.50%, 3/15/21 (a)		20	12,075
7.00%, 3/31/24 (a)		180	106,200
Phillips 66, 4.88%, 11/15/44		48	48,087
Spectra Energy Partners LP, 3.50%, 3/15/25		103	99,483
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23		89	79,466
TransCanada PipeLines Ltd.:
1.88%, 1/12/18		59	58,917
2.50%, 8/01/22		70	66,240
4.63%, 3/01/34		82	78,343
Valero Energy Corp., 3.65%, 3/15/25		103	101,188
Western Gas Partners LP, 4.00%, 7/01/22		98	87,721

			1,974,709
Pharmaceuticals — 0.4%
Actavis Funding SCS:
2.35%, 3/12/18		195	197,303
3.00%, 3/12/20		422	433,904
4.75%, 3/15/45		210	220,858
AstraZeneca PLC:
3.38%, 11/16/25		65	67,329
4.38%, 11/16/45		40	42,585
Bristol-Myers Squibb Co., 4.50%, 3/01/44		42	47,668
Eli Lilly & Co., 3.70%, 3/01/45		49	49,864
GlaxoSmithKline Capital PLC, 2.85%, 5/08/22		95	99,510
Johnson & Johnson, 2.45%, 3/01/26		276	277,011
Mylan, Inc., 3.13%, 1/15/23 (a)		67	64,098
Novartis Capital Corp.:
4.40%, 4/24/20		65	72,272
3.00%, 11/20/25		55	57,381
4.00%, 11/20/45		22	23,545
Pfizer, Inc.:
4.30%, 6/15/43		57	62,397
4.40%, 5/15/44		48	54,265
Roche Holdings, Inc., 2.88%, 9/29/21 (a)		200	209,682
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21		56	58,363
Zoetis, Inc., 3.25%, 2/01/23		57	56,366

			2,094,401
Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp.:
3.30%, 2/15/21		71	72,216
3.45%, 9/15/21		82	83,849
3.50%, 1/31/23		19	19,180
5.00%, 2/15/24		19	20,850
4.40%, 2/15/26		14	14,804
AvalonBay Communities, Inc., 3.50%, 11/15/25		13	13,468
Crown Castle International Corp., 5.25%, 1/15/23		41	44,229
ERP Operating LP, 3.38%, 6/01/25		59	60,784
Omega Healthcare Investors, Inc., 4.50%, 4/01/27		50	47,850
Prologis LP, 3.75%, 11/01/25		22	22,956
Simon Property Group LP:
2.50%, 7/15/21		43	43,939
3.38%, 10/01/24		89	93,113
4.25%, 10/01/44		56	57,681

			594,919

8	BLACKROCK SERIES FUND, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Corporate Bonds		Par (000)	Value
Road & Rail — 0.2%
Burlington Northern Santa Fe LLC:
3.45%, 9/15/21	USD	30	$32,073
3.00%, 3/15/23		74	76,992
4.15%, 4/01/45		36	36,939
4.70%, 9/01/45		35	38,981
Canadian National Railway Co., 2.75%, 3/01/26		150	153,616
CSX Corp.:
3.35%, 11/01/25		41	42,220
4.10%, 3/15/44		48	47,357
Norfolk Southern Corp., 4.45%, 6/15/45		62	64,015
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.38%, 2/01/22 (a)		144	142,971
Ryder System, Inc., 2.45%, 9/03/19		91	91,085
Union Pacific Corp.:
3.38%, 2/01/35		34	32,753
4.05%, 11/15/45		12	12,307
4.38%, 11/15/49		45	44,588
3.88%, 2/01/55		104	97,502
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 5/14/26		62	62,933

			976,332
Semiconductors & Semiconductor Equipment — 0.0%
Analog Devices, Inc.:
3.90%, 12/15/25		19	20,521
5.30%, 12/15/45		18	20,200
QUALCOMM, Inc., 4.80%, 5/20/45		45	44,576

			85,297
Software — 0.2%
Microsoft Corp.:
3.50%, 2/12/35		108	105,768
4.45%, 11/03/45		10	11,092
Oracle Corp.:
2.80%, 7/08/21		391	409,326
3.25%, 5/15/30		98	98,787
4.38%, 5/15/55		70	70,509

			695,482
Specialty Retail — 0.1%
Home Depot, Inc.:
3.35%, 9/15/25		22	23,840
5.40%, 9/15/40		36	45,065
4.40%, 3/15/45		21	23,356
Lowe’s Cos., Inc.:
3.38%, 9/15/25		24	25,733
4.25%, 9/15/44		41	44,048
4.38%, 9/15/45		18	20,000
QVC, Inc.:
3.13%, 4/01/19		55	55,170
5.13%, 7/02/22		92	96,531

			333,743
Technology Hardware, Storage & Peripherals — 0.3%
Apple Inc.:
2.10%, 5/06/19		382	392,704
3.25%, 2/23/26		335	349,762
3.45%, 2/09/45		44	39,739
4.65%, 2/23/46		443	483,603
HP, Inc., 3.75%, 12/01/20		21	21,729
Seagate HDD Cayman, 5.75%, 12/01/34		3	2,131

			1,289,668
Textiles, Apparel & Luxury Goods — 0.0%
NIKE, Inc., 3.88%, 11/01/45		45	47,093

Corporate Bonds		Par (000)	Value
Tobacco — 0.2%
Altria Group, Inc.:
2.63%, 1/14/20	USD	89	$91,992
2.85%, 8/09/22		55	56,812
4.25%, 8/09/42		14	14,557
5.38%, 1/31/44		91	111,185
Philip Morris International, Inc.:
1.13%, 8/21/17		103	103,253
2.75%, 2/25/26		343	348,729
4.13%, 3/04/43		59	61,077
4.88%, 11/15/43		68	77,833
Reynolds American, Inc.:
2.30%, 6/12/18		70	71,398
3.25%, 6/12/20		30	31,373

			968,209
Trading Companies & Distributors — 0.0%
GATX Corp., 2.60%, 3/30/20		67	65,770
Wireless Telecommunication Services — 0.1%
America Movil SAB de CV, 2.38%, 9/08/16		480	482,008
Orange SA, 5.50%, 2/06/44		61	72,672
Rogers Communications, Inc.:
3.63%, 12/15/25		23	23,944
5.00%, 3/15/44		20	22,031
Vodafone Group PLC, 2.50%, 9/26/22		67	65,459

			666,114
Total Corporate Bonds — 9.1%			44,028,896

Foreign Agency Obligations
Norway — 0.0%
Statoil ASA, 2.90%, 11/08/20		153	156,978

Foreign Government Obligations
Colombia — 0.1%
Republic of Colombia, 4.00%, 2/26/24		280	281,400
Germany — 0.2%
Deutsche Bundesrepublik Inflation Linked Bonds, 0.10%, 4/15/26	EUR	805	994,884
Indonesia — 0.1%
Republic of Indonesia:
3.38%, 4/15/23 (a)	USD	200	195,388
8.38%, 3/15/24	IDR	1,081,000	84,405
9.00%, 3/15/29		636,000	50,897
8.75%, 5/15/31		540,000	42,672
6.63%, 5/15/33		501,000	32,017
8.38%, 3/15/34		2,923,000	222,706
8.25%, 5/15/36		762,000	57,745

			685,830
Mexico — 0.5%
United Mexican States:
4.75%, 6/14/18	MXN	4,553	265,010
6.50%, 6/09/22		1,000	60,660
4.00%, 10/02/23	USD	945	989,887
8.00%, 12/07/23	MXN	3,000	197,523
10.00%, 12/05/24		4,000	297,215
5.75%, 3/05/26		1,700	96,918
7.75%, 5/29/31		1,800	117,688

BLACKROCK SERIES FUND, INC.	MARCH 31, 2016	9

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Foreign Government Obligations		Par (000)	Value
Mexico (concluded)
7.75%, 11/13/42	MXN	2,000	$130,348

			2,155,249
Peru — 0.0%
Republic of Peru, 7.35%, 7/21/25	USD	150	197,250
Russia — 0.0%
Russian Federation, 7.00%, 8/16/23	RUB	995	13,299
Slovenia — 0.1%
Republic of Slovenia, 4.13%, 2/18/19 (a)	USD	260	274,092
Turkey — 0.1%
Republic of Turkey, 5.75%, 3/22/24		480	520,608
Total Foreign Government Obligations — 1.1%			5,122,612

Investment Companies		Shares
iShares iBoxx $ High Yield Corporate Bond ETF (f)		43,196	3,528,681
Utilities Select Sector SPDR Fund (e)		26,130	1,296,571
Total Investment Companies — 1.0%			4,825,252

Non-Agency Mortgage-Backed Securities		Par (000)
Collateralized Mortgage Obligations — 1.1%
Adjustable Rate Mortgage Trust, Series 2005-12, Class 4A1, 3.15%, 3/25/36 (b)	USD	86	61,927
American Home Mortgage Assets Trust, Series 2006-3, Class 2A11, 1.26%, 10/25/46 (b)		97	67,552
Angel Oak Mortgage Trust LLC, Series 2015-1, Class A, 4.50%, 11/25/45 (a)(b)		78	78,785
Bear Stearns Mortgage Funding Trust, Series 2007-AR1, Class 1A1, 0.59%, 1/25/37 (b)		44	32,516
COLT LLC, Series 2015-1, Class A1V, 3.44%, 12/26/45 (a)(b)		81	80,488
Countrywide Alternative Loan Trust:
Series 2005-72, Class A3, 0.73%, 1/25/36 (b)		41	33,286
Series 2005-80CB, Class 4A1, 6.00%, 2/25/36		83	68,825
Series 2006-OA21, Class A1, 0.62%, 3/20/47 (b)		1,582	1,119,312
Series 2007-22, Class 2A16, 6.50%, 9/25/37		1,066	809,810
Series 2007-OA3, Class 1A1, 0.57%, 4/25/47 (b)		58	48,067
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA4, Class A1, 1.28%, 4/25/46 (b)		91	50,130
Credit Suisse Mortgage Capital Certificates:
Series 2011-5R, Class 2A1, 2.75%, 8/27/46 (a)(b)		323	316,609
Series 2015-10R, Class 4A1, 4.75%, 7/27/37 (a)(b)		82	81,768
Series 2015-PR1, Class A-1, 3.50%, 2/25/55 (a)(c)		197	189,325
Deutsche ALT-A Securities, Inc., Series 2007-RS1, Class A2, 0.94%, 1/27/37 (a)(b)		29	50,002
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, 2.32%, 3/25/36 (b)		14	10,597

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, 1.24%, 11/25/34 (b)	USD	48	$46,543
JPMorgan Alternative Loan Trust, Series 2007-A1, Class 1A4, 0.65%, 3/25/37 (b)		89	59,973
LSTAR Securities Investment Trust:
Series 2014-1, Class Note, 3.53%, 9/01/21 (a)(b)		427	422,549
Series 2014-2, Class A, 2.44%, 12/01/21 (a)(b)		294	289,512
Series 2015-10, Class A1, 2.43%, 11/01/20 (a)(b)		94	91,785
Series 2015-10, Class A2, 3.93%, 11/01/20 (a)(b)		110	105,875
Series 2015-2, Class A, 2.43%, 1/01/20		178	173,959
Series 2015-3, Class A, 2.43%, 3/01/20 (a)(b)		271	265,495
Series 2016-2, Class A, 2.44%, 3/01/21 (a)		280	270,368
Morgan Stanley Resecuritization Trust, Series 2014-R8, Class 3B1, 1.04%, 6/26/47 (a)(b)		94	84,459
RALI Trust:
Series 2006-QO2, Class A1, 0.65%, 2/25/46 (b)		209	84,350
Series 2007-QH6, Class A1, 0.62%, 7/25/37 (b)		62	48,236

			5,042,103
Commercial Mortgage-Backed Securities — 1.5%
Banc of America Commercial Mortgage Trust:
Series 2007-1, Class AMFX, 5.48%, 1/15/49 (b)		30	30,326
Series 2007-3, Class A4, 5.54%, 6/10/49 (b)		225	230,452
Series 2007-3, Class AJ, 5.57%, 6/10/49 (b)		60	59,549
Series 2007-5, Class AM, 5.77%, 2/10/51 (b)		130	134,131
Barclays Commercial Mortgage Trust:
Series 2015-SLP, Class D, 3.64%, 2/15/28 (a)(b)		100	94,427
Series 2015-SRCH, Class A1, 3.31%, 8/10/35 (a)		100	104,059
Bayview Commercial Asset Trust:
Series 2006-3A, Class A2, 0.73%, 10/25/36 (a)(b)		34	26,449
Series 2008-4, Class A3, 3.18%, 7/25/38 (a)(b)		132	133,133
Bear Stearns Commercial Mortgage Securities Trust:
Series 2007-PW15, Class A1A, 5.32%, 2/11/44		268	274,100
Series 2007-PW16, Class AM, 5.72%, 6/11/40 (b)		54	55,604
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 1.94%, 7/05/33 (a)(b)		130	129,330
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, 1.84%, 12/15/27 (a)(b)		203	201,749
CGGS Commercial Mortgage Trust:
Series 2016-RNDB, Class AFL, 2.15%, 2/15/33 (a)(b)		170	170,000
Series 2016-RNDB, Class CFL, 3.80%, 2/15/33		110	110,000
Series 2016-RNDB, Class DFL, 4.70%, 2/15/33 (a)(b)		100	100,000

10	BLACKROCK SERIES FUND, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Citigroup Commercial Mortgage Trust:
Series 2013-GC11, Class D, 4.46%, 4/10/46 (a)(b)	USD	400	$364,086
Series 2014-388G, Class E, 2.78%, 6/15/33 (a)(b)		100	96,868
Citigroup/Deutsche Bank Commercial Mortgage Trust:
Series 2006-CD3, Class AM, 5.65%, 10/15/48		250	251,645
Series 2007-CD5, Class AMA, 6.12%, 11/15/44 (b)		138	145,209
COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class AM, 5.76%, 5/15/46 (b)		245	251,939
Commercial Mortgage Pass-Through Certificates:
Series 2007-C9, Class AJFL, 1.13%, 12/10/49 (a)(b)		140	130,654
Series 2010-RR1, Class GEB, 5.54%, 12/11/49 (a)(b)		130	132,885
Series 2012-LTRT, Class A2, 3.40%, 10/05/30 (a)		285	296,956
Series 2014-FL5, Class D, 4.44%, 10/15/31 (a)(b)		115	104,201
Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1B 0.63%, 7/20/46 (b)		229	156,866
Credit Suisse Commercial Mortgage Trust, Series 2008-C1, Class A3, 6.07%, 2/15/41 (b)		80	83,471
Credit Suisse Mortgage Capital Certificates, Series 2015-GLPB, Class A, 3.64%, 11/15/34 (a)		100	105,419
Deutsche Bank Re-REMIC Trust, Series 2011-C32, Class A3A, 5.19%, 6/17/49 (a)(b)		205	210,179
FREMF Mortgage Trust, Series 2015-K50, Class B, 3.78%, 8/25/25		10	8,595
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class FFX, 3.38%, 12/15/19 (a)(b)		30	27,582
GS Mortgage Securities Corp. II, Series 2013-KING, Class E, 3.44%, 12/10/27 (a)(b)		350	334,019
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-CB16, Class AM, 5.59%, 5/12/45		97	97,537
Series 2007-CB20, Class AJ, 6.08%, 2/12/51 (b)		15	14,592
Series 2008-C2, Class ASB, 6.13%, 2/12/51 (b)		144	147,595
Series 2014-FL6, Class A, 1.84%, 11/15/31 (a)(b)		130	129,734
Series 2015-CSMO, Class D, 3.74%, 1/15/32 (a)(b)		100	97,364
Series 2016-ATRM, Class D, 5.35%, 10/05/28 (a)		100	99,139
Lone Star Portfolio Trust, Series 2015-LSP, Class A1A2, 2.24%, 9/15/28 (a)(b)		94	92,994
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A1A, 5.84%, 6/12/50 (b)		140	143,785
ML-CFC Commercial Mortgage Trust:
Series 2006-4, Class AM, 5.20%, 12/12/49		50	50,850
Series 2007-7, Class A4, 5.74%, 6/12/50 (b)		81	83,857

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust:
Series 2007-HQ11, Class AMFL, 0.61%, 2/12/44 (b)	USD	32	$31,134
Series 2007-IQ13, Class AM, 5.41%, 3/15/44		150	154,703
Morgan Stanley Re-REMIC Trust:
Series 2011-IO, Class C, 0.00%, 3/23/51 (a)(g)		36	34,077
Series 2012-XA, Class A, 2.00%, 7/27/49 (a)		85	84,749
RBSCF Trust, Series 2010-RR3, Class WBTA, 5.95%, 2/16/51 (a)(b)		830	838,050
Resource Capital Corp. Ltd., Series 2014-CRE2, Class A, 1.49%, 4/15/32 (a)(b)		112	109,445
STRIPs Ltd.:
Series 2012-1A, Class A, 1.50%, 12/25/44 (a)		77	76,035
Series 2012-1A, Class B, 0.50%, 12/25/44 (a)		110	99,101
VFC LLC, Series 2014-2, Class A, 2.75%, 7/20/30 (a)		9	8,651
Wells Fargo Commercial Mortgage Trust:
Series 2014-TISH, Class SCH1, 3.19%, 1/15/27 (a)(b)		300	285,545
Series 2015-C27, Class C, 3.89%, 2/15/48		47	41,418
Series 2015-C31, Class D, 3.85%, 11/15/48		20	13,911
Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.75%, 8/20/21 (a)		25	24,674

			7,312,823
Interest Only Commercial Mortgage-Backed Securities — 0.2%
Barclays Commercial Mortgage Trust, Series 2015-SRCH, Class XA, 0.96%, 8/10/35 (a)(b)		1,000	79,530
BB-UBS Trust, Series 2012-SHOW, Class XA, 0.60%, 11/05/36 (a)(b)		4,250	198,958
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class XA, 1.30%, 3/10/47 (b)		1,018	68,213
Commercial Mortgage Pass-Through Certificates:
Series 2013-LC6, Class XA, 1.73%, 1/10/46 (b)		1,088	71,236
Series 2015-3BP, Class XA, 0.06%, 2/10/35 (a)(b)		2,522	20,025
Series 2016-DC2, Class XA, 1.24%, 2/10/26 (b)		440	32,756
Core Industrial Trust, Series 2015-TEXW, Class XA, 0.77%, 2/10/34 (a)(b)		1,000	40,269
Credit Suisse Mortgage Capital Certificates, Series 2015-GLPA, Class XA, 0.26%, 11/15/37 (a)(b)		1,000	22,500
GS Mortgage Securities Corp. II, Series 2013-GC10, Class XA, 0.00%, 2/10/46 (b)		2,180	175,239
JPMBB Commercial Mortgage Securities Trust:
Series 2015-C28, Class XA, 1.20%, 10/15/48 (b)		995	67,897
Series 2015-C33, Class XA, 1.05%, 12/15/48 (b)		419	30,926
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class XA, 1.16%, 12/15/47 (b)		753	46,685

BLACKROCK SERIES FUND, INC.	MARCH 31, 2016	11

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class XA, 1.00%, 2/15/48 (b)	USD	993	$64,841
Series 2016-C33, 1.99%, 3/17/59 (b)		400	48,244
WF-RBS Commercial Mortgage Trust, Series 2014-C24, Class XA, 0.98%, 11/15/47 (b)		1,097	62,560

			1,029,879
Total Non-Agency Mortgage-Backed Securities — 2.8%			13,384,805

Other Interests (h)		Beneficial Interest (000)
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust VII (d)		130	13
Lehman Brothers Holdings, Inc. (d)		490	49
Total Other Interests — 0.0%			62

Preferred Securities
Capital Trusts		Par (000)
Capital Markets — 0.0%
State Street Capital Trust IV, 1.63%, 6/01/77 (b)		28	20,464
Media — 0.0%
NBCUniversal Enterprise, Inc., 5.25% (a)(i)		80	82,400
Total Capital Trusts — 0.0%			102,864

Preferred Stocks		Shares
Thrifts & Mortgage Finance — 0.0%
Fannie Mae, Series S, 0.05% (b)		10,000	30,400
Freddie Mac, Series Z, 0.05% (b)		10,000	31,000
Total Preferred Stocks — 0.0%			61,400

Trust Preferreds
Banks — 0.1%
Citigroup Capital XIII, 7.88%, 10/30/40 (b)		16,773	440,962
Consumer Finance — 0.1%
GMAC Capital Trust I, Series 2, 6.40%, 2/15/40 (b)		10,500	257,355
Total Trust Preferreds — 0.2%			698,317
Total Preferred Securities — 0.2%			862,581

Taxable Municipal Bonds		Par (000)
Arizona Health Facilities Authority RB, 1.22%, 1/01/37 (b)		60	52,828
Bay Area Toll Authority RB:
6.92%, 4/01/40		65	89,504
7.04%, 4/01/50		45	66,172
California State Public Works Board RB, 8.36%, 10/01/34		40	59,572

Taxable Municipal Bonds		Par (000)	Value
City of Atlanta, GA Water & Wastewater Revenue RB, 5.00%, 11/01/33	USD	50	$59,831
City of Charleston, SC Waterworks & Sewer System Revenue RB, 5.00%, 1/01/45		35	41,116
City of San Jose, CA Airport Revenue RB, AMBAC, 5.00%, 3/01/37		45	46,514
City of Seattle, WA Municipal Light & Power Revenue RB, 5.00%, 4/01/23-4/01/25		100	124,740
City Public Service Board of San Antonio, TX RB, 5.81%, 2/01/41		45	59,685
Clark County School District GO, 5.00%, 6/15/26-6/15/28		110	136,777
Commonwealth of Massachusetts GO, 5.00%, 7/01/22-7/01/29		55	68,085
Contra Costa Community College District GO, 6.50%, 8/01/34		40	51,563
County of Miami-Dade, FL Aviation Revenue RB, 5.00%, 10/01/38		45	51,077
Delaware Transportation Authority RB, 5.00%, 6/01/55		30	34,004
District of Columbia Water & Sewer Authority RB, 5.00%, 10/01/35-10/01/36		80	95,891
Golden State Tobacco Securitization Corp. RB, 5.00%, 6/01/40		25	29,067
Grant County Public Utility District No. 2 RB, 4.58%, 1/01/40		15	15,736
Las Vegas Valley Water District GO, 5.00%, 6/01/41 (j)		45	53,084
Los Angeles Community College District GO, 6.60%, 8/01/42		65	92,977
Los Angeles Department of Water & Power RB, 6.60%, 7/01/50		30	43,220
Los Angeles Unified School District GO, 6.76%, 7/01/34		60	82,879
Massachusetts Clean Water Trust RB, 5.00%, 2/01/25-2/01/28		105	135,043
Massachusetts Development Finance Agency RB, 5.00%, 7/01/44		145	161,690
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB:
5.00%, 7/01/40 (j)		15	17,286
5.00%, 7/01/46		35	40,137
Metropolitan Transportation Authority RB:
6.69%, 11/15/40		30	41,257
6.81%, 11/15/40		55	76,497
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB, 7.46%, 10/01/46		30	42,136
Miami-Dade County Educational Facilities Authority RB, 5.07%, 4/01/50		30	33,286
Municipal Electric Authority of Georgia RB, 6.64%, 4/01/57		45	55,699
New Jersey Educational Facilities Authority RB, 5.00%, 7/01/23 (j)		35	43,837
New Jersey State Turnpike Authority RB, 7.41%, 1/01/40		66	98,814
New Orleans Aviation Board RB, 5.00%, 1/01/40		35	38,982
New York City Transitional Finance Authority Building Aid Revenue RB, 5.00%, 7/15/36		30	35,553
New York City Water & Sewer System RB:
5.75%, 6/15/41		35	46,347
5.38%, 6/15/43		215	250,544
5.50%, 6/15/43		255	298,592
5.88%, 6/15/44		50	68,104
New York State Dormitory Authority RB, 5.39%, 3/15/40		50	62,883

12	BLACKROCK SERIES FUND, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Taxable Municipal Bonds		Par (000)	Value
New York State Thruway Authority RB, 5.00%, 5/01/19-1/01/31	USD	70	$80,919
New York State Urban Development Corp. RB, 5.00%, 3/15/24-3/15/28		255	320,985
Orange County Local Transportation Authority RB, 6.91%, 2/15/41		75	105,335
Orange County Sanitation District RB, 5.00%, 2/01/35-2/01/36		60	73,414
Pennsylvania Economic Development Financing Authority RB, 5.00%, 12/31/38		50	56,136
Port Authority of New York & New Jersey RB, 4.96%, 8/01/46		65	75,741
Regents of the University of California Medical Center Pooled Revenue RB, 6.58%, 5/15/49		75	102,023
State of California GO:
7.50%, 4/01/34		60	87,353
7.55%, 4/01/39		30	45,821
4.99%, 4/01/39		40	41,962
7.60%, 11/01/40		160	247,832
State of Hawaii GO:
5.00%, 4/01/19-4/01/23		120	140,248
5.00%, 4/01/22 (j)		30	36,178
State of Illinois GO, 5.10%, 6/01/33		170	159,278
State of North Carolina GO, 5.00%, 6/01/25-6/01/26		205	265,279
State of Ohio GO, 5.00%, 12/15/23-9/15/25		230	290,308
State of Washington GO, 5.00%, 7/01/28		35	42,948
State of Wisconsin GO, 5.00%, 5/01/34		100	120,651
University of California RB, 4.86%, 5/15/12		50	51,443
University of Houston System RB, 3.25%, 2/15/19		35	37,137
Virginia Public School Authority RB, 5.00%, 8/01/25-8/01/27		55	70,864
Westchester County Local Development Corp. RB, 5.00%, 11/01/46		15	16,935
Total Taxable Municipal Bonds — 1.1%			5,369,799

U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.1%
Fannie Mae, Series 2013-C01, Class M2, 5.68%, 10/25/23 (b)		590	611,705
Commercial Mortgage-Backed Securities — 0.0%
Freddie Mac:
Series K050, Class A2, 3.33%, 8/25/25 (b)		80	86,339
Series K052, Class A2, 3.15%, 11/25/25		49	51,631

			137,970
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Fannie Mae, Series 2014-M13, Class X2, 0.14%, 2/25/24 (b)		4,996	55,406
Freddie Mac, Series K718, Class X1, 0.65%, 1/25/22 (b)		194	6,148
Ginnie Mae:
Series 2012-120, Class IO, 0.91%, 2/16/53 (b)		1,235	77,601
Series 2014-40, Class AI, 1.00%, 2/16/39		453	12,760
Series 2014-52, Class AI, 0.83%, 8/16/41		351	9,888

			161,803

U.S. Government Sponsored Agency Securities		Par (000)	Value
Mortgage-Backed Securities — 14.5%
Fannie Mae Mortgage-Backed Securities:
2.35%, 8/01/38 (b)	USD	103	$108,705
2.50%, 4/01/30-4/01/31 (k)		189	197,362
2.83%, 3/01/41 (b)		73	77,224
2.88%, 3/01/41 (b)		54	56,746
3.00%, 11/01/26-4/01/46 (k)		6,461	6,686,604
3.16%, 12/01/40 (b)		96	99,947
3.35%, 6/01/41 (b)		131	137,403
3.50%, 7/01/26-4/01/4 6 (k)		6,871	7,278,098
3.51%, 9/01/41 (b)		86	90,882
4.00%, 2/01/25-4/01/46 (k)		6,290	6,794,118
4.50%, 2/01/25-4/01/46 (k)		4,784	5,179,125
5.00%, 9/01/33-4/01/46 (k)		1,835	2,033,352
5.50%, 2/01/35-4/01/46 (k)		1,190	1,346,045
6.00%, 12/01/27-4/01/46 (k)		1,357	1,554,017
6.50%, 5/01/40		392	453,151
Freddie Mac Mortgage-Backed Securities:
2.50%, 3/01/30-4/01/31 (k)		1,011	1,039,440
3.00%, 5/01/27-4/01/46 (b)(k)		3,535	3,659,436
3.50%, 4/01/31-4/01/46 (k)		8,338	8,750,489
4.00%, 8/01/40-4/01/46 (k)		3,418	3,656,846
4.50%, 2/01/39-4/01/46 (k)		1,428	1,555,982
5.00%, 8/01/40-4/01/46 (k)		1,022	1,125,249
5.50%, 6/01/41-4/01/46 (k)		383	427,196
6.00%, 1/01/34-4/01/46 (k)		63	74,167
Ginnie Mae Mortgage-Backed Securities:
3.00%, 7/20/45-4/15/46 (k)		2,746	2,847,062
3.50%, 12/20/41-4/15/46 (k)		5,424	5,738,946
4.00%, 9/20/40-4/15/46 (k)		5,040	5,396,234
4.50%, 12/20/39-4/15/46 (k)		1,684	1,835,940
5.00%, 12/15/38-4/15/46 (k)		1,390	1,535,997
5.50%, 4/15/46 (k)		700	783,225
7.50%, 3/15/32		4	5,640

			70,524,628
Total U.S. Government Sponsored Agency Securities — 14.7%			71,436,106

U.S. Treasury Obligations
U.S. Treasury Bonds:
2.88%, 8/15/45 (l)(m)		3,684	3,874,792
3.00%, 11/15/45		462	498,761
2.50%, 2/15/46 (m)		225	219,384
U.S. Treasury Notes:
0.75%, 10/31/17		1,281	1,281,451
1.00%, 12/31/17 (m)		4,407	4,428,176
0.88%, 10/15/18 (m)		6,691	6,701,451
1.38%, 10/31/20-1/31/21		4,062	4,094,086
1.63%, 11/30/20-2/15/26 (m)		4,345	4,325,254
1.75%, 12/31/20		1,106	1,133,088
1.25%, 3/31/21 (m)		15	15,013
1.88%, 10/31/22		2,202	2,252,492
2.25%, 11/15/25		5,051	5,256,996
Total U.S. Treasury Obligations — 7.0%			34,080,944
Total Long-Term Investments
(Cost — $445,689,038) — 101.7%			494,099,254

BLACKROCK SERIES FUND, INC.	MARCH 31, 2016	13

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements — 1.5% (n)
BNP Paribas Securities Corp., 0.00%, Open (o) (Purchased on 3/30/16 to be repurchased at $1,006,669, collateralized by U.S. Treasury Notes, 1.13% due at 2/28/21, par and fair value of USD 1,013,000 and $1,008,845, respectively)	USD	1,007	$1,006,669
BNP Paribas Securities Corp., 0.43%, Open (o) (Purchased on 3/28/16 to be repurchased at $154,882, collateralized by U.S. Treasury Notes, 2.13% due at 12/31/22, par and fair value of USD 150,000 and $155,813, respectively)		155	154,875
BNP Paribas Securities Corp., 0.44%, Open (o) (Purchased on 3/28/16 to be repurchased at $96,202, collateralized by U.S. Treasury Notes, 1.38% due at 9/30/20, par and fair value of USD 95,600 and $96,399, respectively)		96	96,198
BNP Paribas Securities Corp., 0.48%, Open (o) (Purchased on 3/28/16 to be repurchased at $5,828,011, collateralized by U.S. Treasury Notes, 2.00% due at 8/15/25, par and fair value of USD 5,770,000 and $5,880,894, respectively)		5,828	5,827,700
Deutsche Bank Securities, Inc., 0.30%, Open (o) (Purchased on 3/29/16 to be repurchased at $54,501, collateralized by U.S. Treasury Bonds, 3.00% due at 5/15/45, par and fair value of USD 50,000 and $53,924, respectively)		55	54,500
Total Borrowed Bond Agreements
(Cost — $7,139,942) — 1.5%			7,139,942

		Beneficial Interest (000)
Money Market Funds — 2.0%
BlackRock Liquidity Series, LLC, Money Market Series, 0.55% (f)(p)(q)		9,864	9,864,462
Total Short-Term Securities
(Cost — $17,004,404) — 3.5%			17,004,404
Options Purchased
(Cost — $150,068) — 0.0%			142,261
Total Investments Before Borrowed Bonds, Options Written and TBA Sale Commitments
(Cost — $462,843,510*) — 105.2%			511,245,919

Borrowed Bonds		Par (000)	Value
U.S. Treasury Obligations — (1.5)%
U.S. Treasury Bonds, 3.00%, 5/15/45	USD	50	$(53,924)
U.S. Treasury Notes:
1.13%, 2/28/21		1,013	(1,008,845)
1.38%, 9/30/20		96	(96,399)
2.00%, 8/15/25		5,770	(5,880,894)
2.13%, 12/31/22		150	(155,813)
Total Borrowed Bonds
(Proceeds — $6,970,056) — (1.5)%			(7,195,875)

Options Written
(Premiums Received — $ 90,632) — (0.0)%			(115,665)

TBA Sale Commitments (k)
Fannie Mae Mortgage-Backed Securities:
3.00%, 4/01/46		2,581	(2,647,541)
3.50%, 4/01/46		327	(342,852)
4.00%, 4/01/46		2,030	(2,168,928)
4.50%, 4/01/46		1,524	(1,658,303)
5.00%, 4/01/46		1,500	(1,659,375)
5.50%, 4/01/46		600	(672,835)
6.00%, 4/01/46		300	(342,149)
Freddie Mac Mortgage-Backed Securities:
3.00%, 4/01/31-4/01/46		658	(681,852)
3.50%, 4/01/46		4,344	(4,547,124)
4.00%, 4/01/46		1,072	(1,144,109)
5.50%, 4/01/46		60	(66,675)
Ginnie Mae Mortgage-Backed Securities:
3.50%, 4/15/46		405	(427,346)
4.00%, 4/15/46		2,348	(2,509,926)
Total TBA Sale Commitments
(Proceeds — $18,815,289) — (3.9)%			(18,869,015)
Total Investments Net of Borrowed Bonds, Options Written and TBA Sale Commitments — 99.8%			485,065,364
Other Assets Less Liabilities — 0.2%			910,645

Net Assets — 100.0%			$485,976,009

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$463,732,095

Gross unrealized appreciation	$55,285,780
Gross unrealized depreciation	(7,771,956)

Net unrealized appreciation	$47,513,824

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(d)	Non-income producing security.

(e)	Security, or a portion of security, is on loan.

14	BLACKROCK SERIES FUND, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

(f)	During the period ended March 31, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2015	Shares/ Beneficial Interest Purchased	Shares/ Beneficial Interest Sold	Shares/Beneficial Interest Held at March 31, 2016	Value at March 31, 2016	Income		Realized Loss
BlackRock Liquidity Funds, TempFund, Institutional Class	87,935	—	(87,935)[1]	—	—	$1,969		—
BlackRock Liquidity Series, LLC, Money Market Series	$3,964,938	$5,899,524[2]	—	$9,864,462	$9,864,462	7,326	[3]	—
iShares iBoxx $ High Yield Corporate Bond ETF	29,546	43,196	(29,546)	43,196	3,528,681	9,211		$(212,206)
Total						$18,506		$(212,206)

[1]	Represents net shares sold.

[2]	Represents net beneficial interest purchased.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(g)	Zero-coupon bond.

(h)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(i)	Perpetual security with no stated maturity date.

(j)	When-issued security.

(k)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$(764,111)	$ (500)
BNP Paribas Securities Corp.	$160,342	$ 803
Citigroup Global Markets, Inc.	$976,945	$ 449
Credit Suisse Securities (USA) LLC	$(1,086,709)	$ (8,318)
Deutsche Bank Securities, Inc.	$401,082	$ (201)
Goldman Sachs & Co.	$(5,892,352)	$(18,675)
J.P. Morgan Securities LLC	$(3,276,057)	$ (8,352)
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$(580,726)	$ (1,809)
Morgan Stanley & Co. LLC	$522,352	$ 119
Nomura Securities International, Inc.	$262,732	$ 1,170
RBC Capital Markets, LLC	$133,017	$ 639

(l)	All or a portion of security has been pledged in connection with outstanding futures contracts.

(m)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(n)	Certain agreements have no stated maturity and can be terminated by either party at any time.

(o)	The amount to be repurchased assumes the maturity will be the day after the period end.

(p)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

(q)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Deutsche Bank Securities, Inc.	0.43%	2/12/16	Open	$ 6,724,455	$6,728,391
Barclays Capital, Inc.	0.15%	3/31/16	4/01/16	218,531	218,532
J.P. Morgan Securities LLC	0.49%	3/31/16	4/01/16	4,434,544	4,434,604
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.00%	3/31/16	4/01/16	3,036,836	3,036,836
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.65%	3/31/16	4/01/16	1,917,600	1,917,635
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.65%	3/31/16	4/01/16	1,292,595	1,292,618
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.65%	3/31/16	4/01/16	1,573,125	1,573,153
Total				$19,197,686	$19,201,769

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2016	15

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(6)	Euro-Bund	June 2016	USD	1,115,053	$ (2,463)
(1)	Japanese Government Bonds (10 Year)	June 2016	USD	1,344,351	3,640
22	U.S. Treasury Bonds (30 Year)	June 2016	USD	3,617,625	(15,135)
68	U.S. Treasury Notes (10 Year)	June 2016	USD	8,866,563	21,604
75	U.S. Treasury Notes (2 Year)	June 2016	USD	16,406,250	38,427
122	U.S. Treasury Notes (5 Year)	June 2016	USD	14,782,016	43,543
22	U.S. Ultra Treasury Bonds	June 2016	USD	3,795,688	(22,117)
Total					$ 67,499

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	84,622	EUR	75,000	Citibank N.A.	4/05/16	$ (733)
USD	954,614	EUR	876,000	Morgan Stanley & Co. International PLC	4/05/16	(42,336)
USD	119,393	MXN	2,168,000	Morgan Stanley & Co. International PLC	4/05/16	(6,033)
MXN	3,674,383	USD	212,858	Citibank N.A.	4/06/16	(302)
USD	201,315	MXN	3,674,383	Bank of America N.A.	4/06/16	(11,241)
PLN	705,250	USD	171,834	JPMorgan Chase Bank N.A.	4/15/16	17,134
PLN	710,475	USD	172,234	Royal Bank of Canada	4/15/16	18,134
USD	375,831	PLN	1,505,825	HSBC Bank PLC	4/15/16	(27,647)
JPY	9,571,195	USD	85,000	HSBC Bank PLC	4/18/16	90
JPY	2,862,527	USD	25,348	Morgan Stanley & Co. International PLC	4/18/16	100
JPY	2,896,839	USD	25,652	Morgan Stanley & Co. International PLC	4/18/16	102
JPY	9,651,207	USD	85,000	Morgan Stanley & Co. International PLC	4/18/16	801
USD	85,000	KRW	101,779,000	HSBC Bank PLC	4/18/16	(3,957)
USD	85,000	KRW	100,873,750	JPMorgan Chase Bank N.A.	4/18/16	(3,166)
USD	51,000	KRW	60,990,900	JPMorgan Chase Bank N.A.	4/18/16	(2,307)
MXN	1,576,113	USD	87,250	JPMorgan Chase Bank N.A.	4/21/16	3,800
USD	137,491	MXN	2,483,196	State Street Bank and Trust Co.	4/21/16	(5,959)
USD	205,647	MXN	3,693,050	Barclays Bank PLC	4/22/16	(7,675)
USD	70,326	MXN	1,300,161	Citibank N.A.	4/28/16	(4,734)
USD	59,078	MXN	1,061,329	JPMorgan Chase Bank N.A.	4/28/16	(2,194)
BRL	649,767	USD	177,000	Goldman Sachs International	4/29/16	2,273
INR	11,850,150	USD	177,000	JPMorgan Chase Bank N.A.	4/29/16	964
RUB	12,315,660	USD	177,000	Deutsche Bank AG	4/29/16	4,721
TRY	510,662	USD	177,000	Barclays Bank PLC	4/29/16	2,697
USD	177,000	EUR	157,776	Standard Chartered Bank	4/29/16	(2,688)
USD	177,000	GBP	123,961	Morgan Stanley & Co. International PLC	4/29/16	(1,054)
USD	177,000	SEK	1,461,036	Barclays Bank PLC	4/29/16	(3,153)
USD	177,000	JPY	20,049,675	Deutsche Bank AG	5/02/16	(1,321)
USD	1,028,442	EUR	902,000	Morgan Stanley & Co. International PLC	5/04/16	1,006
USD	124,831	MXN	2,161,000	JPMorgan Chase Bank N.A.	5/04/16	145
USD	116,242	MXN	2,135,731	Morgan Stanley & Co. International PLC	5/04/16	(6,986)
USD	12,895	RUB	1,053,787	Morgan Stanley & Co. International PLC	5/20/16	(2,572)
USD	94,598	MXN	1,651,376	Citibank N.A.	5/23/16	(508)

16	BLACKROCK SERIES FUND, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	25,267	MXN	438,853	Bank of America N.A.	5/26/16	$ (1)
USD	190,000	CNH	1,255,900	Deutsche Bank AG	6/01/16	(3,766)
USD	580,000	CNH	3,842,738	UBS AG	6/01/16	(12,875)
USD	211,678	MXN	3,674,383	Citibank N.A.	6/06/16	327
USD	119,701	MXN	2,086,009	JPMorgan Chase Bank N.A.	6/06/16	(287)
AUD	1,100,000	USD	845,875	BNP Paribas S.A.	6/15/16	(5,681)
USD	875,208	AUD	1,160,000	Morgan Stanley & Co. International PLC	6/15/16	(10,814)
USD	826,392	AUD	1,100,000	Westpac Banking Corp.	6/15/16	(13,802)
USD	53,664	IDR	713,629,205	Deutsche Bank AG	6/16/16	527
USD	145,306	IDR	1,926,751,698	Deutsche Bank AG	6/16/16	1,839
USD	289,006	IDR	3,842,618,797	Deutsche Bank AG	6/16/16	2,884
CNH	1,861,440	USD	280,000	HSBC Bank PLC	7/29/16	6,289
USD	1,050,000	CNH	6,998,156	UBS AG	7/29/16	(26,314)
Total						$(146,273)

Exchange-Traded Options Purchased

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Euro Dollar 90-Day	Call	12/16/16	USD	99.13	137	$58,225

OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
USD Currency	Call	Goldman Sachs International	5/13/16	BRL	3.85	USD	60	$622
GBP Currency	Call	Deutsche Bank AG	7/22/16	USD	1.47	GBP	1,690	56,148
USD Currency	Call	HSBC Bank USA N.A.	7/29/16	CNH	6.75	USD	2,263	16,086
EUR Currency	Put	JPMorgan Chase Bank N.A.	7/22/16	USD	1.07	EUR	1,970	11,180
Total								$84,036

Exchange-Traded Options Written

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Value
Euro Dollar 90-Day	Call	USD	98.38	12/16/16	91	$(48,344)

OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
GBP Currency	Call	Deutsche Bank AG	7/22/16	USD	1.56	GBP	1,690	$(12,408)
GBP Currency	Call	Deutsche Bank AG	7/22/16	USD	1.53	GBP	1,690	(21,708)
GBP Currency	Call	JPMorgan Chase Bank N.A.	7/22/16	USD	1.50	GBP	1,560	(33,205)
Total								$(67,321)

BLACKROCK SERIES FUND, INC.	MARCH 31, 2016	17

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Centrally Cleared Credit Default Swaps — Buy Protection
Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)		Unrealized Depreciation
CDX.NA.HY Series 26 Version 1	5.00%	6/20/21	USD	482	$(5,834)

Centrally Cleared Interest Rate Swaps
Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.65%[1]	3-month LIBOR	N/A	11/26/16	USD	695	$ (652)
1.26%[1]	3-month LIBOR	N/A	1/12/17	USD	9,370	(51,329)
2.13%[2]	3-month LIBOR	N/A	8/25/25	USD	65	3,141
2.83%[2]	6-month Australian Bank Bill Rate	N/A	1/15/26	AUD	2,848	45,969
1.95%[1]	3-month LIBOR	N/A	1/19/26	USD	2,031	(65,903)
Total						$(68,774)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Fund pays the floating rate and receives the fixed rate.

OTC Credit Default Swaps — Buy Protection
Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	209	$2,496	$1,557	$ 939
United Mexican States	1.00%	Bank of America N.A.	9/20/20	USD	209	3,325	2,357	968
21st Century Fox, Class A	1.00%	Barclays Bank PLC	12/20/20	USD	135	(3,885)	(1,877)	(2,008)
Loews Corp.	1.00%	Barclays Bank PLC	12/20/20	USD	110	(3,377)	(3,927)	550
Valero Energy Corp.	1.00%	Morgan Stanley Capital Services LLC	12/20/20	USD	115	1,640	2,682	(1,042)
HSBC Bank PLC	1.00%	Bank of America N.A.	6/20/21	EUR	320	943	20	923
HSBC Bank PLC	1.00%	Bank of America N.A.	6/20/21	EUR	239	704	(526)	1,230
HSBC Bank PLC	1.00%	Bank of America N.A.	6/20/21	EUR	188	554	(413)	967
Standard Chartered PLC	1.00%	Bank of America N.A.	6/20/21	EUR	400	12,280	9,329	2,951
Standard Chartered PLC	1.00%	Bank of America N.A.	6/20/21	EUR	190	5,833	4,431	1,402
Standard Chartered PLC	1.00%	Bank of America N.A.	6/20/21	EUR	160	4,912	3,732	1,180
Standard Chartered PLC	1.00%	Bank of America N.A.	6/20/21	EUR	60	1,842	1,399	443
Standard Chartered PLC	1.00%	BNP Paribas S.A.	6/20/21	EUR	228	7,000	12,556	(5,556)
Standard Chartered PLC	1.00%	BNP Paribas S.A.	6/20/21	EUR	62	1,903	1,746	157
Standard Chartered PLC	1.00%	BNP Paribas S.A.	6/20/21	EUR	49	1,504	1,380	124
HSBC Bank PLC	1.00%	Citibank N.A.	6/20/21	EUR	518	1,527	5,484	(3,957)
HSBC Bank PLC	1.00%	Citibank N.A.	6/20/21	EUR	310	913	2,930	(2,017)
HSBC Bank PLC	1.00%	Citibank N.A.	6/20/21	EUR	260	766	(631)	1,397
HSBC Bank PLC	1.00%	Citibank N.A.	6/20/21	EUR	125	369	(303)	672
HSBC Bank PLC	1.00%	Citibank N.A.	6/20/21	EUR	80	236	(194)	430
HSBC Bank PLC	1.00%	Citibank N.A.	6/20/21	EUR	65	191	(158)	349
HSBC Bank PLC	1.00%	Citibank N.A.	6/20/21	EUR	64	189	(155)	344
HSBC Bank PLC	1.00%	Citibank N.A.	6/20/21	EUR	27	79	(66)	145
Standard Chartered PLC	1.00%	Citibank N.A.	6/20/21	EUR	240	7,368	11,769	(4,401)
Standard Chartered PLC	1.00%	Citibank N.A.	6/20/21	EUR	136	4,175	6,669	(2,494)
HSBC Bank PLC	1.00%	Credit Suisse International	6/20/21	EUR	34	100	161	(61)
HSBC Bank PLC	1.00%	JPMorgan Chase Bank N.A.	6/20/21	EUR	370	1,090	(1,548)	2,638
HSBC Bank PLC	1.00%	JPMorgan Chase Bank N.A.	6/20/21	EUR	361	1,063	(461)	1,524
HSBC Bank PLC	1.00%	JPMorgan Chase Bank N.A.	6/20/21	EUR	9	26	(38)	64
Standard Chartered PLC	1.00%	JPMorgan Chase Bank N.A.	6/20/21	EUR	330	10,130	18,176	(8,046)
HSBC Bank PLC	1.00%	Société Générale	6/20/21	EUR	385	1,135	24	1,111
HSBC Bank PLC	1.00%	Société Générale	6/20/21	EUR	65	192	4	188
Republic of South Africa	1.00%	Bank of America N.A.	6/20/21	USD	85	8,131	9,260	(1,129)

18	BLACKROCK SERIES FUND, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Federation of Malaysia	1.00%	Barclays Bank PLC	6/20/21	USD	234	$6,041	$ 6,610	$ (569)
Republic of South Africa	1.00%	Barclays Bank PLC	6/20/21	USD	195	18,654	22,086	(3,432)
Republic of South Africa	1.00%	Barclays Bank PLC	6/20/21	USD	80	7,653	8,442	(789)
Australia & New Zealand Banking Group Ltd.	1.00%	BNP Paribas S.A.	6/20/21	USD	730	7,152	8,215	(1,063)
Australia & New Zealand Banking Group Ltd.	1.00%	BNP Paribas S.A.	6/20/21	USD	56	547	628	(81)
Republic of South Africa	1.00%	BNP Paribas S.A.	6/20/21	USD	50	4,783	5,442	(659)
Republic of South Africa	1.00%	BNP Paribas S.A.	6/20/21	USD	45	4,305	5,161	(856)
Republic of South Africa	1.00%	Citibank N.A.	6/20/21	USD	47	4,448	4,966	(518)
Republic of South Africa	1.00%	Citibank N.A.	6/20/21	USD	1	96	108	(12)
Australia & New Zealand Banking Group Ltd.	1.00%	Deutsche Bank AG	6/20/21	USD	1,166	11,425	12,758	(1,333)
Australia & New Zealand Banking Group Ltd.	1.00%	Deutsche Bank AG	6/20/21	USD	246	2,408	4,554	(2,146)
Commonwealth Bank of Australia	1.00%	Deutsche Bank AG	6/20/21	USD	400	3,893	4,119	(226)
Commonwealth Bank of Australia	1.00%	Deutsche Bank AG	6/20/21	USD	257	2,504	4,766	(2,262)
Commonwealth Bank of Australia	1.00%	Deutsche Bank AG	6/20/21	USD	93	902	1,709	(807)
Australia & New Zealand Banking Group Ltd.	1.00%	Goldman Sachs International	6/20/21	USD	104	1,021	1,930	(909)
Republic of South Africa	1.00%	Goldman Sachs International	6/20/21	USD	45	4,305	5,170	(865)
Republic of South Africa	1.00%	HSBC Bank PLC	6/20/21	USD	55	5,261	6,155	(894)
Republic of South Africa	1.00%	HSBC Bank PLC	6/20/21	USD	45	4,305	5,202	(897)
Australia & New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	762	7,465	8,302	(837)
Australia & New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	245	2,400	2,688	(288)
Commonwealth Bank of Australia	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	345	3,356	3,617	(261)
National Australia Bank Ltd.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	344	4,074	3,774	300
Republic of South Africa	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	120	11,479	12,922	(1,443)
Republic of the Philippines	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	211	521	1,190	(669)
CMBX.NA Series 8 AAA	0.50%	Credit Suisse International	10/17/57	USD	50	2,248	2,252	(4)
Total						$196,600	$228,135	$(31,535)

OTC Credit Default Swaps — Sell Protection
Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Transocean Ltd.	1.00%	Goldman Sachs International	6/20/19	BB+	USD	145	$(44,433)	$ (2,928)	$(41,505)
Transocean Ltd.	1.00%	Goldman Sachs International	6/20/19	BB+	USD	25	(7,661)	(504)	(7,157)
Transocean Ltd.	1.00%	Bank of America N.A.	12/20/19	BB+	USD	45	(16,131)	(2,702)	(13,429)
Transocean Ltd.	1.00%	Bank of America N.A.	12/20/19	BB+	USD	40	(14,340)	(2,268)	(12,072)
Transocean Ltd.	1.00%	Bank of America N.A.	12/20/19	BB+	USD	35	(12,546)	(2,032)	(10,514)
United Mexican States	1.00%	Bank of America N.A.	6/20/20	BBB+	USD	209	(2,495)	(1,804)	(691)
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	9/20/20	BBB+	USD	209	(3,325)	(2,520)	(805)
Federative Republic of Brazil	1.00%	Barclays Bank PLC	6/20/21	BB	USD	224	(26,207)	(25,625)	(582)
Republic of Indonesia	1.00%	Barclays Bank PLC	6/20/21	BB+	USD	57	(2,665)	(2,984)	319
CMBX.NA Series 3 AM	0.50%	Credit Suisse International	12/13/49	BBB	USD	670	(13,475)	(61,345)	47,870
CMBX.NA Series 3 AM	0.50%	Goldman Sachs International	12/13/49	BBB	USD	1,320	(26,546)	(122,387)	95,841

BLACKROCK SERIES FUND, INC.	MARCH 31, 2016	19

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA Series 4 AM	0.50%	Deutsche Bank AG	2/17/51	BB	USD	120	$ (3,363)	$ (16,604)	$13,241
CMBX.NA Series 8 A	2.00%	Goldman Sachs International	10/17/57	Not Rated	USD	50	(5,063)	(5,256)	193
CMBX.NA Series 8 BBB-	3.00%	Barclays Bank PLC	10/17/57	Not Rated	USD	30	(5,198)	(3,179)	(2,019)
CMBX.NA Series 8 BBB-	3.00%	Credit Suisse International	10/17/57	Not Rated	USD	20	(3,465)	(2,113)	(1,352)
Total							$(186,913)	$(254,251)	$67,338

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps
Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6.44%[1]	1-day COOIS	Credit Suisse International	5/23/16	COP	1,620,917	$ 415	—	$ 415
6.64%[1]	1-day COOIS	Credit Suisse International	8/22/16	COP	1,087,201	468	—	468
1.92%[1]	3-month KRW Certificate of Deposit	Deutsche Bank AG	11/10/17	KRW	311,432	2,196	$669	1,527
1.69%[2]	3-month KRW Certificate of Deposit	Deutsche Bank AG	11/10/17	KRW	311,432	(1,115)	—	(1,115)
2.26%[1]	7-day China Fixing Repo Rates	Deutsche Bank AG	11/12/17	CNY	1,655	(8)	—	(8)
4.30%[2]	28-day MXIBTIIE	Bank of America N.A.	12/18/17	MXN	7,180	1,791	9	1,782
4.55%[2]	28-day MXIBTIIE	Barclays Bank PLC	3/21/18	MXN	1,273	74	16	58
4.85%[2]	28-day MXIBTIIE	Bank of America N.A.	11/01/18	MXN	959	(161)	3	(164)
2.57%[1]	3-month LIBOR	Deutsche Bank AG	10/27/20	USD	300	22,198	—	22,198
5.41%[1]	28-day MXIBTIIE	Goldman Sachs International	1/01/21	MXN	3,957	1,740	(33)	1,773
11.41%[2]	1-day BZDIOVER	Bank of America N.A.	1/04/21	BRL	253	9,540	—	9,540
12.05%[1]	1-day BZDIOVER	Bank of America N.A.	1/04/21	BRL	116	(3,132)	—	(3,132)
11.84%[1]	1-day BZDIOVER	HSBC Bank PLC	1/04/21	BRL	78	(2,353)	—	(2,353)
11.72%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/21	BRL	56	(1,823)	—	(1,823)
3.27%[2]	3-month LIBOR	Deutsche Bank AG	5/16/21	USD	550	(63,353)	—	(63,353)
2.16%[2]	3-month LIBOR	Bank of America N.A.	5/28/23	USD	200	(11,583)	—	(11,583)
2.31%[2]	3-month LIBOR	Deutsche Bank AG	5/31/23	USD	200	(12,336)	—	(12,336)
5.84%[1]	28-day MXIBTIIE	Deutsche Bank AG	11/14/24	MXN	1,459	(420)	(7)	(413)
5.85%[1]	28-day MXIBTIIE	Deutsche Bank AG	11/14/24	MXN	634	(162)	(3)	(159)
5.73%[2]	28-day MXIBTIIE	Bank of America N.A.	1/03/25	MXN	940	769	13	756
5.55%[1]	28-day MXIBTIIE	Bank of America N.A.	1/13/25	MXN	649	(1,023)	(3)	(1,020)
5.56%[1]	28-day MXIBTIIE	Goldman Sachs International	1/13/25	MXN	1,469	(2,285)	(6)	(2,279)
6.43%[1]	28-day MXIBTIIE	Bank of America N.A.	6/06/25	MXN	836	1,566	(14)	1,580
6.33%[1]	28-day MXIBTIIE	Citibank N.A.	7/17/25	MXN	1,010	1,481	(5)	1,486
6.32%[1]	28-day MXIBTIIE	Morgan Stanley Capital Services LLC	7/17/25	MXN	2,027	2,930	(10)	2,940
6.31%[2]	28-day MXIBTIIE	Bank of America N.A.	8/11/25	MXN	1,026	(1,425)	5	(1,430)
6.31%[2]	28-day MXIBTIIE	Bank of America N.A.	8/11/25	MXN	1,026	(1,425)	5	(1,430)
6.31%[2]	28-day MXIBTIIE	Deutsche Bank AG	8/11/25	MXN	3,807	(5,240)	17	(5,257)
6.27%[1]	28-day MXIBTIIE	Bank of America N.A.	12/05/25	MXN	116	125	(2)	127
Total						$(62,551)	$654	$(63,205)

[1]	Fund pays the floating rate and receives the fixed rate.
[2]	Fund pays the fixed rate and receives the floating rate.

20	BLACKROCK SERIES FUND, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Balanced Capital Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of period end, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$10,992,300	$3,282,871	$14,275,171
Common Stocks	$300,556,048	—	—	300,556,048
Corporate Bonds	—	44,028,896	—	44,028,896
Foreign Agency Obligations	—	156,978	—	156,978
Foreign Government Obligations	—	5,122,612	—	5,122,612
Investment Companies	4,825,252	—	—	4,825,252
Non-Agency Mortgage-Backed Securities	—	11,982,444	1,402,361	13,384,805
Other Interests	—	—	62	62
Preferred Securities	759,717	102,864	—	862,581
Taxable Municipal Bonds	—	5,369,799	—	5,369,799
U.S. Government Sponsored Agency Securities	—	71,436,106	—	71,436,106
U.S. Treasury Obligations	—	34,080,944	—	34,080,944
Short-Term Securities:
Borrowed Bond Agreements	—	7,139,942	—	7,139,942
Money Market Funds	—	9,864,462	—	9,864,462
Options Purchased:
Foreign Currency Exchange Contracts	—	84,036	—	84,036
Interest Rate Contracts	58,225	—	—	58,225
Liabilities:
Investments:
Borrowed Bonds	—	(7,195,875)	—	(7,195,875)
TBA Sale Commitments	—	(18,869,015)	—	(18,869,015)

Total	$306,199,242	$174,296,493	$4,685,294	$485,181,029

BLACKROCK SERIES FUND, INC.	MARCH 31, 2016	21

Schedule of Investments (concluded)	BlackRock Balanced Capital Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$ 178,460	—	$178,460
Foreign currency exchange contracts	—	63,833	—	63,833
Interest rate contracts	$107,214	93,760	—	200,974
Liabilities:
Credit contracts	—	(148,491)	—	(148,491)
Foreign currency exchange contracts	—	(277,427)	—	(277,427)
Interest rate contracts	(88,059)	(225,739)	—	(313,798)

Total	$19,155	$(315,604)	—	$(296,449)

[1]    Derivative financial instruments are swaps, financial futures contracts, forward foreign currency exchange contracts and options written. Swaps, financial futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount, for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$4,450,322	—	—	$4,450,322
Cash pledged for centrally cleared swaps	73,182	—	—	73,182
Foreign currency at value	174,236	—	—	174,236
Liabilities:
Reverse repurchase agreements	—	$(19,201,769)	—	(19,201,769)
Collateral on securities loaned at value	—	(9,864,462)	—	(9,864,462)

Total	$4,697,740	$(29,066,231)	—	$(24,368,491)

During the period ended March 31, 2016, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Non-Agency Mortgage-Backed Securities	Other Interests	Total
Assets:
Opening Balance, as of December 31, 2015	$3,730,393	$1,847,256	$62	$5,577,711
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(79,936)	(655,173)	—	(735,109)
Accrued discounts/premiums	892	6,924	—	7,816
Net realized gain (loss)	(1,582)	2,010	—	428
Net change in unrealized appreciation (depreciation)[1]	(16,519)	(7,562)	—	(24,081)
Purchases	—	497,558	—	497,558
Sales	(350,377)	(288,652)	—	(639,029)

Closing Balance, as of March 31, 2016	$3,282,871	$1,402,361	$62	$4,685,294

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2016[1]	$(18,810)	$ (16,008)	—	$(34,818)

[1]    Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2016 is generally due to investments no longer held or categorized as level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

22	BLACKROCK SERIES FUND, INC.	MARCH 31, 2016

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock Capital Appreciation Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 2.2%
Honeywell International, Inc.	13,030	$1,460,012
TransDigm Group, Inc. (a)	7,990	1,760,517

		3,220,529
Airlines — 1.6%
Delta Air Lines, Inc.	48,234	2,348,031
Beverages — 6.0%
Anheuser-Busch InBev NV — ADR	37,160	4,632,366
Constellation Brands, Inc., Class A	27,121	4,097,712

		8,730,078
Biotechnology — 4.7%
Biogen, Inc. (a)	7,884	2,052,363
Celgene Corp. (a)	13,846	1,385,846
United Therapeutics Corp. (a)	7,013	781,459
Vertex Pharmaceuticals, Inc. (a)	32,694	2,598,846

		6,818,514
Capital Markets — 2.2%
Goldman Sachs Group, Inc.	9,586	1,504,810
Morgan Stanley	70,840	1,771,708

		3,276,518
Chemicals — 3.4%
Ecolab, Inc.	12,859	1,434,036
Sherwin-Williams Co.	12,627	3,594,528

		5,028,564
Diversified Financial Services — 4.0%
Berkshire Hathaway, Inc., Class B (a)	35,423	5,025,815
Moody’s Corp.	7,905	763,307

		5,789,122
Diversified Telecommunication Services — 1.2%
SBA Communications Corp., Class A (a)	17,674	1,770,405
Electrical Equipment — 1.2%
Acuity Brands, Inc.	7,822	1,706,291
Food & Staples Retailing — 2.2%
Costco Wholesale Corp.	20,068	3,162,315
Food Products — 0.4%
Mead Johnson Nutrition Co.	6,808	578,476
Health Care Equipment & Supplies — 1.1%
Intuitive Surgical, Inc. (a)	2,718	1,633,654
Health Care Providers & Services — 3.5%
UnitedHealth Group, Inc.	39,357	5,073,117
Hotels, Restaurants & Leisure — 2.4%
Chipotle Mexican Grill, Inc. (a)	2,805	1,321,071
Domino’s Pizza, Inc. (b)	9,291	1,225,111
Starbucks Corp.	14,805	883,859

		3,430,041
Internet & Catalog Retail — 9.6%
Amazon.com, Inc. (a)	13,191	7,830,705
Netflix, Inc. (a)	36,345	3,715,549
TripAdvisor, Inc. (a)	36,446	2,423,659

		13,969,913

Common Stocks	Shares	Value
Internet Software & Services — 17.0%
Alphabet, Inc., Class A (a)	15,590	$11,893,611
Facebook, Inc., Class A (a)	81,559	9,305,882
Tencent Holdings Ltd.	178,000	3,639,098

		24,838,591
IT Services — 8.6%
Alliance Data Systems Corp. (a)	5,794	1,274,680
Fiserv, Inc. (a)	9,238	947,634
FleetCor Technologies, Inc. (a)	20,573	3,060,234
Visa, Inc., Class A	95,564	7,308,735

		12,591,283
Life Sciences Tools & Services — 2.2%
Illumina, Inc. (a)	20,237	3,280,620
Media — 2.1%
Liberty Global PLC, Class A (a)	80,775	3,109,837
Oil, Gas & Consumable Fuels — 1.8%
Concho Resources, Inc. (a)	18,470	1,866,209
EOG Resources, Inc.	11,404	827,702

		2,693,911
Pharmaceuticals — 1.2%
Allergan PLC (a)	2,382	638,447
Perrigo Co. PLC	8,949	1,144,846

		1,783,293
Real Estate Investment Trusts (REITs) — 1.4%
Crown Castle International Corp.	23,098	1,997,977
Road & Rail — 1.5%
Norfolk Southern Corp.	26,236	2,184,147
Semiconductors & Semiconductor Equipment — 0.5%
Applied Materials, Inc.	36,649	776,226
Software — 7.5%
Activision Blizzard, Inc.	90,848	3,074,296
Microsoft Corp.	76,239	4,210,680
Salesforce.com, Inc. (a)	49,639	3,664,847

		10,949,823
Specialty Retail — 2.2%
Home Depot, Inc.	24,449	3,262,230
Technology Hardware, Storage & Peripherals — 4.6%
Apple Inc.	61,723	6,727,190
Textiles, Apparel & Luxury Goods — 2.0%
NIKE, Inc., Class B	46,519	2,859,523
Total Common Stocks — 98.3%		143,590,219

Preferred Stocks
Software — 1.4%
Palantir Technologies, Inc., Series I (Acquired 2/11/14, cost $1,152,906), 0.00% (a)(c)	188,076	2,004,890
Total Preferred Stocks — 1.4%		2,004,890
Total Long-Term Investments (Cost — $127,781,056) — 99.7%		145,595,109

Portfolio Abbreviation
ADR	American Depositary Receipts

BLACKROCK SERIES FUND, INC.	MARCH 31, 2016	1

Schedule of Investments (continued)	BlackRock Capital Appreciation Portfolio

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.37% (d)(e)	1,174,375	$1,174,374
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.55% (d)(e)(f)	$1,151	1,151,320
Total Short-Term Securities (Cost — $2,325,694) — 1.6%		2,325,694
Total Investments (Cost — $130,106,750*) — 101.3%		147,920,803
Liabilities in Excess of Other Assets — (1.3)%		(1,954,791)

Net Assets — 100.0%		$145,966,012

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$130,546,855

Gross unrealized appreciation	$20,628,223
Gross unrealized depreciation	(3,254,275)

Net unrealized appreciation	$17,373,948

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $2,004,890 and an original cost of $1,152,906 which was 1.4% of its net assets.

(d)	During the period ended March 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2015	Net Activity	Shares/Beneficial Interest Held at March 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	2,660,556	(1,486,182)	1,174,374	$2,118
BlackRock Liquidity Series, LLC, Money Market Series	$5,786,479	$(4,635,159)	$1,151,320	1,544	[1]
Total				$3,662

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Current yield as of period end.

(f)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

2	BLACKROCK SERIES FUND, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Capital Appreciation Portfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$3,220,529	—	—	$3,220,529
Airlines	2,348,031	—	—	2,348,031
Beverages	8,730,078	—	—	8,730,078
Biotechnology	6,818,514	—	—	6,818,514
Capital Markets	3,276,518	—	—	3,276,518
Chemicals	5,028,564	—	—	5,028,564
Diversified Financial Services	5,789,122	—	—	5,789,122
Diversified Telecommunication Services	1,770,405	—	—	1,770,405
Electrical Equipment	1,706,291	—	—	1,706,291
Food & Staples Retailing	3,162,315	—	—	3,162,315
Food Products	578,476	—	—	578,476
Health Care Equipment & Supplies	1,633,654	—	—	1,633,654
Health Care Providers & Services	5,073,117	—	—	5,073,117
Hotels, Restaurants & Leisure	3,430,041	—	—	3,430,041
Internet & Catalog Retail	13,969,913	—	—	13,969,913
Internet Software & Services	21,199,493	$3,639,098	—	24,838,591
IT Services	12,591,283	—	—	12,591,283
Life Sciences Tools & Services	3,280,620	—	—	3,280,620
Media	3,109,837	—	—	3,109,837
Oil, Gas & Consumable Fuels	2,693,911	—	—	2,693,911
Pharmaceuticals	1,783,293	—	—	1,783,293
Real Estate Investment Trusts (REITs)	1,997,977	—	—	1,997,977
Road & Rail	2,184,147	—	—	2,184,147
Semiconductors & Semiconductor Equipment	776,226	—	—	776,226
Software	10,949,823	—	—	10,949,823
Specialty Retail	3,262,230	—	—	3,262,230
Technology Hardware, Storage & Peripherals	6,727,190	—	—	6,727,190
Textiles, Apparel & Luxury Goods	2,859,523	—	—	2,859,523
Preferred Stock:
Software	—	—	$2,004,890	2,004,890
Short-Term Securities	1,174,374	1,151,320	—	2,325,694

Total	$141,125,495	$4,790,418	$2,004,890	$147,920,803

The Fund may hold liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, collateral on securities loaned at value of $1,151,320 is categorized as Level 2 within the disclosure hierarchy.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2016	3

Schedule of Investments (concluded)	BlackRock Capital Appreciation Portfolio

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$1,100	—	—	$1,100
Liabilities:
Collateral on securities loaned at value	—	$(1,151,320)	—	(1,151,320)

Total	$1,100	$(1,151,320)	—	$(1,149,120)

      During the period ended March 31, 2016, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

Preferred Stocks
Assets:
Opening Balance, as of December 31, 2015	$2,140,305
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	—
Net change in unrealized appreciation/depreciation[1]	(135,415)
Purchases	—
Sales	—
Closing Balance, as of March 31, 2016	$2,004,890

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2016[1]	$(135,415)

1 Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized

Preferred Stocks	$2,004,890	Market Comparables	Revenue Multiple[1]	12.00x
			Revenue Growth Rate[1]	110.00%

1 Increase in unobservable input may result in a significant increase to value, while a decrease in the unobservable input may result in a significant decrease to value.

4	BLACKROCK SERIES FUND, INC.	MARCH 31, 2016

Consolidated Schedule of Investments March 31, 2016 (Unaudited)	BlackRock Global Allocation Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Australia — 0.2%
Healthscope Ltd.	108,727	$221,238
Westpac Banking Corp.	7,330	170,254

		391,492
Belgium — 0.1%
Anheuser-Busch InBev SA	1,510	187,598
Umicore SA	1,867	92,678

		280,276
Brazil — 0.0%
SLC Agricola SA	8,431	37,657
Canada — 1.1%
Athabasca Oil Corp. (a)(b)	33,205	26,334
Barrick Gold Corp.	5,827	79,131
Brookfield Asset Management, Inc., Class A	9,557	332,481
Cameco Corp. (b)	17,433	223,840
Canadian National Railway Co.	2,114	132,040
Cenovus Energy, Inc.	18,794	244,557
Eldorado Gold Corp.	26,309	82,649
Encana Corp.	125,442	763,942
Goldcorp, Inc. (b)	13,877	225,224
Platinum Group Metals Ltd. (a)	28,726	109,039
Toronto-Dominion Bank	7,612	328,569

		2,547,806
China — 0.3%
Alibaba Group Holding Ltd. — ADR (a)(b)	4,922	388,986
Dongfeng Motor Group Co. Ltd., Class H	31,800	39,769
Haitian International Holdings Ltd.	59,898	102,909
Zhongsheng Group Holdings Ltd.	96,925	47,002

		578,666
Cyprus — 0.0%
Ocean Rig UDW, Inc. (b)	5,959	4,888
Denmark — 0.0%
Novo Nordisk A/S	1,779	96,339
Egypt — 0.0%
Integrated Diagnostics Holdings PLC (a)(b)(c)	7,962	39,014
France — 2.4%
Accor SA	3,678	155,585
Aeroports de Paris	496	61,255
Airbus Group SE	7,382	489,113

Common Stocks	Shares	Value
France (continued)
Arkema SA	440	$32,964
Atos SE	565	45,889
AXA SA	16,648	390,375
BNP Paribas SA	4,259	213,975
Cie Generale des Etablissements Michelin	254	25,951
Compagnie de Saint-Gobain	3,587	157,556
Danone SA	3,190	226,338
Dassault Aviation SA	216	258,823
Elis SA	22	427
Engie SA	8,634	133,772
Legrand SA	2,801	156,559
Orange SA	6,053	105,703
Publicis Groupe SA	4,374	306,710
Renault SA	1,450	144,098
Safran SA	10,152	708,611
Sanofi	6,688	537,688
Sodexo SA	1,342	144,432
Sopra Steria Group	24	2,835
TOTAL SA	5,350	243,433
TOTAL SA — ADR (b)	664	30,159
UbiSoft Entertainment (a)	4,296	134,714
Unibail-Rodamco SE	1,066	292,357
Veolia Environnement SA	2,886	69,463
Vinci SA	2,087	154,906
Worldline SA (a)(c)	1,736	44,650

		5,268,341
Germany — 0.9%
Allianz SE, Registered Shares	1,380	224,119
BASF SE (b)	2,232	167,837
Bayer AG, Registered Shares	1,581	185,262
Bayerische Motoren Werke AG	1,595	146,431
Beiersdorf AG	1,230	110,791
Deutsche Post AG, Registered Shares	3,549	98,499
Deutsche Telekom AG, Registered Shares	16,382	293,702
E.ON SE	4,493	42,962
Evonik Industries AG	3,165	94,657
HUGO BOSS AG	1,757	114,863
RWE AG	1,620	20,840
Siemens AG, Registered Shares	1,450	153,353
Volkswagen AG	107	15,544
Vonovia SE	8,111	291,192

		1,960,052

Portfolio Abbreviations
ADR	American Depositary Receipts	GDR	Global Depositary Receipts	NOK	Norwegian Krone
AED	Emirati Dirham	HUF	Hungarian Forint	OTC	Over-the-Counter
AUD	Australian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty
BRL	Brazilian Real	JPY	Japanese Yen	SGD	Singapore Dollar
CAD	Canadian Dollar	JSC	Joint Stock Company	S&P	Standard & Poor’s
CLP	Chilean Peso	KRW	Korean Won	SPDR	Standard & Poor’s Depositary Receipts
CNH	Chinese Yuan Offshore	LIBOR	London Interbank Offered Rate	TBA	To Be Announced
EUR	Euro	MXN	Mexican Peso	TWD	Taiwan New Dollar
FTSE	Financial Times Stock Exchange	MYR	Malaysian Ringgit	USD	US Dollar
GBP	British Pound

BLACKROCK SERIES FUND, INC.	MARCH 31, 2016	1

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Common Stocks	Shares	Value
Hong Kong — 0.7%
AIA Group Ltd.	42,800	$243,276
Beijing Enterprises Holdings Ltd.	42,819	234,486
Brilliance China Automotive Holdings Ltd.	60,000	62,168
Chaoda Modern Agriculture Holdings Ltd. (a)(b)	715,816	15,540
China Resources Land Ltd.	78,000	200,117
Haier Electronics Group Co. Ltd.	61,000	106,349
Sino Biopharmaceutical Ltd.	136,000	102,034
Sun Hung Kai Properties Ltd.	32,666	399,718
Wharf Holdings Ltd. (b)	52,000	284,829

		1,648,517
India — 0.3%
Coal India Ltd.	44,117	194,426
Maruti Suzuki India Ltd.	1,608	90,269
Reliance Industries Ltd.	22,890	361,237

		645,932
Indonesia — 0.0%
Siloam International Hospitals Tbk PT	178,210	98,072
Ireland — 0.3%
CRH PLC (b)	4,247	119,823
Shire PLC	4,630	264,070
XL Group PLC	7,432	273,498

		657,391
Israel — 0.3%
Check Point Software Technologies Ltd. (a)(b)	513	44,872
Teva Pharmaceutical Industries Ltd. — ADR (d)	9,616	514,552

		559,424
Italy — 0.7%
Ei Towers SpA	6,640	369,823
Enel SpA	40,213	178,274
Intesa Sanpaolo SpA	121,645	336,351
Prysmian SpA	4,930	111,543
RAI Way SpA (c)	35,412	190,194
Recordati SpA	1,276	31,918
Snam SpA	7,829	48,994
Telecom Italia SpA (a)	302,521	326,064
Telecom Italia SpA, Non-Convertible Savings Shares	24,611	21,539

		1,614,700
Japan — 7.5%
Aisin Seiki Co. Ltd.	6,120	230,356
Ajinomoto Co., Inc.	7,000	157,828
Alpine Electronics, Inc.	1,100	12,301
Asahi Group Holdings Ltd.	4,800	149,399
Asahi Kasei Corp.	30,900	208,690
Astellas Pharma, Inc.	12,450	165,454
Autobacs Seven Co. Ltd.	500	8,435
Bandai Namco Holdings, Inc.	1,600	34,877
Bank of Yokohama Ltd.	6,000	27,444
Benesse Holdings, Inc.	200	5,758
Bridgestone Corp.	10,400	388,158
Canon Marketing Japan, Inc.	800	13,969
Chiba Bank Ltd.	5,000	24,903
Chiyoda Corp.	1,000	7,332
Chubu Electric Power Co., Inc.	10,200	142,344
COMSYS Holdings Corp.	500	7,712
Daikin Industries Ltd.	3,300	246,459
Daikyo, Inc.	11,000	17,492
Daiwa Securities Group, Inc.	10,000	61,464
Dena Co. Ltd.	2,300	39,590
Denso Corp.	10,230	410,638
East Japan Railway Co.	6,927	597,520
Eisai Co. Ltd.	1,400	84,170

Common Stocks	Shares	Value
Japan (continued)
Electric Power Development Co. Ltd.	2,200	$68,631
Exedy Corp.	500	11,046
FamilyMart Co. Ltd.	3,500	181,774
FANUC Corp.	700	108,408
Fuji Heavy Industries Ltd.	22,560	796,667
Fukuoka Financial Group, Inc.	14,000	45,605
Futaba Industrial Co. Ltd.	7,970	31,800
GS Yuasa Corp.	24,000	102,565
GungHo Online Entertainment, Inc.	4,600	12,940
Hitachi Chemical Co. Ltd.	9,900	177,901
Hitachi Kokusai Electric, Inc.	1,000	12,005
Honda Motor Co. Ltd.	10,540	288,175
Hoya Corp.	4,701	178,688
Inpex Corp.	36,499	276,403
Isuzu Motors Ltd.	15,500	159,882
Japan Airlines Co. Ltd.	16,100	590,225
Japan Post Bank Co. Ltd.	13,700	168,734
Japan Tobacco, Inc.	3,400	141,517
JGC Corp.	5,580	83,454
JSR Corp.	10,100	145,231
Kamigumi Co. Ltd.	2,000	18,815
Kansai Electric Power Co., Inc. (a)	2,300	20,350
KDDI Corp.	9,900	264,140
Keyence Corp.	100	54,537
Kinden Corp.	1,800	22,063
Koito Manufacturing Co. Ltd.	3,200	144,899
Komatsu Ltd.	9,100	154,709
Kubota Corp.	12,380	168,984
Kuraray Co. Ltd.	8,720	106,566
Kyocera Corp.	4,400	193,737
Kyushu Electric Power Co., Inc. (a)	9,500	90,274
Mabuchi Motor Co. Ltd.	800	37,220
Maeda Road Construction Co. Ltd.	1,000	16,453
Medipal Holdings Corp.	400	6,327
Mitsubishi Corp.	9,090	153,816
Mitsubishi Electric Corp.	40,000	419,117
Mitsubishi Estate Co. Ltd.	25,000	463,999
Mitsubishi Heavy Industries Ltd.	8,000	29,721
Mitsubishi UFJ Financial Group, Inc.	55,700	258,092
Mitsui & Co. Ltd.	16,520	189,955
MS&AD Insurance Group Holdings, Inc.	4,915	136,987
Murata Manufacturing Co. Ltd.	640	77,227
Nabtesco Corp.	2,100	47,104
NEC Corp.	61,000	153,353
Nexon Co. Ltd.	2,400	40,931
Nikon Corp.	11,500	175,848
Nintendo Co. Ltd.	2,000	284,297
Nippon Express Co. Ltd.	9,000	40,918
Nippon Steel & Sumitomo Metal Corp.	3,600	69,018
Nippon Telegraph & Telephone Corp.	5,420	234,130
Nitto Denko Corp.	6,000	334,341
Nomura Holdings, Inc.	28,900	129,078
NS Solutions Corp.	200	3,923
Okumura Corp.	23,270	122,878
Omron Corp.	2,900	86,254
Otsuka Holdings Co. Ltd.	5,100	185,240
Rinnai Corp.	2,050	181,094
Rohm Co. Ltd.	6,360	267,482
Sanrio Co. Ltd. (b)	5,700	111,421
Sawai Pharmaceutical Co. Ltd.	600	37,546
SCSK Corp.	200	7,818
Secom Co. Ltd.	500	37,102
Sega Sammy Holdings, Inc.	11,500	125,295
Seino Holdings Co. Ltd.	2,500	26,895
Seven & i Holdings Co. Ltd.	2,500	106,519
Shimamura Co. Ltd.	200	24,966

2	BLACKROCK SERIES FUND, INC.	MARCH 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Common Stocks	Shares	Value
Japan (continued)
Shin-Etsu Chemical Co. Ltd.	10,020	$517,513
Ship Healthcare Holdings, Inc.	2,300	57,907
Shizuoka Bank Ltd.	4,000	28,841
SHO-BOND Holdings Co Ltd.	100	3,800
SMC Corp.	300	69,518
Sohgo Security Services Co. Ltd.	1,100	59,558
Sompo Japan Nipponkoa Holdings, Inc.	4,400	124,702
Sony Financial Holdings, Inc.	11,800	150,882
Stanley Electric Co. Ltd.	900	20,341
Sumco Corp.	15,500	97,319
Sumitomo Corp.	12,200	121,060
Sumitomo Electric Industries Ltd.	11,900	144,299
Sumitomo Mitsui Financial Group, Inc.	5,500	166,967
Suntory Beverage & Food Ltd.	2,300	103,470
Suzuki Motor Corp.	11,861	317,147
Toda Corp.	25,000	120,861
Tokio Marine Holdings, Inc.	4,702	158,871
Tokyo Gas Co. Ltd.	93,581	436,223
Toyota Industries Corp.	13,014	584,458
Toyota Motor Corp.	6,000	318,212
Toyota Tsusho Corp.	3,100	69,985
Trend Micro, Inc.	1,600	58,560
TV Asahi Holdings Corp.	800	14,352
Ube Industries Ltd.	72,600	128,339
Yahoo! Japan Corp.	21,900	93,212
Yamada Denki Co. Ltd.	29,100	137,555
Yamaha Corp.	2,200	66,180
Yamato Kogyo Co. Ltd.	100	2,167

		16,657,682
Kazakhstan — 0.0%
KazMunaiGas Exploration Production JSC — GDR	8,349	55,439
Luxembourg — 0.0%
RTL Group SA	234	19,798
Malaysia — 0.0%
Axiata Group Bhd	76,251	115,090
Mexico — 0.3%
America Movil SAB de CV, Series L	107,612	83,712
America Movil SAB de CV, Series L — ADR	8,700	135,111
Fibra Uno Administracion SA de CV	126,548	294,375
Telesites SAB de CV (a)	176,502	99,605

		612,803
Netherlands — 1.2%
Akzo Nobel NV	6,897	470,149
CNH Industrial NV, Special Voting Shares	3,789	25,614
Constellium NV, Class A (a)	13,421	69,655
ING Groep NV — CVA	14,539	173,986
Koninklijke KPN NV	74,224	310,818
Koninklijke Philips NV	13,771	392,245
Randstad Holding NV	2,769	153,158
SBM Offshore NV (a)	49,643	630,584
Unilever NV	11,240	505,337

		2,731,546
Norway — 0.1%
Statoil ASA	12,169	190,060
Peru — 0.1%
Southern Copper Corp. (b)	6,561	181,805
Portugal — 0.1%
NOS SGPS SA	18,704	124,572
Singapore — 0.7%
Broadcom Ltd.	3	463
CapitaLand Ltd.	185,000	420,749

Common Stocks	Shares	Value
Singapore (continued)
Global Logistic Properties Ltd.	375,900	$536,132
Keppel Corp. Ltd.	51,000	220,499
Singapore Telecommunications Ltd.	98,000	277,404

		1,455,247
South Korea — 0.5%
Hyundai Motor Co.	2,443	326,034
Hyundai Wia Corp.	602	55,308
Samsung Electronics Co. Ltd.	450	516,423
Samsung SDI Co. Ltd.	450	38,960
SK Hynix, Inc.	6,268	154,304

		1,091,029
Spain — 0.3%
Cellnex Telecom SAU (c)	24,051	383,448
Cia de Distribucion Integral Logista Holdings SA	131	2,956
Gas Natural SDG SA	4,279	86,388
Iberdrola SA	16,139	107,437
Merlin Properties Socimi SA	1,875	21,732

		601,961
Sweden — 0.1%
Svenska Handelsbanken AB, A Shares	13,211	167,596
Switzerland — 1.3%
Glencore PLC	80,142	180,196
Nestle SA, Registered Shares	17,157	1,280,268
Novartis AG, Registered Shares	4,852	351,052
Roche Holding AG	1,460	358,489
Syngenta AG, Registered Shares	498	206,519
UBS Group AG, Registered Shares	22,868	367,855
Zurich Insurance Group AG	380	88,126

		2,832,505
Taiwan — 0.2%
Cheng Shin Rubber Industry Co. Ltd.	39,341	79,075
Delta Electronics, Inc.	7,000	30,858
Taiwan Semiconductor Manufacturing Co. Ltd.	45,000	224,452
Yulon Motor Co. Ltd.	48,059	46,707

		381,092
United Arab Emirates — 0.2%
Mediclinic International PLC	10,500	134,826
NMC Health PLC (b)	17,594	267,096

		401,922
United Kingdom — 3.4%
Aggreko PLC	9,607	148,357
Antofagasta PLC (b)	25,703	172,737
AstraZeneca PLC	11,422	637,709
Aviva PLC	7,066	46,137
Berkeley Group Holdings PLC	1,725	79,538
BT Group PLC	33,008	208,417
Burberry Group PLC	1,858	36,323
Coats Group PLC (a)	43,350	17,354
Delphi Automotive PLC	5,964	447,419
Delta Topco Ltd. (Acquired 5/02/12, cost $227,998) (a)(e)	369,427	161,809
Diageo PLC — ADR (b)	2,445	263,742
GlaxoSmithKline PLC	19,750	399,803
HSBC Holdings PLC (d)	140,555	874,104
Legal & General Group PLC	21,224	71,513
Liberty Global PLC, Class A (a)	4,280	164,780
Lloyds Banking Group PLC	127,196	123,888
National Grid PLC	16,627	235,261
Ophir Energy PLC (a)	67,876	74,913
Pearson PLC	12,550	157,283

BLACKROCK SERIES FUND, INC.	MARCH 31, 2016	3

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Common Stocks	Shares	Value
United Kingdom (continued)
Prudential PLC	12,611	$234,671
Rio Tinto PLC	8,174	229,122
SABMiller PLC	21,715	1,326,301
Smiths Group PLC	9,516	146,738
Spire Healthcare Group PLC (c)	67,733	348,793
Vodafone Group PLC	130,206	413,749
Vodafone Group PLC — ADR	12,694	406,843

		7,427,304
United States — 29.2%
3M Co.	295	49,156
AbbVie, Inc.	4,058	231,793
Accenture PLC, Class A	581	67,047
Activision Blizzard, Inc.	6,728	227,676
Adobe Systems, Inc. (a)	438	41,084
Aetna, Inc.	6,221	698,929
Agilent Technologies, Inc.	4,676	186,339
Air Products & Chemicals, Inc.	923	132,958
Alexion Pharmaceuticals, Inc. (a)(d)	1,604	223,309
Allergan PLC (a)	1,156	309,843
Alliance Data Systems Corp. (a)	160	35,200
Allstate Corp.	7,288	490,993
Alphabet, Inc., Class A (a)	525	400,523
Alphabet, Inc., Class C (a)	2,593	1,931,655
Altria Group, Inc.	7,188	450,400
Amazon.com, Inc. (a)	14	8,311
Amdocs Ltd.	893	53,955
American Airlines Group, Inc.	5,572	228,508
American Electric Power Co., Inc.	2,185	145,084
American International Group, Inc.	9,357	505,746
American Water Works Co., Inc. (b)	4,397	303,085
Ameriprise Financial, Inc.	187	17,580
AmerisourceBergen Corp.	546	47,256
Amgen, Inc.	4,779	716,515
Anacor Pharmaceuticals, Inc. (a)(b)	969	51,793
Anadarko Petroleum Corp.	21,774	1,014,015
Anthem, Inc.	3,044	423,086
Apple Inc. (d)	24,680	2,689,873
Archer-Daniels-Midland Co.	335	12,164
AT&T Inc.	8,542	334,590
Axalta Coating Systems Ltd. (a)	12,544	366,285
AXIS Capital Holdings Ltd.	891	49,415
Bank of America Corp.	73,134	988,772
Bank of New York Mellon Corp.	1,286	47,363
Baxalta, Inc.	1,120	45,248
Baxter International, Inc.	11,124	456,974
Bed Bath & Beyond, Inc. (a)	2,758	136,907
Berkshire Hathaway, Inc., Class A (a)	3	640,350
Berkshire Hathaway, Inc., Class B (a)	5,289	750,403
Biogen, Inc. (a)	842	219,189
Boeing Co.	246	31,227
Bristol-Myers Squibb Co.	5,497	351,148
Bunge Ltd.	1,206	68,344
Calpine Corp. (a)	7,580	114,989
Cameron International Corp. (a)	438	29,368
Capital One Financial Corp.	635	44,012
Cardinal Health, Inc.	663	54,333
Catalent, Inc. (a)	9,847	262,619
Caterpillar, Inc. (b)	1,473	112,743
Celgene Corp. (a)	2,329	233,110
Charles Schwab Corp.	7,729	216,567
Chevron Corp.	358	34,153
Chipotle Mexican Grill, Inc. (a)	238	112,091
Chubb Ltd.	4,175	497,451
Cintas Corp.	605	54,335
Cisco Systems, Inc.	24,749	704,604

Common Stocks	Shares	Value
United States (continued)
Citigroup, Inc.	16,488	$688,374
Citizens Financial Group, Inc.	451	9,448
CME Group, Inc.	2,132	204,779
Coca-Cola Co.	6,488	300,978
Coca-Cola Enterprises, Inc.	446	22,630
Colfax Corp. (a)	5,488	156,902
Colgate-Palmolive Co.	4,525	319,691
Comcast Corp., Class A	14,081	860,067
Computer Sciences Corp.	906	31,157
CONSOL Energy, Inc. (b)	44,332	500,508
Constellation Brands, Inc., Class A	546	82,495
Crown Castle International Corp.	1,833	158,555
CSX Corp.	6,011	154,783
CVS Health Corp.	5,366	556,615
DaVita HealthCare Partners, Inc. (a)	2,536	186,092
Delta Air Lines, Inc.	3,765	183,280
Discover Financial Services	1,706	86,870
DISH Network Corp., Class A (a)	4,126	190,869
Dominion Resources, Inc.	2,390	179,537
Dover Corp.	206	13,252
Dow Chemical Co.	1,296	65,915
Dr Pepper Snapple Group, Inc.	301	26,915
DTE Energy Co.	844	76,517
Eaton Corp. PLC	5,480	342,829
eBay, Inc. (a)	5,460	130,276
Edgewell Personal Care Co.	6,909	556,382
Edison International	671	48,238
EI du Pont de Nemours & Co.	3,125	197,875
Electronic Arts, Inc. (a)	629	41,583
Eli Lilly & Co.	6,128	441,277
Envision Healthcare Holdings, Inc. (a)	11,339	231,316
EQT Corp.	5,814	391,050
Equity Residential	1,758	131,903
Exelon Corp.	677	24,277
Expedia, Inc.	330	35,581
Exxon Mobil Corp.	3,936	329,010
Facebook, Inc., Class A (a)	8,917	1,017,430
FedEx Corp.	3,335	542,671
Fifth Third Bancorp	1,262	21,063
Fitbit, Inc., Class A (a)(b)	10,359	156,939
FMC Corp. (b)	4,194	169,312
Ford Motor Co.	30,568	412,668
General Dynamics Corp.	419	55,044
General Electric Co. (d)	44,432	1,412,493
General Growth Properties, Inc.	2,281	67,814
Gilead Sciences, Inc. (d)	2,052	188,497
Global Payments, Inc.	423	27,622
GoDaddy, Inc., Class A (a)	2,646	85,545
Goldman Sachs Group, Inc. (d)	2,456	385,543
Goodyear Tire & Rubber Co.	924	30,474
Hain Celestial Group, Inc. (a)	3,811	155,908
Hartford Financial Services Group, Inc.	1,923	88,612
HCA Holdings, Inc. (a)	354	27,630
Helmerich & Payne, Inc.	538	31,591
Hershey Co.	730	67,226
Hewlett-Packard Co. (f)	16,193	199,498
Home Depot, Inc.	438	58,442
HTG Molecular Diagnostics, Inc. (a)(b)	1,487	4,268
Ingersoll-Rand PLC	5,583	346,202
Intel Corp.	9,825	317,839
International Business Machines Corp.	3,060	463,437
International Paper Co.	934	38,331
Intuit, Inc.	517	53,773
Invitae Corp. (a)(b)	9,156	93,666
Johnson & Johnson (d)	9,293	1,005,503

4	BLACKROCK SERIES FUND, INC.	MARCH 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Common Stocks	Shares	Value
United States (continued)
JPMorgan Chase & Co.	19,954	$1,181,676
Kansas City Southern	2,748	234,817
Kimberly-Clark Corp. (d)	929	124,960
KLA-Tencor Corp.	491	35,750
Kraft Heinz Co.	1,649	129,545
Kroger Co.	5,890	225,293
Las Vegas Sands Corp.	2,189	113,128
Lear Corp.	609	67,703
Liberty Broadband Corp., Class A (a)	1,657	96,371
Liberty Broadband Corp., Class C (a)	3,799	220,152
Liberty Media Corp., Class A (a)	5,933	229,192
Liberty Media Corp., Class C (a)	11,124	423,713
Lincoln National Corp.	610	23,912
Lookout, Inc. (Acquired 3/04/15, cost $16,643) (a)(e)	1,457	13,945
Lowe’s Cos., Inc.	612	46,359
LyondellBasell Industries NV, Class A	210	17,972
Marathon Oil Corp.	45,826	510,502
Marathon Petroleum Corp.	41,561	1,545,238
Marsh & McLennan Cos., Inc.	4,789	291,123
MasterCard, Inc., Class A	4,350	411,075
McDonald’s Corp.	391	49,141
McKesson Corp.	5,221	821,002
Medtronic PLC	1,488	111,600
Merck & Co., Inc.	7,436	393,439
MetLife, Inc. (d)	2,305	101,282
Michael Kors Holdings Ltd. (a)	3,048	173,614
Micron Technology, Inc. (a)	21,517	225,283
Microsoft Corp.	13,496	745,384
Mobileye NV (a)(b)	3,243	120,931
Mondelez International, Inc., Class A	9,891	396,827
Monsanto Co.	914	80,194
Morgan Stanley (d)	557	13,931
Mylan NV (a)	10,681	495,064
NextEra Energy Partners LP	5,829	158,490
NextEra Energy, Inc.	4,062	480,697
NIKE, Inc., Class B	476	29,260
Northrop Grumman Corp.	368	72,827
NRG Energy, Inc.	4,071	52,964
NRG Yield, Inc., Class A (b)	524	7,111
NRG Yield, Inc., Class C (b)	521	7,419
Nucor Corp.	1,377	65,132
Oracle Corp.	18,997	777,167
PACCAR, Inc.	3,346	182,993
PayPal Holdings, Inc. (a)	940	36,284
PepsiCo, Inc.	6,635	679,955
Pfizer, Inc.	39,197	1,161,799
Phillips 66	2,672	231,368
Pioneer Natural Resources Co.	1,354	190,562
PPG Industries, Inc.	605	67,451
Procter & Gamble Co.	12,319	1,013,977
Prologis, Inc.	3,897	172,169
Prudential Financial, Inc. (d)	479	34,593
PulteGroup, Inc.	2,653	49,638
Pure Storage, Inc., Class A (a)(b)	10,736	146,976
Qorvo, Inc. (a)	1,603	80,807
QUALCOMM, Inc. (d)	13,758	703,584
Raytheon Co.	442	54,202
Regeneron Pharmaceuticals, Inc. (a)	160	57,670
Reinsurance Group of America, Inc.	525	50,531
Rockwell Automation, Inc.	434	49,367
Schlumberger Ltd.	7,003	516,471

Common Stocks	Shares	Value
United States (continued)
Scripps Networks Interactive, Inc., Class A	218	$14,279
Sealed Air Corp.	469	22,517
Sempra Energy	2,448	254,714
Simon Property Group, Inc.	2,645	549,340
Skyworks Solutions, Inc.	881	68,630
Southwest Airlines Co.	2,962	132,698
Square, Inc., Class A (a)(b)	6,754	103,201
St. Joe Co. (a)	31,003	531,701
Starbucks Corp.	282	16,835
Steel Dynamics, Inc.	5,763	129,725
Stryker Corp.	398	42,701
SunTrust Banks, Inc. (d)	4,366	157,525
Surgery Partners, Inc. (a)	4,236	56,169
Synchrony Financial (a)	9,595	274,993
Tahoe Resources, Inc.	21,251	213,042
Target Corp.	3,050	250,954
Tenet Healthcare Corp. (a)(b)	9,917	286,899
TESARO, Inc. (a)	1,480	65,164
Textron, Inc.	14,609	532,644
Thermo Fisher Scientific, Inc.	1,771	250,756
Tiffany & Co.	2,409	176,772
Time Warner Cable, Inc.	1,507	308,362
Time Warner, Inc.	2,082	151,049
Travelers Cos., Inc.	1,427	166,545
Tyco International PLC	3,624	133,037
U.S. Bancorp	11,343	460,412
Union Pacific Corp.	2,700	214,785
United Continental Holdings, Inc. (a)	8,285	495,940
United Parcel Service, Inc., Class B	1,834	193,432
United Rentals, Inc. (a)	5,946	369,782
United Technologies Corp.	3,291	329,429
UnitedHealth Group, Inc.	533	68,704
Univar, Inc. (a)	7,837	134,640
Unum Group	6,456	199,619
Urban Outfitters, Inc. (a)	4,245	140,467
Valero Energy Corp.	1,040	66,706
Veeva Systems, Inc., Class A (a)	10,503	262,995
VeriSign, Inc. (a)(b)	639	56,577
Verizon Communications, Inc. (a)	11,104	600,504
Verizon Communications, Inc. (a)	2,448	132,314
Visa, Inc., Class A	8,556	654,363
VMware, Inc., Class A (a)(b)	2,924	152,954
Walgreens Boots Alliance, Inc.	4,171	351,365
Wal-Mart Stores, Inc.	8,903	609,766
Wells Fargo & Co. (d)	24,644	1,191,784
Western Digital Corp.	3,955	186,834
WestRock Co.	9,838	383,977
Whirlpool Corp.	2,043	368,435
WhiteWave Foods Co. (a)(d)	2,678	108,834
Whiting Petroleum Corp. (a)	28,820	229,984
Whole Foods Market, Inc.	3,635	113,085
Williams Cos., Inc.	30,289	486,744
Williams-Sonoma, Inc.	2,056	112,545
Wyndham Worldwide Corp.	575	43,947
Yahoo!, Inc. (a)	3,420	125,890

		64,671,980
Total Common Stocks — 52.5%		116,147,998

BLACKROCK SERIES FUND, INC.	MARCH 31, 2016	5

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Corporate Bonds		Par (000)	Value
Argentina — 0.1%
Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22 (c)	USD	25	$25,500
IRSA Propiedades Comerciales SA, 8.75%, 3/23/23 (c)		99	99,149

			124,649
Australia — 0.2%
TFS Corp. Ltd., 11.00%, 7/15/18 (c)		383	398,320
Belgium — 0.2%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/21		535	549,759
Canada — 0.1%
First Quantum Minerals Ltd.:
6.75%, 2/15/20		90	59,175
7.00%, 2/15/21		264	176,880

			236,055
Chile — 0.0%
Inversiones Alsacia SA, 8.00%, 12/31/18 (c)		167	16,678
China — 0.2%
Alibaba Group Holding Ltd., 3.13%, 11/28/21		200	203,820
Celestial Nutrifoods Ltd., 0.00%, 6/12/11 (a)(g)(h)	SGD	400	2,968
China Milk Products Group Ltd., 0.00%, 1/05/12 (a)(g)(h)	USD	300	3,000
SINA Corp., 1.00%, 12/01/18 (g)		126	123,323

			333,111
France — 0.1%
BNP Paribas SA, 2.40%, 12/12/18		326	331,342
Germany — 0.1%
Deutsche Bank AG, 1.88%, 2/13/18		127	126,192
India — 0.2%
REI Agro Ltd.:
5.50%, 11/13/14 (a)(c)(g)(h)		220	1,100
5.50%, 11/13/14 (a)(g)(h)		152	760
Suzlon Energy Ltd., 5.75%, 7/16/19 (c)(g)(i)		412	409,425

			411,285
Italy — 0.2%
Intesa Sanpaolo SpA, 3.88%, 1/15/19		300	308,676
Telecom Italia SpA, 5.30%, 5/30/24 (c)		200	205,000

			513,676
Japan — 0.1%
Sumitomo Mitsui Banking Corp., 2.45%, 1/10/19		250	254,074
Luxembourg — 0.2%
Intelsat Jackson Holdings SA:
7.50%, 4/01/21		172	109,220
8.00%, 2/15/24 (c)		55	56,650
Telecom Italia Finance SA, 6.13%, 11/15/16 (c)(g)	EUR	200	274,007

			439,877
Mexico — 0.1%
Trust F/1401, 5.25%, 12/15/24 (c)	USD	200	203,500
Netherlands — 0.1%
Bio City Development Co. BV, 8.00%, 7/06/18 (a)(c)(g)(h)		800	308,480
Singapore — 0.3%
CapitaLand Ltd.:
2.10%, 11/15/16 (g)	SGD	250	184,321
1.95%, 10/17/23 (c)(g)		250	184,553

Corporate Bonds		Par (000)	Value
Singapore (continued)
Global Logistic Properties Ltd., 3.88%, 6/04/25	USD	382	$379,044

			747,918
Spain — 0.2%
Telefonica Participaciones SAU, 4.90%, 9/25/17 (g)	EUR	300	306,619
Telefonica SA, 6.00%, 7/24/17 (g)		100	119,366

			425,985
Switzerland — 0.1%
UBS Group Funding Jersey Ltd., 4.13%, 9/24/25 (c)	USD	200	200,285
United Arab Emirates — 0.2%
Dana Gas Sukuk Ltd., 7.00%, 10/31/17 (c)(g)		463	393,899
United Kingdom — 0.2%
Delta Topco Ltd. (Acquired 5/02/12-1/04/16, cost $380,243), 10.00%, 11/24/60 (e)		375	375,990
United States — 4.0%
AbbVie, Inc., 2.50%, 5/14/20		234	238,229
Actavis Funding SCS, 3.00%, 3/12/20		190	195,359
AliphCom (Acquired 11/11/15, cost $48,000), 12.00%, 4/28/20 (e)(g)(j)		48	48,960
AliphCom (Acquired 4/27/15-7/21/15, cost $945,000), 12.00%, 4/28/20 (e)(g)(j)		945	963,900
Ally Financial, Inc.:
2.75%, 1/30/17		177	176,115
3.50%, 1/27/19		123	121,155
American Tower Corp., 3.40%, 2/15/19		53	54,332
Apple Inc., 2.25%, 2/23/21		396	403,454
AT&T Inc.:
2.38%, 11/27/18		272	277,857
3.00%, 6/30/22		449	455,528
Bank of America Corp.:
2.00%, 1/11/18		110	110,453
1.66%, 3/22/18 (j)		91	91,159
6.88%, 4/25/18		107	117,488
Series L, 2.60%, 1/15/19		108	109,826
Berkshire Hathaway, Inc.:
2.20%, 3/15/21		53	54,125
2.75%, 3/15/23		153	156,036
BioMarin Pharmaceutical, Inc.:
0.75%, 10/15/18 (g)		51	59,064
1.50%, 10/15/20 (g)		51	60,467
Cablevision Systems Corp., 5.88%, 9/15/22		71	59,817
Chesapeake Energy Corp., 8.00%, 12/15/22 (c)		72	35,280
Cisco Systems, Inc., 2.20%, 2/28/21		151	154,004
Citigroup, Inc., 1.80%, 2/05/18		312	311,684
Cobalt International Energy, Inc.:
2.63%, 12/01/19 (g)		267	133,166
3.13%, 5/15/24 (g)		329	132,423
eBay, Inc.:
2.20%, 8/01/19		74	74,390
3.80%, 3/09/22		203	208,984
Edgewell Personal Care Co.:
4.70%, 5/19/21		107	113,502
4.70%, 5/24/22		50	51,000
Ford Motor Credit Co. LLC:
1.72%, 12/06/17		200	198,526
5.00%, 5/15/18		200	211,185
2.55%, 10/05/18		200	200,692

6	BLACKROCK SERIES FUND, INC.	MARCH 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Corporate Bonds		Par (000)	Value
United States (continued)
Forest Laboratories LLC:
4.38%, 2/01/19 (c)	USD	139	$147,482
5.00%, 12/15/21 (c)		98	109,409
Freeport-McMoRan, Inc., 3.88%, 3/15/23		93	63,007
General Electric Co., 5.55%, 5/04/20		25	28,787
General Motors Financial Co., Inc.:
2.40%, 4/10/18		72	71,984
3.50%, 7/10/19		165	169,193
Gilead Sciences, Inc., Series D, 1.63%, 5/01/16 (g)		85	349,616
Hewlett Packard Enterprise Co., 2.85%, 10/05/18 (c)		424	431,120
Hughes Satellite Systems Corp., 7.63%, 6/15/21		58	64,670
Hyundai Capital America, 2.00%, 3/19/18 (c)		85	85,600
JPMorgan Chase & Co., 4.35%, 8/15/21		91	99,436
McKesson Corp., 2.28%, 3/15/19		120	121,444
Medtronic, Inc., 3.15%, 3/15/22		244	258,790
Mylan, Inc., 2.55%, 3/28/19		151	151,160
QUALCOMM, Inc., 3.00%, 5/20/22		379	395,170
Sabine Pass Liquefaction LLC, 5.63%, 4/15/23		112	106,400
Take-Two Interactive Software, Inc., 1.75%, 12/01/16 (g)		96	189,300
T-Mobile USA, Inc., 6.00%, 4/15/24		124	125,550
Twitter, Inc., 1.00%, 9/15/21 (g)		50	41,875
Volkswagen Group of America Finance LLC, 2.45%, 11/20/19		200	198,721

			8,786,874
Total Corporate Bonds — 6.9%			15,177,949

Floating Rate Loan Interests (j)
Canada — 0.0%
Novelis, Inc., Initial Term Loan, 4.00%, 6/02/22		109	106,173
Cyprus — 0.0%
Drillships Ocean Ventures, Inc., Term Loan, 5.50%, 7/25/21		98	44,456
Ireland — 0.1%
Grifols Worldwide Operations Ltd., U.S. Tranche B Term Loan, 3.00% - 3.43%, 2/27/21		177	177,106
Luxembourg — 0.0%
Endo Luxembourg Finance Co. I S.à r.l., 2015 Incremental Term B Loan, 3.00% - 3.75%, 9/26/22		34	33,173
Mallinckrodt International Finance SA, Initial Term B Loan, 3.25%, 3/19/21		68	65,244

			98,417
Netherlands — 0.2%
Promontoria Blue Holding 2 BV, Mezzanine Loan, 7.05%, 4/17/20	EUR	294	334,514
Norway — 0.0%
Drillships Financing Holding, Inc. (Ocean Rig), Tranche B-1 Term Loan, 6.00%, 3/31/21	USD	147	52,103
United States — 0.7%
Calpine Corp., Term Loan, 3.50%, 5/27/22		194	190,785
Fieldwood Energy LLC, Closing Date Loan (Second Lien), 8.38%, 9/30/20		202	35,040
Hilton Worldwide Finance LLC, Initial Term Loan, 3.50%, 10/26/20		533	532,857

Floating Rate Loan Interests		Par (000)	Value
Seadrill Operating LP (Seadrill Partners Finco LLC), Initial Term Loan, 4.00%, 2/21/21	USD	195	$85,843
Sheridan Investment Partners II LP, Senior Secured Term Loan, 4.25%, 12/16/20		291	116,570
Sheridan Production Partners II-A LP, Senior Secured Term Loan, 4.25%, 12/16/20		41	16,214
Sheridan Production Partners II-M LP, Senior Secured Term Loan, 4.25%, 12/16/20		15	6,048
Univar USA, Inc., Initial Dollar Term Loan, 4.25%, 7/01/22		184	181,200
Univision Communications, Inc., Replacement First-Lien Term Loan (C-4), 4.00%, 3/01/20		303	300,168

			1,464,725
Total Floating Rate Loan Interests — 1.0%			2,277,494

Foreign Agency Obligations
Argentina — 0.2%
YPF SA:
8.88%, 12/19/18 (c)		142	147,396
8.50%, 7/28/25 (c)		429	418,061

			565,457
Mexico — 0.2%
Petroleos Mexicanos:
5.75%, 3/01/18		165	173,663
3.50%, 7/23/20		228	223,440

			397,103
South Korea — 0.1%
Export-Import Bank of Korea, 2.63%, 12/30/20		252	258,168
Total Foreign Agency Obligations — 0.5%			1,220,728

Foreign Government Obligations
Argentina — 0.3%
Provincia de Buenos Aires, 9.13%, 3/16/24 (c)		150	154,200
Republic of Argentina, 8.75%, 5/07/24		378	409,252

			563,452
Australia — 0.7%
Commonwealth of Australia, 5.75%, 5/15/21	AUD	1,815	1,636,579
Brazil — 0.4%
Brazil Notas do Tesouro Nacional:
Series B, 6.00%, 8/15/22 (k)	BRL	0	91,791
Series F, 10.00%, 1/01/21		2	484,985
Federative Republic of Brazil, 6.00%, 1/17/17	USD	300	309,150

			885,926
Canada — 0.6%
Canadian Government Bonds, 0.25%, 5/01/18	CAD	1,616	1,236,808
Colombia — 0.1%
Republic of Colombia, 7.38%, 1/27/17	USD	201	209,844
Hungary — 0.6%
Republic of Hungary:
6.38%, 3/29/21		750	852,045
5.50%, 6/24/25	HUF	121,990	538,400

			1,390,445

BLACKROCK SERIES FUND, INC.	MARCH 31, 2016	7

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Foreign Government Obligations		Par (000)	Value
Indonesia — 0.2%
Republic of Indonesia:
6.88%, 1/17/18 (c)	USD	100	$108,480
8.25%, 7/15/21	IDR	2,769,000	216,141

			324,621
Italy — 0.6%
Buoni Poliennali Del Tesoro, 1.50%, 6/01/25	EUR	1,162	1,363,502
Japan — 0.7%
Government of Japan (2 Year):
0.10%, 3/15/17	JPY	51,850	461,704
0.10%, 3/15/18		124,300	1,111,184

			1,572,888
Mexico — 1.1%
United Mexican States:
5.63%, 1/15/17	USD	250	257,875
6.50%, 6/10/21	MXN	361	2,196,778

			2,454,653
Poland — 0.9%
Republic of Poland:
6.38%, 7/15/19	USD	187	212,597
5.25%, 10/25/20	PLN	2,148	658,009
5.75%, 10/25/21		1,053	334,481
3.25%, 7/25/25		1,459	407,826
2.50%, 7/25/26		1,617	420,422

			2,033,335
United Kingdom — 0.9%
United Kingdom Gilt, 2.00%, 9/07/25	GBP	1,311	1,981,615
Total Foreign Government Obligations — 7.1%			15,653,668

Investment Companies		Shares
ETFS Physical Palladium Shares (a)(l)		1,649	89,524
ETFS Physical Platinum Shares (a)(l)		1,392	130,904
ETFS Physical Swiss Gold Shares (a)(l)		5,694	683,337
iShares Gold Trust (a)(l)(m)		55,980	665,042
SPDR Gold Shares (a)(d)(l)		29,989	3,526,706
Total Investment Companies — 2.3%			5,095,513

Non-Agency Mortgage-Backed Securities		Par (000)
Commercial Mortgage-Backed Securities — 0.1%
Logistics UK PLC, Series 2015-1A, Class F, 4.17%, 8/20/25 (c)(j)	GBP	140	189,010

Preferred Securities
Capital Trusts
Netherlands — 0.1%
ING Groep NV, 6.00% (j)(n)	USD	200	187,125
Switzerland — 0.1%
Credit Suisse Group Guernsey I Ltd., 7.88%, 2/24/41 (j)		174	176,262

Capital Trusts		Par (000)	Value
United Kingdom — 0.4%
HSBC Holdings PLC, 6.38% (j)(n)	USD	435	$404,006
Lloyds Bank PLC, 13.00% (j)(n)	GBP	155	367,839
Standard Chartered PLC, 6.50% (c)(j)(n)	USD	200	174,922

			946,767
United States — 1.0%
American Express Co., Series C, 4.90% (j)(n)		127	113,983
Citigroup, Inc.:
5.95% (j)(n)		84	80,929
Series O, 5.88% (j)(n)		236	228,035
General Electric Co.:
6.38%, 11/15/67 (j)		131	134,930
Series D, 5.00% (j)(n)		201	207,030
Goldman Sachs Group, Inc.:
Series L, 5.70% (j)(n)		195	190,613
Series M, 5.38% (j)(n)		204	197,350
Intel Corp., 3.25%, 8/01/39 (g)		68	108,163
JPMorgan Chase & Co.:
Series Q, 5.15% (j)(n)		225	216,045
Series X, 6.10% (j)(n)		455	463,650
Morgan Stanley, Series H, 5.45% (j)(n)		144	136,080
NBCUniversal Enterprise, Inc., 5.25% (c)(n)		100	103,000
USB Capital IX, 3.50% (j)(n)		175	129,500

			2,309,308
Total Capital Trusts — 1.6%			3,619,462

Preferred Stocks		Shares
Brazil — 0.0%
Cia Brasileira de Distribuicao, Preference Shares, 0.00%		3,889	54,025
Germany — 0.1%
Volkswagen AG, Preference Shares, 0.00%		2,570	326,204

			326,204
Ireland — 0.3%
Allergan PLC, Series A, 5.50% (g)		624	573,543
Israel — 0.3%
Teva Pharmaceutical Industries Ltd., 7.00% (g)		627	554,230
South Korea — 0.1%
Samsung Electronics Co. Ltd., Preference Shares, 0.00%		167	161,686
United Kingdom — 0.1%
HSBC Holdings PLC, Series 2, 8.00%		4,755	124,581
Royal Bank of Scotland Group PLC, Series T, 7.25%		4,422	112,540

			237,121
United States — 1.8%
American Tower Corp., Series A, 5.25% (g)		1,070	112,564
Anthem, Inc., 5.25% (g)		6,902	322,254
Crown Castle International Corp., Series A, 4.50% (g)		2,608	279,578
Dominion Resources, Inc., 6.38% (g)		2,156	108,447
Domo, Inc., Series D-2 (Acquired 4/01/15-7/06/15, cost $380,451), 0.00% (a)(e)		45,122	350,413
Dropbox, Inc., Series C (Acquired 1/28/14, cost $695,990), 0.00% (a)(e)		36,437	367,285
Forestar Group, Inc., 6.00% (g)		4,534	81,839

8	BLACKROCK SERIES FUND, INC.	MARCH 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Preferred Stocks		Shares	Value
United States (continued)
Grand Rounds, Inc., Series C (Acquired 3/31/15, cost $127,944), 0.00% (a)(e)		46,081	$117,345
Lookout, Inc., Series F (Acquired 9/19/14- 10/22/14, cost $243,061), 0.00% (a)(e)		21,278	203,654
Palantir Technologies, Inc., Series I (Acquired 3/27/14, cost $272,246), 0.00% (a)(e)		44,412	473,432
U.S. Bancorp:
Series F, 6.50% (b)(j)		4,299	126,477
Series G, 6.00% (j)		3,150	82,877
Uber Technologies, Inc., Series D (Acquired 6/06/14, cost $418,728), 0.00% (a)(e)		26,992	1,316,459
Wells Fargo & Co., Series L, 7.50% (g)		79	95,196

			4,037,820
Total Preferred Stocks — 2.7%			5,944,629

Trust Preferreds
United States — 0.5%
Citigroup Capital XIII, 7.88%, 10/30/40 (j)		7,779	204,510
GMAC Capital Trust I, Series 2, 6.40%, 2/15/40 (j)		10,466	256,522
RBS Capital Funding Trust V, Series E, 5.90% (n)		6,602	159,306
RBS Capital Funding Trust VII, Series G, 6.08% (n)		8,172	197,109
Welltower, Inc., Series I, 6.50% (g)(n)		3,809	236,539
Total Trust Preferreds — 0.5%			1,053,986
Total Preferred Securities — 4.8%			10,618,077

U.S. Government Sponsored Agency Securities		Par (000)
Mortgage-Backed Securities — 0.6%
Fannie Mae Mortgage-Backed Securities, 3.00%, 4/01/46 (o)	USD	1,243	1,275,099

U.S. Treasury Obligations
U.S. Treasury Inflation Indexed Notes:
0.38%, 7/15/25		1,450	1,481,595
0.63%, 1/15/26		5,278	5,518,118
U.S. Treasury Notes:
0.88%, 1/31/17 (l)		3,950	3,958,797
1.13%, 2/28/21		14,567	14,506,947
1.75%, 3/31/22-9/30/22		2,289	2,326,667
1.88%, 8/31/22-10/31/22 (p)		2,538	2,596,850
2.00%, 8/15/25		1,787	1,820,835
1.63%, 2/15/26		2,366	2,331,127
Total U.S. Treasury Obligations — 15.6%			34,540,936

Warrants		Shares
Australia — 0.0%
TFS Corp. Ltd. (Issued/exercisable 8/01/11, 1 share for 1 warrant, Expires 7/15/18, Strike Price AUD 1.28)		124,320	66,533
Total Long-Term Investments (Cost — $205,679,198) — 91.4%			202,263,005

Short-Term Securities
Foreign Agency Obligations (q)		Par (000)	Value
Japan Treasury Discount Bill:
0.02%, 4/11/16-4/18/16	JPY	310,000	$2,754,433
0.12%, 5/16/16		70,000	622,047
0.11%, 5/23/16-6/20/16		500,000	4,443,360
0.10%, 5/30/16-6/06/16		500,000	4,443,348
0.18%, 9/12/16		120,000	1,066,563
Mexico Cetes:
3.35%, 4/14/16	MXN	770	445,029
3.31%, 4/28/16		500	288,468
Total Foreign Agency Obligations — 6.4%			14,063,248

Money Market Funds		Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.37% (m)(r)		2,174,382	2,174,382
		Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.55% (m)(r)(s)	USD	3,628	3,628,346
Total Money Market Funds — 2.6%			5,802,728
Time Deposits		Par (000)
Canada — 0.0%
Brown Brothers Harriman & Co., 0.05%, 4/01/16	CAD	1	1,390
Europe — 0.0%
Brown Brothers Harriman & Co., (0.51)%, 4/01/16	EUR	5	4,555
Japan — 0.0%
Brown Brothers Harriman & Co., (0.31)%, 4/01/16	JPY	13	12,893
New Zealand — 0.0%
Brown Brothers Harriman & Co., 0.10%, 4/01/16	NOK	5	4,512
Total Time Deposits — 0.0%			23,350

U.S. Treasury Obligations
U.S. Treasury Bills (q):
0.10%, 4/14/16	USD	1,100	1,099,959
0.30%, 5/19/16		4,000	3,999,300
Total U.S. Treasury Obligations — 2.3%			5,099,259
Total Short-Term Securities (Cost — $24,826,310) — 11.3%			24,988,585

Options Purchased
(Cost — $1,376,659) — 0.3%			587,040

BLACKROCK SERIES FUND, INC.	MARCH 31, 2016	9

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

		Value
Total Investments Before Investments Sold Short and Options Written
(Cost — $231,882,167*) — 103.0%		$227,838,630

Investments Sold Short	Shares
Canadian Natural Resources Ltd.	3,220	(86,940)
Gentex Corp.	7,050	(110,615)
Total Investments Sold Short (Proceeds — $196,878) — (0.1)%		(197,555)

Options Written	Value
(Premiums Received — $775,552) — (0.3)%	$(676,825)
Total Investments Net of Investments Sold Short and Options Written — 102.6%	226,964,250
Liabilities in Excess of Other Assets — (2.6)%	(5,718,987)

Net Assets — 100.0%	$221,245,263

Notes to Consolidated Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$233,674,569

Gross unrealized appreciation	$12,725,380
Gross unrealized depreciation	(18,561,319)

Net unrealized depreciation	$(5,835,939)

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	All or a portion of security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.

(e)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $4,393,192 and an original cost of $3,756,304 which was 2.0% of its net assets.

(f)	When-issued security.

(g)	Convertible security.

(h)	Issuer filed for bankruptcy and/or is in default of interest payments.

(i)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(j)	Variable rate security. Rate as of period end.

(k)	Amount is less than $500.

(l)	All or a portion of security is held by a wholly owned subsidiary.

(m)	During the period ended March 31, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2015	Shares Purchased		Beneficial Interest Sold	Shares/Beneficial Interest Held at March 31, 2016	Value at March 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	661,486	1,512,896	[1]	—	2,174,382	$2,174,382	$1,972
BlackRock Liquidity Series, LLC, Money Market Series	$4,986,152	—		$(1,357,806)[2]	$3,628,346	3,628,346	21,872	[3]
iShares Gold Trust	55,980	—		—	55,980	665,042	—
Total						$6,467,770	$23,844

[1]	Represents net shares purchased.

[2]	Represents net beneficial interest sold.

[3]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(n)	Perpetual security with no stated maturity date.

(o)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$1,275,099	$7,114

(p)	All or a portion of security has been pledged in connection with outstanding futures contracts.

(q)	Rates are discount rates or a range of discount rates at the time of purchase.

(r)	Current yield as of period end.

(s)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

10	BLACKROCK SERIES FUND, INC.	MARCH 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(20)	MSCI Taiwan Stock Index	April 2016	USD	644,000	$ (3,217)
(18)	Euro STOXX 50 Index	June 2016	USD	600,335	11,163
(2)	FTSE 100 Index	June 2016	USD	175,595	(923)
(6)	NASDAQ 100 E-Mini Index	June 2016	USD	537,150	(14,258)
(2)	Nikkei 225 Yen Index	June 2016	USD	148,963	(185)
(25)	S&P 500 E-Mini Index	June 2016	USD	2,564,375	(47,072)
(4)	TOPIX Index	June 2016	USD	478,920	829
Total					$ (53,663)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	1,448,745	USD	84,327	Deutsche Bank AG	4/01/16	$ (474)
MXN	1,961,255	USD	109,367	Deutsche Bank AG	4/01/16	4,140
USD	182,302	MXN	3,410,000	Deutsche Bank AG	4/01/16	(15,050)
EUR	213,000	USD	235,120	Deutsche Bank AG	4/07/16	7,303
JPY	22,030,000	USD	196,764	Citibank N.A.	4/07/16	(978)
USD	232,911	EUR	213,000	Morgan Stanley Capital Services LLC	4/07/16	(9,512)
USD	208,356	MXN	3,810,000	Citibank N.A.	4/07/16	(12,024)
USD	534,496	MXN	9,777,000	Credit Suisse International	4/07/16	(31,032)
CAD	579,585	USD	446,633	Citibank N.A.	4/08/16	(364)
EUR	332,000	USD	365,884	Deutsche Bank AG	4/08/16	11,989
SGD	316,000	USD	233,840	Deutsche Bank AG	4/08/16	599
USD	430,000	CAD	579,585	Citibank N.A.	4/08/16	(16,269)
USD	218,000	KRW	265,251,500	Goldman Sachs International	4/08/16	(13,896)
USD	221,227	SGD	316,000	Deutsche Bank AG	4/08/16	(13,213)
USD	1,612,780	JPY	190,000,000	Citibank N.A.	4/11/16	(76,002)
BRL	874,000	USD	240,103	Citibank N.A.	4/12/16	2,165
BRL	1,801,000	USD	495,611	Morgan Stanley Capital Services LLC	4/12/16	3,617
USD	216,497	BRL	874,000	Citibank N.A.	4/12/16	(25,771)
USD	448,423	BRL	1,801,000	Morgan Stanley Capital Services LLC	4/12/16	(50,805)
AUD	769,000	USD	588,099	JPMorgan Chase Bank N.A.	4/14/16	999
EUR	211,000	USD	229,230	Credit Suisse International	4/14/16	10,967
EUR	206,000	USD	223,982	Goldman Sachs International	4/14/16	10,523
USD	550,585	AUD	769,000	JPMorgan Chase Bank N.A.	4/14/16	(38,513)
USD	203,839	BRL	823,000	Deutsche Bank AG	4/14/16	(24,167)
USD	458,170	MXN	7,700,000	JPMorgan Chase Bank N.A.	4/14/16	13,067
EUR	315,000	USD	341,810	Citibank N.A.	4/15/16	16,788
EUR	698,000	USD	759,780	JPMorgan Chase Bank N.A.	4/15/16	34,829
USD	370,637	BRL	1,492,000	Goldman Sachs International	4/18/16	(42,256)
USD	1,021,972	JPY	120,000,000	BNP Paribas S.A.	4/18/16	(44,856)
EUR	790,000	USD	858,789	Deutsche Bank AG	4/21/16	40,712
SGD	319,000	USD	236,204	Morgan Stanley Capital Services LLC	4/22/16	447
USD	231,245	SGD	319,000	Morgan Stanley Capital Services LLC	4/22/16	(5,406)
AUD	187,000	USD	142,509	Morgan Stanley Capital Services LLC	4/28/16	652
USD	139,171	AUD	187,000	Morgan Stanley Capital Services LLC	4/28/16	(3,990)
USD	281,130	MXN	4,998,500	JPMorgan Chase Bank N.A.	4/28/16	(7,439)

BLACKROCK SERIES FUND, INC.	MARCH 31, 2016	11

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
EUR	622,000	USD	689,077	Credit Suisse International	4/29/16	$ 19,307
IDR	2,991,126,000	USD	227,809	Credit Suisse International	4/29/16	(3,248)
MYR	947,000	USD	244,912	Credit Suisse International	4/29/16	(2,746)
USD	227,635	IDR	2,991,126,000	Credit Suisse International	4/29/16	3,075
USD	229,760	MYR	947,000	Credit Suisse International	4/29/16	(12,407)
CLP	154,187,000	USD	230,457	Goldman Sachs International	5/09/16	(1,107)
USD	225,561	CLP	154,187,000	Goldman Sachs International	5/09/16	(3,788)
TWD	3,823,000	USD	119,227	Credit Suisse International	5/12/16	(389)
TWD	7,786,000	USD	242,668	Deutsche Bank AG	5/12/16	(641)
USD	116,519	TWD	3,823,000	Credit Suisse International	5/12/16	(2,318)
USD	236,851	TWD	7,786,000	Deutsche Bank AG	5/12/16	(5,176)
EUR	691,000	USD	766,920	Citibank N.A.	5/13/16	20,409
USD	621,830	JPY	70,000,000	Morgan Stanley Capital Services LLC	5/16/16	(968)
USD	626,000	CNH	4,162,305	Goldman Sachs International	5/17/16	(16,660)
USD	494,000	CNH	3,280,061	Goldman Sachs International	5/17/16	(12,441)
EUR	683,000	USD	779,187	Morgan Stanley Capital Services LLC	5/19/16	(817)
JPY	62,224,380	USD	555,000	Morgan Stanley Capital Services LLC	5/19/16	(1,340)
SGD	632,000	USD	470,711	HSBC Bank USA N.A.	5/19/16	(1,932)
USD	462,140	SGD	632,000	HSBC Bank USA N.A.	5/19/16	(6,639)
USD	2,221,353	JPY	250,000,000	JPMorgan Chase Bank N.A.	5/23/16	(3,320)
USD	2,220,249	JPY	250,000,000	Credit Suisse International	5/31/16	(4,905)
USD	506,225	KRW	625,289,000	Deutsche Bank AG	6/03/16	(39,593)
USD	2,207,700	JPY	250,000,000	Deutsche Bank AG	6/06/16	(17,963)
USD	524,819	KRW	636,868,000	Morgan Stanley Capital Services LLC	6/07/16	(31,058)
CAD	769,000	USD	593,353	Morgan Stanley Capital Services LLC	6/10/16	(1,210)
USD	580,618	CAD	769,000	Morgan Stanley Capital Services LLC	6/10/16	(11,525)
CAD	718,000	USD	557,991	JPMorgan Chase Bank N.A.	6/16/16	(5,115)
USD	2,241,811	JPY	250,000,000	Deutsche Bank AG	6/20/16	14,959
AUD	724,000	USD	556,119	JPMorgan Chase Bank N.A.	6/30/16	(3,475)
CAD	718,000	USD	558,216	Deutsche Bank AG	6/30/16	(5,334)
EUR	390,000	USD	445,251	Credit Suisse International	6/30/16	(183)
EUR	682,000	USD	779,622	Credit Suisse International	7/01/16	(1,294)
BRL	438,553	USD	113,310	Morgan Stanley Capital Services LLC	7/13/16	5,112
PLN	2,204,721	USD	583,590	JPMorgan Chase Bank N.A.	7/13/16	6,733
USD	103,000	BRL	438,553	Morgan Stanley Capital Services LLC	7/13/16	(15,421)
USD	546,000	PLN	2,204,721	JPMorgan Chase Bank N.A.	7/13/16	(44,323)
JPY	35,979,802	EUR	281,000	Deutsche Bank AG	8/09/16	(62)
JPY	59,978,082	EUR	471,000	Morgan Stanley Capital Services LLC	8/10/16	(3,046)
USD	417,524	KRW	505,684,000	Credit Suisse International	8/10/16	(23,344)
JPY	60,204,020	EUR	485,000	Deutsche Bank AG	8/19/16	(17,033)
USD	1,061,947	JPY	120,000,000	Credit Suisse International	9/12/16	(10,189)
CNH	3,803,000	USD	578,975	Deutsche Bank AG	11/04/16	2,548
USD	585,248	CNH	3,803,000	Deutsche Bank AG	11/04/16	3,724
TWD	18,921,850	USD	579,518	Citibank N.A.	1/09/17	11,463
TWD	19,051,800	USD	584,590	Goldman Sachs International	1/09/17	10,449
TWD	18,837,173	USD	577,287	JPMorgan Chase Bank N.A.	1/09/17	11,049
USD	565,000	TWD	18,921,850	Citibank N.A.	1/09/17	(25,981)
USD	565,000	TWD	19,051,800	Goldman Sachs International	1/09/17	(30,040)
USD	565,000	TWD	18,837,173	JPMorgan Chase Bank N.A.	1/09/17	(23,336)

12	BLACKROCK SERIES FUND, INC.	MARCH 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
TWD	18,753,332	USD	575,644	Credit Suisse International	1/11/17	$ 10,102
USD	559,000	TWD	18,753,332	Credit Suisse International	1/11/17	(26,746)
USD	218,000	AED	807,167	BNP Paribas S.A.	1/19/17	(1,178)
USD	218,000	AED	807,799	Goldman Sachs International	1/19/17	(1,349)
USD	216,000	AED	799,891	BNP Paribas S.A.	1/25/17	(1,190)
JPY	24,892,224	EUR	192,000	HSBC Bank USA N.A.	2/13/17	2,863
TWD	7,085,040	USD	221,131	Deutsche Bank AG	2/16/17	357
USD	212,000	TWD	7,085,040	Deutsche Bank AG	2/16/17	(9,488)
Total						$(581,388)

Exchange-Traded Options Purchased

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
SPDR Gold Trust ETF[1]	Call	4/15/16	USD	117.00	62	$12,431
SPDR Gold Trust ETF[1]	Call	5/20/16	USD	118.00	62	17,484
SPDR Gold Trust ETF[1]	Call	5/20/16	USD	117.00	52	17,160
Chipotle Mexican Grill, Inc.	Call	6/17/16	USD	530.00	1	1,005
SPDR Gold Trust ETF[1]	Call	6/17/16	USD	120.00	62	17,422
SPDR Gold Trust ETF[1]	Call	6/30/16	USD	121.00	62	16,740
SPDR Gold Trust ETF[1]	Call	9/30/16	USD	125.00	62	19,530
Total						$101,772

[1]	All or a portion of security is held by a wholly owned subsidiary.

OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
Johnson & Johnson	Call	Goldman Sachs International	4/15/16	USD	103.00		—	5,943	$33,816
Bank of New York Mellon Corp.	Call	Deutsche Bank AG	5/20/16	USD	46.00		—	18,800	71
Gilead Sciences, Inc.	Call	Deutsche Bank AG	5/20/16	USD	99.00		—	2,440	2,272
Goldman Sachs Group, Inc.	Call	Deutsche Bank AG	5/20/16	USD	220.00		—	4,500	1
KeyCorp	Call	Deutsche Bank AG	5/20/16	USD	15.75		—	25,066	1
Morgan Stanley	Call	Deutsche Bank AG	5/20/16	USD	40.75		—	18,800	—
SunTrust Banks, Inc.	Call	Deutsche Bank AG	5/20/16	USD	45.50		—	18,800	191
Teva Pharmaceutical Industries Ltd.	Call	Deutsche Bank AG	5/20/16	USD	63.50		—	5,000	608
Wells Fargo & Co.	Call	Deutsche Bank AG	5/20/16	USD	59.00		—	18,800	24
		Morgan Stanley & Co.
TOPIX Index	Call	International PLC	6/10/16	JPY	1,675.00		—	42,800	120
SPDR Gold Trust ETF[1]	Call	JPMorgan Chase Bank N.A.	6/17/16	USD	121.00		—	6,230	15,388
STOXX Europe 600 Index	Call	JPMorgan Chase Bank N.A.	6/17/16	EUR	345.00		—	857	5,656
EUR Currency	Call	JPMorgan Chase Bank N.A.	7/27/16	USD	1.12	EUR	431	—	16,087
		Morgan Stanley & Co.
USD Currency	Call	International PLC	7/27/16	EUR	1.12	USD	492	—	7,482
Apple Inc.	Call	Citibank N.A.	9/16/16	USD	100.00		—	4,184	51,526
SPDR Gold Trust ETF[1]	Call	JPMorgan Chase Bank N.A.	9/16/16	USD	120.00		—	6,200	28,365
STOXX Europe 600 Index	Call	Credit Suisse International	9/16/16	EUR	375.00		—	1,951	4,830
Taiwan Stock Exchange
Weighted Index	Call	Citibank N.A.	9/21/16	TWD	9,000.77		—	2,200	8,577
MetLife, Inc.	Call	UBS AG	1/20/17	USD	50.00		—	3,834	4,965
MetLife, Inc.	Call	UBS AG	1/20/17	USD	52.50		—	3,500	2,817
		Morgan Stanley & Co.
Prudential Financial, Inc.	Call	International PLC	1/20/17	USD	87.50		—	4,300	6,299

BLACKROCK SERIES FUND, INC.	MARCH 31, 2016	13

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Contracts	Value
		Morgan Stanley & Co.
EURO STOXX 50 Index	Call	International PLC	3/17/17	EUR	3,450.00		—	91	$ 5,105
		Morgan Stanley & Co.
EURO STOXX 50 Index	Call	International PLC	3/17/17	EUR	3,025.00		—	42	8,790
		Morgan Stanley & Co.
EURO STOXX 50 Index	Call	International PLC	3/17/17	EUR	3,025.00		—	42	8,790
STOXX Europe 600 Index	Call	Credit Suisse International	3/17/17	EUR	355.61		—	1,670	20,906
QUALCOMM, Inc.	Call	Deutsche Bank AG	5/19/17	USD	52.50		—	7,571	32,048
EURO STOXX 50 Index	Call	Citibank N.A.	6/16/17	EUR	3,150.00		—	157	23,385
EURO STOXX 50 Index	Call	Bank of America N.A.	9/15/17	EUR	3,600.00		—	181	9,003
STOXX Europe 600 Index	Call	JPMorgan Chase Bank N.A.	9/15/17	EUR	372.06		—	1,076	11,180
Taiwan Capitalization Weighted		Morgan Stanley & Co.
Stock Index	Call	International PLC	9/20/17	TWD	9,000.00		—	1,949	20,483
EURO STOXX 50 Index	Call	Barclays Bank PLC	12/15/17	EUR	3,500.00		—	185	14,961
Taiwan Capitalization Weighted		Morgan Stanley & Co.
Stock Index	Call	International PLC	12/20/17	TWD	9,000.00		—	1,987	20,797
Nikkei 225 Index	Call	Goldman Sachs International	3/09/18	JPY	21,968.28		—	5,319	15,345
EURO STOXX 50 Index	Call	Goldman Sachs International	3/16/18	EUR	3,500.00		—	154	13,742
EURO STOXX 50 Index	Call	UBS AG	6/15/18	EUR	3,600.00		—	74	5,675
EURO STOXX 50 Index	Call	Deutsche Bank AG	9/21/18	EUR	3,426.55		—	77	9,859
Ibovespa Brasil Sao Paulo
Stock Exchange Index	Put	Bank of America N.A.	4/13/16	BRL	40,000.00		—	31	46
EUR Currency	Put	JPMorgan Chase Bank N.A.	7/27/16	USD	1.12	EUR	431	—	7,672
		Morgan Stanley & Co.
USD Currency	Put	International PLC	7/27/16	EUR	1.12	USD	492	—	16,578
		Morgan Stanley & Co.
Gentex Corp.	Put	International PLC	9/16/16	USD	12.50		—	19,670	1,967
Total									$435,428

[1]	All or a portion of security is held by a wholly owned subsidiary.

OTC Interest Rate Swaptions Purchased
Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.35%	Receive	3-month USD LIBOR	6/13/16	USD	4,980	$49,100
10-Year Interest Rate Swap	Deutsche Bank AG	Put	1.25%	Pay	6-month JPY LIBOR	7/29/16	JPY	64,600	28
5-Year Interest Rate Swap	Deutsche Bank AG	Put	1.07%	Pay	6-month JPY LIBOR	4/04/18	JPY	64,546	712
Total									$49,840

Exchange-Traded Options Written
Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Kimberly Clark Corp.	Call	4/15/2016	USD	125.00	5	$ (4,925)
WhiteWave Foods Co.	Call	4/15/2016	USD	37.50	12	(4,320)
SPDR Gold Trust ETF[1]	Call	5/20/2016	USD	130.00	52	(2,054)
Chipotle Mexican Grill, Inc.	Call	6/17/2016	USD	600.00	1	(190)
SPDR Gold Trust ETF[1]	Call	6/30/2016	USD	133.00	62	(4,216)
WhiteWave Foods Co.	Call	7/15/2016	USD	37.50	13	(6,630)
SPDR Gold Trust ETF[1]	Call	9/30/2016	USD	145.00	62	(4,898)
Chipotle Mexican Grill, Inc.	Put	6/17/2016	USD	450.00	1	(2,150)
Total						$(29,383)

[1]	All or a portion of security is held by a wholly owned subsidiary.

14	BLACKROCK SERIES FUND, INC.	MARCH 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

OTC Barrier Put Options Written
Description	Type of Options	Counterparty	Expiration Date	Strike Price		Barrier Price		Contracts	Value
		Morgan Stanley & Co. International
EURO STOXX 50 Index	Down-and-In	PLC	3/17/17	EUR	2,375.00	EUR	2,000.00	(42)	$(4,362)
		Morgan Stanley & Co. International
EURO STOXX 50 Index	Down-and-In	PLC	3/17/17	EUR	2,375.00	EUR	2,000.00	(42)	(4,459)
EURO STOXX 50 Index	Down-and-In	Citibank N.A.	6/16/17	EUR	2,350.00	EUR	1,823.00	(157)	(21,081)
		Goldman Sachs
Nikkei 225 Index	Down-and-In	International	3/09/18	JPY	17,974.04	JPY	14,978.37	(5,319)	(138,895)
		Deutsche
EURO STOXX 50 Index	Down-and-In	Bank AG	9/21/18	EUR	2,586.07	EUR	2,165.83	(77)	(25,729)
Total									$(194,526)

OTC Options Written
Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
		Morgan Stanley & Co.
HSBC Holdings PLC	Call	International PLC	4/15/16	GBP	4.60	17,481	$(188)
Bank of New York Mellon Corp.	Call	Deutsche Bank AG	5/20/16	USD	51.25	18,800	—
Gilead Sciences, Inc.	Call	Deutsche Bank AG	5/20/16	USD	107.50	2,440	(244)
Goldman Sachs Group, Inc.	Call	Deutsche Bank AG	5/20/16	USD	245.00	4,500	—
KeyCorp	Call	Deutsche Bank AG	5/20/16	USD	17.90	25,066	—
Morgan Stanley	Call	Deutsche Bank AG	5/20/16	USD	46.00	18,800	—
SunTrust Banks, Inc.	Call	Deutsche Bank AG	5/20/16	USD	51.75	18,800	(1)
Teva Pharmaceutical Industries
Ltd.	Call	Deutsche Bank AG	5/20/16	USD	73.00	5,000	(9)
Wells Fargo & Co.	Call	Deutsche Bank AG	5/20/16	USD	66.00	18,800	—
SPDR Gold Trust ETF[1]	Call	JPMorgan Chase Bank N.A.	6/17/16	USD	140.00	6,230	(1,651)
Mylan, Inc.	Call	Barclays Bank PLC	7/15/16	USD	45.00	1,473	(6,997)
Alexion Pharmaceuticals, Inc.	Call	Citibank N.A.	8/19/16	USD	175.00	258	(426)
Apple Inc.	Call	Citibank N.A.	9/16/16	USD	120.00	4,184	(10,467)
General Electric Co.	Call	UBS AG	9/16/16	USD	31.00	22,110	(39,798)
SPDR Gold Trust ETF[1]	Call	JPMorgan Chase Bank N.A.	9/16/16	USD	140.00	6,200	(6,014)
General Electric Co.	Call	Deutsche Bank AG	1/20/17	USD	32.50	19,470	(28,010)
Johnson & Johnson	Call	Barclays Bank PLC	1/20/17	USD	110.00	6,129	(27,274)
MetLife, Inc.	Call	UBS AG	1/20/17	USD	57.50	3,500	(1,505)
MetLife, Inc.	Call	UBS AG	1/20/17	USD	55.00	3,834	(1,859)
		Morgan Stanley & Co.
Prudential Financial, Inc.	Call	International PLC	1/20/17	USD	93.50	4,300	(5,578)
QUALCOMM, Inc.	Call	Deutsche Bank AG	5/19/17	USD	70.00	7,571	(3,341)
Gilead Sciences, Inc.	Put	Deutsche Bank AG	5/20/16	USD	90.00	2,440	(6,637)
Teva Pharmaceutical Industries
Ltd.	Put	Deutsche Bank AG	5/20/16	USD	55.00	5,000	(15,192)
		Morgan Stanley & Co.
TOPIX Index	Put	International PLC	6/10/16	JPY	1,450.00	42,800	(43,332)
Apple Inc.	Put	Citibank N.A.	9/16/16	USD	90.00	4,184	(7,019)
		Morgan Stanley & Co.
Gentex Corp.	Put	International PLC	9/16/16	USD	9.00	17,212	(904)
Taiwan Stock Exchange
Weighted Index	Put	Citibank N.A.	9/21/16	TWD	8,100.70	2,200	(19,874)
Johnson & Johnson	Put	Barclays Bank PLC	1/20/17	USD	97.50	6,129	(19,613)
MetLife, Inc.	Put	UBS AG	1/20/17	USD	46.00	1,750	(9,720)

BLACKROCK SERIES FUND, INC.	MARCH 31, 2016	15

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Contracts	Value
MetLife, Inc.	Put	UBS AG	1/20/17	USD	45.00	1,917	$ (9,489)
		Morgan Stanley & Co.
Prudential Financial, Inc.	Put	International PLC	1/20/17	USD	77.50	2,150	(23,543)
QUALCOMM, Inc.	Put	Deutsche Bank AG	5/19/17	USD	40.00	7,571	(17,360)
Taiwan Capitalization Weighted		Morgan Stanley & Co.
Stock Index	Put	International PLC	9/20/17	TWD	8,600.00	1,949	(58,362)
Taiwan Capitalization Weighted		Morgan Stanley & Co.
Stock Index	Put	International PLC	12/20/17	TWD	8,600.00	1,987	(68,360)
Total							$(432,767)

[1] All or a portion of security is held by a wholly owned subsidiary.

OTC Interest Rate Swaptions Written

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
5-Year Interest Rate Swap	Deutsche Bank AG	Call	1.05%	Pay	3-month USD LIBOR	6/13/16	USD	4,980	$(15,589)
5-Year Interest Rate Swap	Deutsche Bank AG	Put	1.65%	Receive	3-month USD LIBOR	6/13/16	USD	4,980	(4,560)
Total									$(20,149)

Centrally Cleared Credit Default Swaps — Buy Protection

Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
CDX.NA.HY Series 25 Version 1	5.00%	12/20/20	USD	611	$ 1,786
CDX.NA.HY Series 26 Version 1	5.00%	6/20/21	USD	622	(4,909)
Total					$(3,123)

Centrally Cleared Credit Default Swaps — Sell Protection

Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 25 Version 1	1.00%	12/20/20	BBB+	USD	1,324	$ (2,972)
iTraxx Crossover Series 24 Version 1	5.00%	12/20/20	B+	EUR	873	14,220
Total						$11,248

[1] Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2] The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
0.93%[1]	6-month GBP LIBOR	2/26/18[2]	2/26/20	GBP 3,111	$ 9,891
1.95%[1]	3-month LIBOR	N/A	9/11/22	USD 1,240	(47,966)
1.64%[1]	3-month LIBOR	N/A	10/19/22	USD 1,240	(29,997)
1.83%[1]	3-month LIBOR	N/A	11/03/22	USD 1,240	(44,805)
Total					$(112,877)

[1] Fund pays the fixed rate and receives the floating rate. [2] Forward swap.

16	BLACKROCK SERIES FUND, INC.	MARCH 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

OTC Currency Swaps

		Notional Amount (000)
Fund Pays	Fund Receives	Fund Pays		Fund Receives		Counterparty	Expiration Date	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.10% JPY	1.23%	USD	431	JPY	51,850	Bank of America N.A.	3/15/2017	$(61,577)	—	$(61,577)
0.10% JPY	1.84%	USD	442	JPY	49,750	Bank of America N.A.	3/15/2018	386	—	386
0.10% JPY	1.96%	USD	657	JPY	74,550	Bank of America N.A.	3/15/2018	613	—	613
Total								$(60,578)	—	$(60,578)

OTC Total Return Swaps

Reference Entity	Fixed Amount/ Floating Rate	Counterparty	Expiration Date	Contract Amount	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
SGX Nikkei Stock Average Dividend Point Index Future December 2016	JPY 13,925,000[1]	BNP Paribas S.A.	3/31/17	JPY 5	$24,612	—	$ 24,612
SGX Nikkei Stock Average Dividend Point Index Future December 2016	JPY 14,175,000[1]	BNP Paribas S.A.	3/31/17	JPY 5	22,391	—	22,391
EURO STOXX 50 Index Dividend Future December 2017	EUR 114,200[1]	BNP Paribas S.A.	12/15/17	EUR 10	(3,072)	—	(3,072)
EURO STOXX 50 Index Dividend Future December 2017	EUR 115,273[1]	BNP Paribas S.A.	12/15/17	EUR 10	(4,293)	—	(4,293)
SGX Nikkei Stock Average Dividend Point Index Future December 2017	JPY 13,220,400[1]	BNP Paribas S.A.	4/02/18	JPY 4	4,332	—	4,332
SGX Nikkei Stock Average Dividend Point Index Future December 2017	JPY 13,350,000[1]	BNP Paribas S.A.	4/02/18	JPY 4	3,181	—	3,181
EURO STOXX 50 Index Dividend Future December 2018	EUR 113,475[1]	BNP Paribas S.A.	12/21/18	EUR 10	(10,554)	—	(10,554)
EURO STOXX 50 Index Dividend Future December 2018	EUR 67,800[1]	BNP Paribas S.A.	12/21/18	EUR 6	(6,008)	—	(6,008)
EURO STOXX 50 Index Dividend Future December 2018	EUR 55,950[1]	BNP Paribas S.A.	12/21/18	EUR 5	(4,381)	—	(4,381)
SGX Nikkei Stock Average Dividend Point Index Future December 2018	JPY 7,040,000[1]	BNP Paribas S.A.	3/29/19	JPY 2	320	—	320
SGX Nikkei Stock Average Dividend Point Index Future December 2019	JPY 6,980,000[1]	BNP Paribas S.A.	3/31/20	JPY 2	498	—	498
Total					$27,026	—	$ 27,026

[1] Fund receives the total return of the reference entity and pays the fixed amount. Net payment made at termination.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2016	17

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

18	BLACKROCK SERIES FUND, INC.	MARCH 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

      The following tables summarize the Fund’s investments and derivative financial instruments in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Australia	—	$391,492	—	$391,492
Belgium	—	280,276	—	280,276
Brazil	$37,657	—	—	37,657
Canada	2,547,806	—	—	2,547,806
China	388,986	189,680	—	578,666
Cyprus	4,888	—	—	4,888
Denmark	—	96,339	—	96,339
Egypt	39,014	—	—	39,014
France	30,586	5,237,755	—	5,268,341
Germany	—	1,960,052	—	1,960,052
Hong Kong	—	1,648,517	—	1,648,517
India	—	645,932	—	645,932
Indonesia	—	98,072	—	98,072
Ireland	273,498	383,893	—	657,391
Israel	559,424	—	—	559,424
Italy	190,194	1,424,506	—	1,614,700
Japan	—	16,657,682	—	16,657,682
Kazakhstan	55,439	—	—	55,439
Luxembourg	—	19,798	—	19,798
Malaysia	—	115,090	—	115,090
Mexico	612,803	—	—	612,803
Netherlands	95,269	2,636,277	—	2,731,546
Norway	—	190,060	—	190,060
Peru	181,805	—	—	181,805
Portugal	—	124,572	—	124,572
Singapore	463	1,454,784	—	1,455,247
South Korea	—	1,091,029	—	1,091,029
Spain	—	601,961	—	601,961
Sweden	—	167,596	—	167,596
Switzerland	—	2,832,505	—	2,832,505
Taiwan	—	381,092	—	381,092
United Arab Emirates	267,096	134,826	—	401,922
United Kingdom	1,282,784	5,982,711	$161,809	7,427,304
United States	64,525,721	—	146,259	64,671,980
Corporate Bonds	—	13,456,113	1,721,836	15,177,949
Floating Rate Loan Interests	—	1,942,980	334,514	2,277,494
Foreign Agency Obligations	—	1,220,728	—	1,220,728
Foreign Government Obligations	—	15,653,668	—	15,653,668
Investment Companies	5,095,513	—	—	5,095,513
Non-Agency Mortgage-Backed Securities	—	—	189,010	189,010
Preferred Securities	3,682,137	4,107,352	2,828,588	10,618,077
U.S. Government Sponsored Agency Securities	—	1,275,099	—	1,275,099
U.S. Treasury Obligations	—	34,540,936	—	34,540,936
Warrants	66,533	—	—	66,533
Short-Term Securities:
Foreign Agency Obligations	—	14,063,248	—	14,063,248
Money Market Funds	2,174,382	3,628,346	—	5,802,728
Time Deposits	—	23,350	—	23,350
U.S. Treasury Obligations	—	5,099,259	—	5,099,259
Options Purchased:
Equity Contracts	101,772	387,609	—	489,381
Foreign Currency Exchange Contracts	—	47,819	—	47,819
Interest Rate Contracts	—	49,840	—	49,840
Liabilities:
Investments:
Investments Sold Short	(197,555)	—	—	(197,555)

Total	$82,016,215	$140,242,844	$5,382,016	$227,641,075

BLACKROCK SERIES FUND, INC.	MARCH 31, 2016	19

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$16,006	—	$16,006
Equity contracts	$11,992	55,334	—	67,326
Foreign currency exchange contracts	—	280,947	—	280,947
Interest rate contracts	—	10,890	—	10,890
Liabilities:
Credit contracts	—	(7,881)	—	(7,881)
Equity contracts	(95,038)	(655,601)	—	(750,639)
Foreign currency exchange contracts	—	(862,335)	—	(862,335)
Interest rate contracts	—	(204,494)	—	(204,494)

Total	$(83,046)	$(1,367,134)	—	$(1,450,180)

[1]

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$37,304	—	—	$37,304
Cash held for securities sold short	128,606	—	—	128,606
Cash pledged for centrally cleared swaps	221,750	—	—	221,750
Liabilities:
Collateral on securities loaned at value	—	$(3,628,346)	—	(3,628,346)

Total	$387,660	$(3,628,346)	—	$(3,240,686)

During the period ended March 31, 2016, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	Preferred Securities	Options Purchased	Total
Assets:
Opening balance, as of December 31, 2015	$178,452	$2,148,560	$332,042	$197,226	$3,021,877	$26,355	$5,904,512
Transfers into Level 3	117,335	—	—	—	—	—	117,335
Transfers out of Level 3	—	—	—	—	—	—	—
Accrued discounts/premiums	—	905	122	654	—	—	1,681
Net realized gain (loss)	—	—	93	—	—	(25,511)	(25,418)
Net change in unrealized appreciation (depreciation)[2]	12,281	(461,708)	16,788	(8,870)	(193,289)	(795)	(635,593)
Purchases	—	34,079	—	—	—	—	34,079
Sales	—	—	(14,531)	—	—	(49)	(14,580)

Closing balance, as of March 31, 2016	$308,068	$1,721,836	$334,514	$189,010	$2,828,588	—	$5,382,016

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2016[2]	$12,281	$(461,708)	$ 16,788	$ (8,870)	$(193,289)	—	$(634,798)

[2]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

20	BLACKROCK SERIES FUND, INC.	MARCH 31, 2016

Consolidated Schedule of Investments (continued)	BlackRock Global Allocation Portfolio

The following table is a reconciliation of Level 3 derivative financial instruments for which significant unobservable inputs were used in determining fair value:

Equity Contracts

Liabilities

Opening balance, as of December 31, 2015	$ (18,124)
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	—
Net realized gain (loss)	(54,821)
Net change in unrealized appreciation (depreciation)[1]	146,735
Purchases	—
Issues	—
Sales	(73,790)

Closing balance, as of March 31, 2016	—

Net change in unrealized appreciation (depreciation) on derivative financial instruments still held at March 31, 2016[1]	—

[1]

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on derivative financial instruments still held at March 31, 2016 is generally due to derivative financial instruments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

The following table summarizes the valuation techniques used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (“Global Valuation Committee”) to determine the value of certain of the Fund’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $545,062.

	Value	Valuation Techniques	Unobservable Inputs	Range of Unobservable Inputs Utilized	Weighted Average of Unobservable Inputs
Assets:
Common Stocks[3]	$175,754	Market Comparables	Run Rate EBITDA Multiple [2]	21.00x	—
		Probability-Weighted Expected Return Model	Discount Rate[2]	25.00%	—
			IPO Exit Probability[1]	45.00%	—
			Merger & Acquisition Probability[1]	50.00%	—
			Revenue Multiple[1]	9.0x -12.50x	—
			Revenue Growth Rate[1]	69.00%	—
			Time to Exit[2]	1-2 years	—
Corporate Bonds[4]	1,700,298	Discounted Cash Flow	Discount Rate[2]	15.00%	—
		Estimated Recovery Value	Recovery Rate[1]	—	—
		Market Comparables	Run Rate EBITDA Multiple [2]	21.00x	—
		Option Pricing Model	Revenue Multiple[1]	1.80x - 2.20x	—
			Risk Free Rate[2]	0.70%	—
			Merger & Acquisition Probability[1]	75.00%	—
			IPO Exit Probability[1]	25.00%	—
			Volatility[1]	53.00%	—
			Time to Exit[2]	1-2 years
Preferred Stocks[3,5]	2,828,588	Market Comparables	Revenue Multiple[1]	32.79x	—
			Revenue Growth Rate[1]	373.00%	—
			Revenue Multiple[1]	6.50x - 12.00x	9.79x
			Revenue Growth Rate[1]	47.00% - 110.00%	84.67%
		Option Pricing Model	Revenue Multiple[1]	3.75x	—
			Risk Free Rate[2]	1.06%	—
			Revenue Growth Rate[1]	182.00%	—
			Volatility[1]	55.00%	—
			Time to Exit[2]	2-3 years	—
		Probability-Weighted Expected Return Model	Discount Rate[2]	20.00% - 25.00%	21.84%
			IPO Exit Probability[1]	45.00% - 85.00%	70.30%
			Merger & Acquisition Probability[1]	10.00% - 50.00%	24.70%
			Revenue Multiple[1]	7.50x - 16.00x	—
			Revenue Multiple[1]	9.00x - 12.50x	—
			Revenue Growth Rate[1]	69.00% - 59.00%	125.92%
			Time to Exit[2]	1-2 years	—

Total	$4,704,640

[1]	Increase in unobservable input may result in a significant increase to value, while a decrease in unobservable input may result in a significant decrease to value.

[2]	Decrease in unobservable input may result in a significant increase to value, while an increase in unobservable input may result in a significant decrease to value.

BLACKROCK SERIES FUND INC.	MARCH 31, 2016	21

Consolidated Schedule of Investments (concluded)	BlackRock Global Allocation Portfolio

[3]

For the period ended March 31, 2016, the valuation technique for certain investments classified as common stocks and preferred stocks changed to a Probability–Weighted Expected Return Model. The investments were previously valued utilizing Last Transaction Price. A Probability–Weighted Expected Return Model was considered to be a more relevant measure of fair value for these investments.

[4]

For the period ended March 31, 2016, the valuation technique for certain investments classified as corporate bonds changed to an Option Pricing Model. The investment was previously valued utilizing a Hybrid Approach. An Option Pricing Model was considered to be a more relevant measure of fair value for this investment.

[5]

For the period ended March 31, 2016, the valuation technique for certain investments classified as preferred stocks changed to an Option Pricing Model. The investment was previously valued utilizing a Probability–Weighted Expected Return Model. An Option Pricing Model was considered to be a more relevant measure of fair value for this investment.

22	BLACKROCK SERIES FUND, INC.	MARCH 31, 2016

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock Government Money Market Portfolio
(Percentages shown are based on Net Assets)

U.S. Government Sponsored Agency Securities	Par (000)	Value
Fannie Mae Discount Notes: (a)
0.43%, 6/08/16	$1,000	$999,188
0.45%, 6/15/16	469	468,560
0.42%, 8/01/16	2,000	1,997,153
0.46%, 8/17/16	500	499,118
Fannie Mae Variable Rate Notes: (b)
0.45%, 07/20/17	2,000	1,999,820
0.45%, 08/16/17	1,500	1,499,791
0.45%, 10/05/17	1,000	999,769
Federal Farm Credit Bank Discount Notes, 0.55%, 7/14/16 (a)	2,000	1,996,822
Federal Farm Credit Bank Variable Rate Notes: (b)
0.45%, 11/14/16	2,000	1,999,884
0.46%, 3/16/17	2,000	1,999,609
0.44%, 9/22/17	2,000	1,999,851
0.50%, 11/20/17	1,000	999,917
0.54%, 1/23/18	430	430,008
Federal Home Loan Bank Discount Notes: (a)
0.36%, 4/15/16	600	599,915
0.36%, 4/22/16	2,500	2,499,475
0.41%, 4/29/16	1,500	1,499,522
0.39%, 5/26/16	1,000	999,404
0.40%, 6/01/16	2,000	1,998,661
0.39%, 6/15/16	4,000	3,996,733
0.40%, 6/24/16	100	99,907
0.63%, 7/01/16	198	197,685
0.34%, 7/05/16	1,390	1,388,753
0.43%, 7/11/16	200	199,759
0.41%, 7/18/16	340	339,562
0.45%, 7/22/16	475	474,335
0.49%, 7/29/16	1,000	998,380
0.49%, 8/10/16	4,000	3,992,868
0.50%, 9/19/16	1,500	1,496,438
0.51%, 9/23/16	1,500	1,496,281
0.58%, 12/23/16	700	697,000
Federal Home Loan Bank Variable Rate Notes: (b)
0.58%, 11/25/16	2,000	2,000,000
0.49%, 02/07/17	1,000	999,865
0.54%, 08/25/17	880	880,000
Freddie Mac Discount Notes: (a)
0.40%, 5/12/16	1,500	1,499,317
0.44%, 6/02/16	1,300	1,299,015
0.47%, 7/06/16	3,500	3,495,640
0.43%, 7/13/16	2,000	1,997,539
0.46%, 7/22/16	2,000	1,997,138
0.46%, 8/12/16	1,500	1,497,479
Total U.S. Government Sponsored Agency Securities — 44.7%		56,530,161

U.S. Treasury Obligations
U.S. Treasury Bills:
0.60%, 6/16/16 (a)	7,000	6,991,355
0.52%, 9/15/16 (a)	2,500	2,494,085
U.S. Treasury Notes:
0.37%, 4/30/16 (b)	5,000	5,000,216
0.37%, 4/30/17 (b)	2,000	1,999,956

U.S. Treasury Obligations	Par (000)	Value
0.47%, 10/31/17 (b)	$1,249	$1,248,049
Total U.S. Treasury Obligations — 14.0%		17,733,661

Repurchase Agreements
Bank of Montreal, 0.32%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $3,000,027, collateralized by various U.S. government sponsored agency obligations, 0.00% to 4.63% due from 5/26/16 to 8/15/42, aggregate original par and fair value of $2,911,500 and $3,060,055, respectively)	3,000	3,000,000
Total Value of Bank of Montreal (collateral value of $3,060,055)		3,000,000
BNP Paribas Securities Corp., 0.30%, 4/07/16 (Purchased on 3/31/16 to be repurchased at $2,000,117, collateralized by various U.S. government sponsored agency obligations, 0.00% to 1.50% due from 4/28/16 to 3/31/23, aggregate original par and fair value of $2,053,800 and $2,040,026, respectively)	2,000	2,000,000
BNP Paribas Securities Corp., 0.31%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $7,000,060, collateralized by various U.S. government sponsored agency obligations, 2.00% to 7.00% due from 4/01/31 to 3/20/46, aggregate original par and fair value of $70,450,665 and $7,195,249, respectively)	7,000	7,000,000
Total Value of BNP Paribas Securities Corp. (collateral value of $9,235,275)		9,000,000
Goldman Sachs & Co., 0.37%, 4/05/16 (Purchased on 3/29/16 to be repurchased at $4,000,288, collateralized by various U.S. government sponsored agency obligations, 4.00% to 5.00% due from 5/01/38 to 11/20/45, aggregate original par and fair value of $40,657,047 and $4,099,767, respectively)	4,000	4,000,000
Goldman Sachs & Co., 0.37%, 4/07/16 (Purchased on 3/31/16 to be repurchased at $2,000,144, collateralized by various U.S. government sponsored agency obligations, 4.00% to 5.00% due from 5/01/38 to 11/20/45, aggregate original par and fair value of $39,200,466 and $2,061,074, respectively)	2,000	2,000,000
Total Value of Goldman Sachs & Co. (collateral value of $6,160,841)		6,000,000

BLACKROCK SERIES FUND, INC.	MARCH 31, 2016	1

Schedule of Investments (continued)	BlackRock Government Money Market Portfolio

Repurchase Agreements	Par (000)	Value
J.P. Morgan Securities LLC, 0.61%, 4/01/16 (c) (Purchased on 3/31/16 to be repurchased at $2,500,042, collateralized by a U.S. government sponsored agency obligation, 5.17% due at 2/20/45, aggregate original par and fair value of $14,050,000 and $2,775,470, respectively)	$2,500	$2,500,000
J.P. Morgan Securities LLC, 0.31%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $5,000,043, collateralized by a U.S. treasury obligation, 3.63% due at 8/15/43, aggregate original par and fair value of $4,210,000 and $5,101,305, respectively)	5,000	5,000,000
Total Value of J.P. Morgan Securities LLC (collateral value of $7,876,775)		7,500,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.30%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $2,276,019, collateralized by a U.S. government sponsored agency obligation, 4.00% due at 9/20/45, aggregate original par and fair value of $2,301,665 and $2,321,520, respectively)	2,276	2,276,000
Total Value of Merrill Lynch, Pierce, Fenner & Smith, Inc. (collateral value of $2,321,520)		2,276,000
Mizuho Securities USA, Inc., 0.34%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $8,000,076, collateralized by various U.S. government sponsored agency obligations, 1.47% to 6.31% due from 6/20/43 to 10/20/62, aggregate original par and fair value of $75,781,028 and $8,661,118, respectively)	8,000	8,000,000
Total Value of Mizuho Securities USA, Inc. (collateral value of $8,661,118)		8,000,000
Societe Generale, 0.35%, 4/07/16 (c) (Purchased on 3/10/16 to be repurchased at $3,000,642, collateralized by various U.S. treasury obligations, 0.00% to 3.13% due from 4/28/16 to 4/30/17, aggregate original par and fair value of $2,946,000 and $3,060,047, respectively)	3,000	3,000,000

Repurchase Agreements	Par (000)	Value
Societe Generale, 0.32%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $7,000,062, collateralized by various U.S. treasury obligations, 0.00% to 4.75% due from 4/28/16 to 2/15/26, aggregate original par and fair value of $6,948,700 and $7,140,008, respectively)	$7,000	$7,000,000
Total Value of Societe Generale (collateral value of $10,200,055)		10,000,000
Wells Fargo Securities LLC, 0.34%, 4/05/16 (Purchased on 3/29/16 to be repurchased at $4,000,264, collateralized by a U.S. government sponsored agency obligation, 3.50% due at 3/01/46, aggregate original par and fair value of $3,927,353 and $4,120,000, respectively)	4,000	4,000,000
Wells Fargo Securities LLC, 0.34%, 4/07/16 (Purchased on 3/31/16 to be repurchased at $3,000,198, collateralized by a U.S. government sponsored agency obligation, 3.50% due at 3/01/46, aggregate original par and fair value of $2,945,515 and $3,090,000, respectively)	3,000	3,000,000
Total Value of Wells Fargo Securities LLC (collateral value of $7,210,000)		7,000,000
Total Repurchase Agreements — 41.7%		52,776,000
Total Investments (Cost — $127,039,822*) — 100.4%		127,039,822
Liabilities in Excess of Other Assets — (0.4)%		(544,232)

Net Assets — 100.0%		$126,495,590

Notes to Schedule of Investments

*	Cost for federal income tax purposes.

(a)	Rates are discount rates or a range of discount rates at the time of purchase.

(b)	Variable rate security. Rate as of period end.

(c)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

2	BLACKROCK SERIES FUND, INC.	MARCH 31, 2016

Schedule of Investments (concluded)	BlackRock Government Money Market Portfolio

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$127,039,822	—	$127,039,822
[1] See above Schedule of Investments for values in each security type.

During the period ended March 31, 2016, there were no transfers between levels.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2016	3

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock High Yield Portfolio
(Percentages shown are based on Net Assets)

Common Stocks		Shares	Value
Capital Markets — 1.6%
American Capital Ltd. (a)		34,630	$527,761
Chemicals — 0.0%
Advanced Emissions Solutions, Inc. (a)		660	4,389
Consumer Finance — 1.4%
Ally Financial, Inc. (a)		17,050	319,176
Ally Financial, Inc. (a)		6,472	121,156

			440,332
Diversified Telecommunication Services — 0.0%
Broadview Networks Holdings, Inc. (a)		5,362	7,668
Hotels, Restaurants & Leisure — 0.8%
Amaya, Inc. (a)		18,250	244,504
Real Estate Investment Trusts (REITs) — 0.0%
Ovation Acquisition I, LLC (Acquired 12/28/15, cost $195) (a)(b)		195	195
Wireless Telecommunication Services — 0.1%
T-Mobile U.S., Inc. (a)		1,150	44,045
Total Common Stocks — 3.9%			1,268,894

Corporate Bonds		Par (000)
Aerospace & Defense — 1.2%
Bombardier, Inc.:
5.50%, 9/15/18 (c)	USD	29	26,680
7.50%, 3/15/25 (c)		34	25,840
Huntington Ingalls Industries, Inc., 5.00%, 12/15/21 (c)		20	21,000
KLX, Inc., 5.88%, 12/01/22 (c)		17	16,915
TransDigm, Inc.:
5.50%, 10/15/20		19	19,057
6.00%, 7/15/22		156	155,415
6.50%, 7/15/24		114	113,111

			378,018
Air Freight & Logistics — 0.3%
XPO Logistics, Inc.:
7.88%, 9/01/19 (c)		35	36,225
6.50%, 6/15/22 (c)		77	74,786

			111,011
Airlines — 1.5%
Air Medical Merger Sub Corp., 6.38%, 5/15/23 (c)		26	24,375
American Airlines Pass-Through Trust, Series 2013-2, Class C, 6.00%, 1/15/17 (c)		197	201,328
Continental Airlines Pass-Through Certificates, Series 2012-3, Class C, 6.13%, 4/29/18		120	126,150
National Air Cargo Group, Inc.:
11.88%, 5/02/18		32	31,880

Corporate Bonds		Par (000)	Value
Airlines (continued)
11.88%, 5/08/18	USD	33	$32,766
Virgin Australia Trust, Series 2013-1C, 7.13%, 10/23/18 (c)		77	77,347

			493,846
Auto Components — 1.0%
Affinia Group, Inc., 7.75%, 5/01/21		15	15,450
Goodyear Tire & Rubber Co., 6.50%, 3/01/21		60	63,150
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.88%, 3/15/19		55	52,800
5.88%, 2/01/22		70	66,430
ZF North America Capital, Inc., 2.75%, 4/27/23	EUR	100	114,075

			311,905
Automobiles — 0.4%
Fiat Chrysler Finance Europe, 4.75%, 7/15/22		100	122,171
Banks — 1.7%
Banco Espirito Santo SA, 4.75%, 1/15/18 (a)(d)		100	26,741
Bank of Ireland, 4.25%, 6/11/24 (e)		100	113,644
Bankia SA, 4.00%, 5/22/24 (e)		100	109,140
CIT Group, Inc.:
6.63%, 4/01/18 (c)	USD	10	10,513
5.50%, 2/15/19 (c)		30	31,035
5.00%, 8/01/23		140	140,700
UniCredit SpA, 6.95%, 10/31/22	EUR	100	127,928

			559,701
Beverages — 0.1%
Constellation Brands, Inc.:
6.00%, 5/01/22	USD	10	11,250
4.25%, 5/01/23		10	10,225

			21,475
Building Products — 1.4%
Builders FirstSource, Inc., 7.63%, 6/01/21 (c)		4	4,160
CPG Merger Sub LLC, 8.00%, 10/01/21 (c)		92	85,790
Masonite International Corp., 5.63%, 3/15/23 (c)		27	28,215
Ply Gem Industries, Inc., 6.50%, 2/01/22		75	74,625
Standard Industries, Inc.:
5.13%, 2/15/21 (c)		18	18,427
5.50%, 2/15/23 (c)		29	29,653
6.00%, 10/15/25 (c)		78	82,485
USG Corp.:
9.75%, 1/15/18		80	89,480
5.88%, 11/01/21 (c)		28	29,260
5.50%, 3/01/25 (c)		10	10,400

			452,495

Portfolio Abbreviations
AKA	Also Known As	FKA	Formerly Known As	S&P	Standard & Poor’s
CAD	Canadian Dollar	PIK	Payment-in-kind	SPDR	Standard & Poor’s Depositary Receipts
EUR	Euro	REIT	Real Estate Investment Trust	USD	U.S. Dollar

BLACKROCK SERIES FUND, INC.	MARCH 31, 2016	1

Schedule of Investments (continued)	BlackRock High Yield Portfolio

Corporate Bonds		Par (000)	Value
Capital Markets — 0.0%
E*TRADE Financial Corp., 0.00%, 8/31/19 (f)(g)	USD	1	$2,364
Chemicals — 0.7%
Chemours Co.:
6.63%, 5/15/23 (c)		15	12,225
7.00%, 5/15/25 (c)		25	20,000
Momentive Performance Materials, Inc.:
3.88%, 10/24/21		82	59,245
Escrow, 8.88%, 10/15/20 (a)(d)		82	—
Platform Specialty Products Corp.:
10.38%, 5/01/21 (c)		6	5,805
6.50%, 2/01/22 (c)		119	100,183
WR Grace & Co-Conn, 5.13%, 10/01/21 (c)		28	29,120

			226,578
Commercial Services & Supplies — 0.9%
Acosta, Inc., 7.75%, 10/01/22 (c)		65	60,287
ADT Corp., 3.50%, 7/15/22		14	12,110
Advanced Disposal Services, Inc., 8.25%, 10/01/20		33	33,657
Ceridian HCM Holding, Inc., 11.00%, 3/15/21 (c)		28	26,320
Laureate Education, Inc., 9.25%, 9/01/19 (c)		24	17,640
Mobile Mini, Inc., 7.88%, 12/01/20		50	51,625
Safway Group Holding LLC/Safway Finance Corp., 7.00%, 5/15/18 (c)		15	15,037
WaveDivision Escrow LLC/WaveDivision Escrow Corp., 8.13%, 9/01/20 (c)		62	61,225

			277,901
Communications Equipment — 1.7%
Alcatel-Lucent USA, Inc., 6.45%, 3/15/29		252	267,750
Blue Coat Holdings, Inc., 8.38%, 6/01/23 (c)		48	49,464
CommScope Technologies Finance LLC, 6.00%, 6/15/25 (c)		49	49,459
CommScope, Inc.:
4.38%, 6/15/20 (c)		42	43,155
5.50%, 6/15/24 (c)		48	48,480
Nokia OYJ:
5.38%, 5/15/19		10	10,700
6.63%, 5/15/39		67	69,680
Riverbed Technology, Inc., 8.88%, 3/01/23 (c)		31	30,845

			569,533
Construction & Engineering — 0.6%
AECOM, 5.88%, 10/15/24		44	45,320
Aldesa Financial Services SA, 7.25%, 4/01/21	EUR	100	88,756
Modular Space Corp., 10.25%, 1/31/19 (c)	USD	121	67,155

			201,231
Construction Materials — 0.0%
Vulcan Materials Co., 7.50%, 6/15/21		2	2,370
Consumer Finance — 1.6%
Ally Financial, Inc.:
5.13%, 9/30/24		53	54,193
4.63%, 3/30/25		44	43,395
8.00%, 11/01/31		292	332,880
DFC Finance Corp., 10.50%, 6/15/20 (c)		40	25,600
General Motors Financial Co., Inc., 5.25%, 3/01/26		38	39,745
Navient Corp.:
5.50%, 1/25/23		5	4,250
6.13%, 3/25/24		5	4,300
5.88%, 10/25/24		5	4,238

			508,601

Corporate Bonds		Par (000)	Value
Containers & Packaging — 2.5%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 6.00%, 6/30/21 (c)	USD	200	$190,000
Ball Corp.:
4.38%, 12/15/20		15	15,609
5.00%, 3/15/22		25	26,125
4.38%, 12/15/23	EUR	100	121,613
Beverage Packaging Holdings Luxembourg II SA:
5.63%, 12/15/16 (c)	USD	14	13,956
6.00%, 6/15/17 (c)		20	19,837
Crown European Holdings SA, 3.38%, 5/15/25	EUR	100	112,795
Reynolds Group Issuer, Inc.:
5.75%, 10/15/20	USD	92	94,415
6.88%, 2/15/21		100	103,500
Sealed Air Corp.:
4.88%, 12/01/22 (c)		21	21,840
5.13%, 12/01/24 (c)		74	76,775
6.88%, 7/15/33 (c)		35	37,013

			833,478
Distributors — 0.1%
American Tire Distributors, Inc., 10.25%, 3/01/22 (c)		34	30,600
Diversified Consumer Services — 0.2%
Service Corp. International, 5.38%, 5/15/24		72	76,140
Diversified Financial Services — 1.0%
MSCI, Inc., 5.75%, 8/15/25 (c)		28	29,470
Solera LLC/Solera Finance, Inc., 10.50%, 3/01/24 (c)		104	104,520
Virgin Media Secured Finance PLC, 5.25%, 1/15/26 (c)		200	200,000

			333,990
Diversified Telecommunication Services — 4.7%
CenturyLink, Inc., Series S, 6.45%, 6/15/21		15	15,197
Frontier Communications Corp.:
6.25%, 9/15/21		50	46,219
7.13%, 1/15/23		40	35,400
7.63%, 4/15/24		33	29,287
6.88%, 1/15/25		79	66,706
Intelsat Jackson Holdings SA:
7.25%, 10/15/20		64	41,280
5.50%, 8/01/23		71	42,777
8.00%, 2/15/24 (c)		81	83,430
Level 3 Financing, Inc.:
6.13%, 1/15/21		10	10,475
5.38%, 8/15/22		41	41,636
5.63%, 2/01/23		72	73,980
5.13%, 5/01/23		53	53,596
5.38%, 1/15/24 (c)		33	33,413
5.38%, 5/01/25		95	96,187
5.25%, 3/15/26 (c)		44	44,330
Telecom Italia Capital SA:
6.00%, 9/30/34		60	57,032
7.20%, 7/18/36		20	20,400
Telecom Italia SpA, 3.25%, 1/16/23	EUR	100	119,001
Telenet Finance III Luxembourg SCA, 6.63%, 2/15/21		100	117,773
Wind Acquisition Finance SA, 4.00%, 7/15/20		110	124,074
Zayo Group LLC/Zayo Capital, Inc.:
10.13%, 7/01/20	USD	139	148,730
6.00%, 4/01/23		134	133,748
6.38%, 5/15/25		50	48,875
6.38%, 5/15/25 (c)		55	53,768

			1,537,314

2	BLACKROCK SERIES FUND, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock High Yield Portfolio

Corporate Bonds		Par (000)	Value
Electric Utilities — 0.1%
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc.:
10.50% (10.50% Cash or 11.25% PIK), 11/01/16 (a)(d)(h)	USD	1,546	$46,380
Series A, 10.25%, 11/01/15 (a)(d)		9	293

			46,673
Electrical Equipment — 0.3%
GrafTech International Ltd., 6.38%, 11/15/20		17	10,157
Sensata Technologies BV:
5.63%, 11/01/24 (c)		47	48,880
5.00%, 10/01/25 (c)		48	48,360

			107,397
Electronic Equipment, Instruments & Components — 0.7%
CDW LLC/CDW Finance Corp.:
6.00%, 8/15/22		75	79,265
5.00%, 9/01/23		26	26,260
5.50%, 12/01/24		112	115,360

			220,885
Energy Equipment & Services — 0.7%
Transocean, Inc.:
3.00%, 10/15/17		35	33,250
6.00%, 3/15/18		50	47,000
6.50%, 11/15/20		15	10,500
Weatherford International LLC:
6.35%, 6/15/17		25	24,750
6.80%, 6/15/37		10	7,450
Weatherford International Ltd.:
6.00%, 3/15/18		40	38,600
5.13%, 9/15/20		22	18,810
4.50%, 4/15/22		4	3,210
6.50%, 8/01/36		10	7,300
7.00%, 3/15/38		13	9,555
5.95%, 4/15/42		22	15,290

			215,715
Food & Staples Retailing — 0.9%
Rite Aid Corp.:
9.25%, 3/15/20		20	21,025
6.75%, 6/15/21		37	39,081
6.13%, 4/01/23 (c)		165	174,900
7.70%, 2/15/27		43	51,600
U.S. Foods, Inc., 8.50%, 6/30/19		5	5,138

			291,744
Food Products — 0.9%
JBS USA LLC/JBS USA Finance, Inc., 5.75%, 6/15/25 (c)		27	23,625
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., 5.88%, 1/15/24 (c)		8	8,374
Post Holdings, Inc.:
6.75%, 12/01/21 (c)		23	24,236
7.38%, 2/15/22		18	19,035
7.75%, 3/15/24 (c)		82	89,995
8.00%, 7/15/25 (c)		52	57,720
Smithfield Foods, Inc., 5.88%, 8/01/21 (c)		11	11,385
TreeHouse Foods, Inc., 6.00%, 2/15/24 (c)		18	19,080
WhiteWave Foods Co., 5.38%, 10/01/22		25	26,906

			280,356
Health Care Equipment & Supplies — 0.8%
Alere, Inc.:
7.25%, 7/01/18		30	31,275
6.50%, 6/15/20		13	13,247
6.38%, 7/01/23 (c)		40	42,000

Corporate Bonds		Par (000)	Value
Health Care Equipment & Supplies (continued)
DJO Finco, Inc./DJO Finance LLC/DJO Finance Corp., 8.13%, 6/15/21 (c)	USD	101	$89,385
Hologic, Inc., 5.25%, 7/15/22 (c)		75	78,187
Kinetic Concepts, Inc./KCI USA, Inc., 7.88%, 2/15/21 (c)		13	13,747

			267,841
Health Care Providers & Services — 5.1%
Acadia Healthcare Co., Inc.:
5.13%, 7/01/22		25	25,250
5.63%, 2/15/23		46	46,690
6.50%, 3/01/24 (c)		8	8,320
Amsurg Corp., 5.63%, 7/15/22		113	116,390
Centene Corp., 4.75%, 5/15/22		46	46,460
Centene Escrow Corp.:
5.63%, 2/15/21 (c)		45	46,913
6.13%, 2/15/24 (c)		27	28,417
CHS/Community Health Systems, Inc., 6.88%, 2/01/22		37	33,393
DaVita HealthCare Partners, Inc.:
5.13%, 7/15/24		40	40,400
5.00%, 5/01/25		105	103,950
Envision Healthcare Corp., 5.13%, 7/01/22 (c)		55	55,825
ExamWorks Group, Inc., 5.63%, 4/15/23		35	35,700
Fresenius Medical Care U.S. Finance II, Inc.:
5.88%, 1/31/22 (c)		5	5,493
4.75%, 10/15/24 (c)		39	39,634
Fresenius U.S. Finance II, Inc., 4.50%, 1/15/23 (c)		19	19,285
HCA Holdings, Inc., 6.25%, 2/15/21		10	10,750
HCA, Inc.:
7.50%, 2/15/22		123	139,297
5.88%, 3/15/22		33	35,723
4.75%, 5/01/23		23	23,403
5.00%, 3/15/24		77	78,781
5.38%, 2/01/25		127	128,389
5.25%, 4/15/25		28	28,840
5.88%, 2/15/26		48	49,440
5.25%, 6/15/26		39	39,975
Series 1, 5.88%, 5/01/23		41	42,999
HealthSouth Corp.:
5.13%, 3/15/23		30	29,887
5.75%, 11/01/24		63	63,819
5.75%, 9/15/25		30	30,315
MEDNAX, Inc., 5.25%, 12/01/23 (c)		46	47,840
MPH Acquisition Holdings LLC, 6.63%, 4/01/22 (c)		25	26,000
Surgery Center Holdings, Inc., 8.88%, 4/15/21 (c)		15	15,000
Surgical Care Affiliates, Inc., 6.00%, 4/01/23 (c)		17	17,127
Tenet Healthcare Corp.:
4.75%, 6/01/20		40	41,000
4.50%, 4/01/21		16	16,080
4.38%, 10/01/21		3	3,008
8.13%, 4/01/22		75	77,156
6.75%, 6/15/23		33	31,597
Truven Health Analytics, Inc., 10.63%, 6/01/20		30	31,995
WellCare Health Plans, Inc., 5.75%, 11/15/20		21	21,735

			1,682,276
Hotels, Restaurants & Leisure — 3.9%
Aramark Services, Inc., 5.13%, 1/15/24 (c)		98	103,267
BC ULC/New Red Finance, Inc., 6.00%, 4/01/22 (c)		90	93,600

BLACKROCK SERIES FUND, INC.	MARCH 31, 2016	3

Schedule of Investments (continued)	BlackRock High Yield Portfolio

Corporate Bonds		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Boyd Gaming Corp.:
6.88%, 5/15/23	USD	72	$76,680
6.38%, 4/01/26 (c)		35	36,313
Caesars Entertainment Resort Properties LLC, 8.00%, 10/01/20		90	88,110
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.63%, 10/15/21		50	51,810
MGM Resorts International:
5.25%, 3/31/20		27	27,675
6.75%, 10/01/20		85	91,970
6.63%, 12/15/21		59	63,277
7.75%, 3/15/22		26	28,957
6.00%, 3/15/23		80	82,800
Pinnacle Entertainment, Inc., 6.38%, 8/01/21		75	79,500
Scientific Games International, Inc., 7.00%, 1/01/22 (c)		38	38,760
Six Flags Entertainment Corp., 5.25%, 1/15/21 (c)		40	41,100
Snai SpA, 7.63%, 6/15/18	EUR	100	116,476
Station Casinos LLC, 7.50%, 3/01/21	USD	93	98,464
Sterling Entertainment Enterprises LLC, 9.75%, 12/25/19 (c)		150	147,000
Yum! Brands, Inc., 3.75%, 11/01/21		12	11,400

			1,277,159
Household Durables — 1.1%
Beazer Homes USA, Inc., 6.63%, 4/15/18		9	9,158
CalAtlantic Group, Inc.:
6.63%, 5/01/20		6	6,525
8.38%, 1/15/21		93	108,113
Lennar Corp.:
4.50%, 11/15/19		18	18,720
4.75%, 4/01/21		27	27,337
4.75%, 11/15/22		24	24,060
4.88%, 12/15/23		34	34,000
PulteGroup, Inc.:
5.50%, 3/01/26		53	54,524
6.38%, 5/15/33		30	30,600
TRI Pointe Holdings, Inc.:
4.38%, 6/15/19		10	9,925
5.88%, 6/15/24		35	34,781

			357,743
Household Products — 0.5%
HRG Group, Inc., 7.88%, 7/15/19		26	27,420
Spectrum Brands, Inc.:
6.63%, 11/15/22		65	70,281
5.75%, 7/15/25		68	72,250

			169,951
Independent Power and Renewable Electricity Producers — 1.0%
AES Corp., 5.50%, 3/15/24		7	6,843
Calpine Corp.:
6.00%, 1/15/22 (c)		10	10,475
5.38%, 1/15/23		6	5,816
5.88%, 1/15/24 (c)		25	26,250
5.50%, 2/01/24		140	134,400
Dynegy, Inc., 6.75%, 11/01/19		65	64,675
NRG Energy, Inc.:
7.88%, 5/15/21		7	6,974
6.25%, 7/15/22		26	24,180
6.25%, 5/01/24		34	31,195
NRG Yield Operating LLC, 5.38%, 8/15/24		15	13,950

			324,758

Corporate Bonds		Par (000)	Value
Insurance — 0.5%
HUB International Ltd.:
9.25%, 2/15/21 (c)	USD	17	$17,637
7.88%, 10/01/21 (c)		79	77,815
Radian Group, Inc., 5.25%, 6/15/20		38	37,145
Wayne Merger Sub LLC, 8.25%, 8/01/23 (c)		23	22,885

			155,482
Internet & Catalog Retail — 0.1%
Netflix, Inc.:
5.50%, 2/15/22		40	41,878
5.88%, 2/15/25		5	5,263

			47,141
IT Services — 0.4%
Alliance Data Systems Corp., 5.38%, 8/01/22 (c)		35	32,813
Sabre GLBL, Inc.:
5.38%, 4/15/23 (c)		49	50,286
5.25%, 11/15/23 (c)		14	14,244
WEX, Inc., 4.75%, 2/01/23 (c)		50	44,000

			141,343
Life Sciences Tools & Services — 0.8%
Crimson Merger Sub, Inc., 6.63%, 5/15/22 (c)		85	63,431
DPx Holdings BV, 7.50%, 2/01/22 (c)		35	34,825
Jaguar Holding Co. II/Pharmaceutical Product Development LLC, 6.38%, 8/01/23 (c)		142	145,806
Sterigenics-Nordion Holdings LLC, 6.50%, 5/15/23 (c)		12	11,970

			256,032
Machinery — 0.6%
Gates Global LLC/Gates Global Co., 5.75%, 7/15/22	EUR	100	92,288
Schaeffler Holding Finance BV, 6.88% (6.88% Cash or 7.38% PIK), 8/15/18 (h)		100	117,847

			210,135
Media — 10.5%
Altice Luxembourg SA, 7.25%, 5/15/22		100	112,453
Altice U.S. Finance I Corp., 5.38%, 7/15/23 (c)	USD	200	205,375
AMC Networks, Inc.:
4.75%, 12/15/22		57	57,143
5.00%, 4/01/24		10	10,037
Cablevision Systems Corp., 7.75%, 4/15/18		10	10,406
CCO Holdings LLC/CCO Holdings Capital Corp.:
6.50%, 4/30/21		15	15,533
5.25%, 9/30/22		125	128,750
5.13%, 5/01/23 (c)		86	87,505
5.88%, 4/01/24 (c)		92	96,370
5.88%, 5/01/27 (c)		168	171,360
CCOH Safari LLC, 5.75%, 2/15/26 (c)		37	38,295
Cengage Learning Acquisitions, Inc., 0.00%, 4/15/20 (a)(d)(g)		166	—
Cequel Communications Holdings I LLC/Cequel Capital Corp.:
5.13%, 12/15/21 (c)		20	18,650
5.13%, 12/15/21 (c)		35	32,550
Clear Channel International BV, 8.75%, 12/15/20 (c)		55	56,787
Clear Channel Worldwide Holdings, Inc., 7.63%, 3/15/20		64	58,720
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/22		287	285,565
CSC Holdings LLC, 5.25%, 6/01/24		57	50,801

4	BLACKROCK SERIES FUND, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock High Yield Portfolio

Corporate Bonds		Par (000)	Value
Media (continued)
DISH DBS Corp.:
5.13%, 5/01/20	USD	14	$13,895
6.75%, 6/01/21		40	41,300
5.00%, 3/15/23		10	8,825
5.88%, 11/15/24		113	103,677
DreamWorks Animation SKG, Inc., 6.88%, 8/15/20 (c)		4	4,040
Gray Television, Inc., 7.50%, 10/01/20		16	16,880
iHeartCommunications, Inc.:
9.00%, 12/15/19		38	28,120
9.00%, 3/01/21		31	21,584
9.00%, 9/15/22		80	55,600
10.63%, 3/15/23		30	20,775
Lamar Media Corp., 5.75%, 2/01/26 (c)		37	38,850
Live Nation Entertainment, Inc., 7.00%, 9/01/20 (c)		23	24,093
MDC Partners, Inc.:
6.75%, 4/01/20 (c)		14	14,473
6.50%, 5/01/24 (c)		55	56,169
Midcontinent Communications & Midcontinent Finance Corp., 6.25%, 8/01/21 (c)		40	41,200
Neptune Finco Corp., 10.13%, 1/15/23 (c)		200	214,000
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 4/15/22 (c)		97	99,425
Numericable-SFR SAS, 6.00%, 5/15/22 (c)		400	390,000
Outfront Media Capital LLC/Outfront Media Capital Corp.:
5.25%, 2/15/22		30	30,750
5.63%, 2/15/24		22	22,907
5.88%, 3/15/25		5	5,213
Radio One, Inc., 7.38%, 4/15/22 (c)		10	9,000
RCN Telecom Services LLC/RCN Capital Corp., 8.50%, 8/15/20 (c)		30	30,000
Regal Entertainment Group, 5.75%, 2/01/25		18	18,090
Sirius XM Radio, Inc.:
4.25%, 5/15/20 (c)		20	20,325
4.63%, 5/15/23 (c)		10	9,838
6.00%, 7/15/24 (c)		35	36,837
TEGNA, Inc.:
4.88%, 9/15/21 (c)		40	41,200
5.50%, 9/15/24 (c)		5	5,150
Townsquare Media, Inc., 6.50%, 4/01/23 (c)		7	6,711
Trader Corp., 9.88%, 8/15/18 (c)		65	67,437
Tribune Media Co., 5.88%, 7/15/22 (c)		80	78,158
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 4.00%, 1/15/25	EUR	100	116,066
Univision Communications, Inc.:
8.50%, 5/15/21 (c)	USD	23	23,460
6.75%, 9/15/22 (c)		5	5,300
5.13%, 5/15/23 (c)		136	135,320
5.13%, 2/15/25 (c)		157	155,037

			3,446,005
Metals & Mining — 3.1%
Alcoa, Inc.:
5.13%, 10/01/24		84	79,669
5.90%, 2/01/27		2	1,900
6.75%, 1/15/28		7	6,823
5.95%, 2/01/37		3	2,550
ArcelorMittal, 6.13%, 6/01/18		44	44,440
Constellium NV, 8.00%, 1/15/23 (c)		250	207,187
First Quantum Minerals Ltd., 7.25%, 5/15/22 (c)		30	20,100

Corporate Bonds		Par (000)	Value
Metals & Mining (continued)
Freeport-McMoRan, Inc.:
2.30%, 11/14/17	USD	21	$19,373
2.38%, 3/15/18		197	174,345
3.10%, 3/15/20		20	15,000
3.55%, 3/01/22		25	17,437
5.40%, 11/14/34		8	4,900
5.45%, 3/15/43		91	55,737
Joseph T. Ryerson & Son, Inc., 9.00%, 10/15/17		20	17,200
Novelis, Inc.:
8.38%, 12/15/17		25	25,425
8.75%, 12/15/20		120	121,116
Steel Dynamics, Inc.:
5.13%, 10/01/21		35	35,350
5.25%, 4/15/23		42	42,105
5.50%, 10/01/24		8	8,100
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.38%, 2/01/20 (c)		22	15,290
Teck Resources Ltd.:
2.50%, 2/01/18		10	8,750
3.00%, 3/01/19		23	18,400
4.50%, 1/15/21		15	10,500
3.75%, 2/01/23		12	7,913
5.40%, 2/01/43		12	6,600
Wise Metals Group LLC/Wise Alloys Finance Corp., 8.75%, 12/15/18 (c)		57	50,160

			1,016,370
Multiline Retail — 0.9%
Dollar Tree, Inc.:
5.25%, 3/01/20 (c)		15	15,694
5.75%, 3/01/23 (c)		236	250,160
Family Dollar Stores, Inc., 5.00%, 2/01/21		36	37,904

			303,758
Oil, Gas & Consumable Fuels — 9.6%
Alberta Energy Co. Ltd., 7.38%, 11/01/31		9	7,930
Anadarko Finance Co., 7.50%, 5/01/31		11	11,911
Anadarko Petroleum Corp.:
3.45%, 7/15/24		36	32,059
6.45%, 9/15/36		16	15,977
California Resources Corp., 8.00%, 12/15/22 (c)		80	30,800
Carrizo Oil & Gas, Inc.:
7.50%, 9/15/20		11	10,257
6.25%, 4/15/23		30	26,437
Cenovus Energy, Inc.:
5.70%, 10/15/19		7	7,025
3.00%, 8/15/22		5	4,446
3.80%, 9/15/23		10	8,986
6.75%, 11/15/39		23	22,021
5.20%, 9/15/43		5	4,083
Concho Resources, Inc.:
6.50%, 1/15/22		7	6,983
5.50%, 10/01/22		13	12,773
5.50%, 4/01/23		37	36,260
CONSOL Energy, Inc.:
5.88%, 4/15/22		170	122,505
8.00%, 4/01/23		7	5,230
Continental Resources, Inc.:
5.00%, 9/15/22		43	37,061
4.50%, 4/15/23		41	34,286
3.80%, 6/01/24		85	67,150

BLACKROCK SERIES FUND, INC.	MARCH 31, 2016	5

Schedule of Investments (continued)	BlackRock High Yield Portfolio

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
4.90%, 6/01/44	USD	20	$14,900
CrownRock LP/CrownRock Finance, Inc.:
7.13%, 4/15/21 (c)		51	48,833
7.75%, 2/15/23 (c)		20	19,350
Denbury Resources, Inc.:
5.50%, 5/01/22		21	9,450
4.63%, 7/15/23		29	12,107
Diamondback Energy, Inc., 7.63%, 10/01/21		47	48,410
Encana Corp.:
3.90%, 11/15/21		19	16,649
6.50%, 8/15/34		34	28,900
6.63%, 8/15/37		19	16,019
6.50%, 2/01/38		42	35,254
5.15%, 11/15/41		35	26,381
Energy Transfer Equity LP:
7.50%, 10/15/20		16	15,400
5.88%, 1/15/24		79	67,545
5.50%, 6/01/27		45	36,113
Freeport-McMoRan Oil & Gas LLC/FCX Oil & Gas, Inc.:
6.50%, 11/15/20		18	14,400
6.63%, 5/01/21		20	15,900
Genesis Energy LP/Genesis Energy Finance Corp.:
5.75%, 2/15/21		9	8,100
6.75%, 8/01/22		10	9,250
6.00%, 5/15/23		7	6,160
Gulfport Energy Corp.:
7.75%, 11/01/20		44	44,000
6.63%, 5/01/23		3	2,790
Hilcorp Energy I LP/Hilcorp Finance Co., 5.00%, 12/01/24 (c)		30	25,275
Kerr-McGee Corp., 7.88%, 9/15/31		7	7,647
Marathon Oil Corp., 5.20%, 6/01/45		40	27,932
MEG Energy Corp.:
6.50%, 3/15/21 (c)		53	31,999
6.38%, 1/30/23 (c)		48	28,320
7.00%, 3/31/24 (c)		184	108,560
Memorial Production Partners LP/Memorial Production Finance Corp.:
7.63%, 5/01/21		16	4,480
6.88%, 8/01/22		32	8,640
Memorial Resource Development Corp., 5.88%, 7/01/22		62	52,390
Newfield Exploration Co., 5.63%, 7/01/24		16	15,000
NGPL PipeCo LLC:
7.12%, 12/15/17 (c)		55	53,144
9.63%, 6/01/19 (c)		25	24,500
7.77%, 12/15/37 (c)		32	26,240
Oasis Petroleum, Inc.:
6.50%, 11/01/21		40	29,600
6.88%, 3/15/22		52	38,480
ONEOK, Inc.:
4.25%, 2/01/22		10	8,300
7.50%, 9/01/23		20	19,450
Parsley Energy LLC/Parsley Finance Corp., 7.50%, 2/15/22 (c)		23	22,885
QEP Resources, Inc.:
6.88%, 3/01/21		8	7,340
5.38%, 10/01/22		25	21,937
5.25%, 5/01/23		55	47,850
Range Resources Corp.:
5.00%, 3/15/23		35	29,663
4.88%, 5/15/25 (c)		5	4,375
Rockies Express Pipeline LLC:
6.85%, 7/15/18 (c)		5	4,988

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
6.00%, 1/15/19 (c)	USD	60	$58,500
6.88%, 4/15/40 (c)		53	44,520
RSP Permian, Inc., 6.63%, 10/01/22		40	39,400
Sabine Pass Liquefaction LLC:
5.63%, 4/15/23		177	168,150
5.75%, 5/15/24		300	286,500
5.63%, 3/01/25		96	91,560
Sabine Pass LNG LP, 6.50%, 11/01/20		40	41,950
Sanchez Energy Corp.:
7.75%, 6/15/21		5	2,938
6.13%, 1/15/23		96	51,840
Seven Generations Energy Ltd.:
8.25%, 5/15/20 (c)		121	121,303
6.75%, 5/01/23 (c)		24	22,620
SM Energy Co.:
6.13%, 11/15/22		40	29,160
6.50%, 1/01/23		6	4,230
5.00%, 1/15/24		25	17,305
Southern Star Central Corp., 5.13%, 7/15/22 (c)		13	11,960
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.88%, 2/01/21		10	9,800
6.38%, 8/01/22		10	9,650
5.25%, 5/01/23		2	1,845
6.75%, 3/15/24 (c)		6	5,895
Tesoro Logistics LP/Tesoro Logistics Finance Corp., 6.25%, 10/15/22 (c)		60	59,400
Whiting Petroleum Corp.:
5.00%, 3/15/19		8	5,540
1.25%, 4/01/20 (c)(f)		151	87,863
5.75%, 3/15/21		25	16,625
Series B, 5.00%, 3/15/19 (f)		8	6,715
Series C, 5.75%, 3/15/21 (f)		218	178,624
Series D, 6.25%, 4/01/23 (f)		49	40,517
Williams Cos., Inc.:
3.70%, 1/15/23		12	8,970
4.55%, 6/24/24		49	37,240
WPX Energy, Inc.:
5.25%, 1/15/17		10	9,850
7.50%, 8/01/20		10	7,800
6.00%, 1/15/22		10	7,300
8.25%, 8/01/23		20	15,500

			3,150,156
Paper & Forest Products — 0.1%
Norbord, Inc., 6.25%, 4/15/23 (c)		20	19,700
PH Glatfelter Co., 5.38%, 10/15/20		8	7,880
Unifrax I LLC/Unifrax Holding Co., 7.50%, 2/15/19 (c)		32	19,760

			47,340
Pharmaceuticals — 1.9%
Capsugel SA, 7.00% (7.00% Cash or 7.75% PIK), 5/15/19 (c)(h)		22	22,110
Concordia Healthcare Corp., 7.00%, 4/15/23 (c)		12	10,290
Endo Finance LLC/Endo Finco, Inc., 7.75%, 1/15/22 (c)		5	5,100
Endo Ltd./Endo Finance LLC/Endo Finco, Inc., 6.00%, 2/01/25 (c)		200	187,500
Mallinckrodt International Finance SA/Mallinckrodt CB LLC:
4.88%, 4/15/20 (c)		9	8,433
5.75%, 8/01/22 (c)		5	4,606
Prestige Brands, Inc., 6.38%, 3/01/24 (c)		17	17,723

6	BLACKROCK SERIES FUND, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock High Yield Portfolio

Corporate Bonds		Par (000)	Value
Pharmaceuticals (continued)
Valeant Pharmaceuticals International, Inc.:
6.75%, 8/15/18 (c)	USD	4	$3,630
5.38%, 3/15/20 (c)		153	124,695
7.00%, 10/01/20 (c)		60	50,400
6.38%, 10/15/20 (c)		43	35,690
7.50%, 7/15/21 (c)		78	64,983
5.63%, 12/01/21 (c)		28	22,050
5.50%, 3/01/23 (c)		6	4,718
5.88%, 5/15/23 (c)		88	68,970
6.13%, 4/15/25 (c)		6	4,620

			635,518
Real Estate Investment Trusts (REITs) — 1.2%
Communications Sales & Leasing, Inc./CSL Capital LLC, 8.25%, 10/15/23		36	33,300
Corrections Corp. of America, 4.63%, 5/01/23		5	5,050
Crown Castle International Corp.:
4.88%, 4/15/22		18	19,264
5.25%, 1/15/23		21	22,654
Equinix, Inc., 5.88%, 1/15/26		47	49,561
ESH Hospitality, Inc., 5.25%, 5/01/25 (c)		76	73,910
FelCor Lodging LP:
5.63%, 3/01/23		8	8,160
6.00%, 6/01/25		19	19,617
GEO Group, Inc., 5.88%, 10/15/24		50	50,437
GLP Capital LP/GLP Financing II, Inc., 4.38%, 11/01/18		20	20,550
Iron Mountain, Inc., 6.00%, 10/01/20 (c)		45	47,419
RHP Hotel Properties LP/RHP Finance Corp., 5.00%, 4/15/21		42	43,050

			392,972
Real Estate Management & Development — 0.6%
Crescent Resources LLC/Crescent Ventures, Inc., 10.25%, 8/15/17 (c)		18	17,820
Realogy Group LLC/Realogy Co-Issuer Corp.:
4.50%, 4/15/19 (c)		10	10,275
5.25%, 12/01/21 (c)		162	167,265
Tropicana Entertainment LLC/Tropicana Finance Corp., 9.63%, 12/15/14 (a)(d)		15	—

			195,360
Road & Rail — 0.9%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
5.13%, 6/01/22 (c)		10	9,469
5.25%, 3/15/25 (c)		96	87,840
Florida East Coast Holdings Corp., 6.75%, 5/01/19 (c)		41	41,000
Hertz Corp.:
6.75%, 4/15/19		25	25,362
7.38%, 1/15/21		55	56,100
JCH Parent, Inc., 10.50% (10.50% Cash or 11.25% PIK), 3/15/19 (c)(h)		107	54,448
Watco Cos. LLC/Watco Finance Corp., 6.38%, 4/01/23 (c)		34	33,150

			307,369
Semiconductors & Semiconductor Equipment — 0.1%
Advanced Micro Devices, Inc., 7.50%, 8/15/22		10	6,850
Micron Technology, Inc., 5.25%, 1/15/24 (c)		20	16,100

			22,950
Software — 3.4%
Ensemble S Merger Sub, Inc., 9.00%, 9/30/23 (c)		21	20,580
First Data Corp.:
5.38%, 8/15/23 (c)		81	83,025

Corporate Bonds		Par (000)	Value
Software (continued)
7.00%, 12/01/23 (c)	USD	367	$370,670
5.00%, 1/15/24 (c)		105	105,131
5.75%, 1/15/24 (c)		247	246,975
Infinity Acquisition LLC/Infinity Acquisition Finance Corp., 7.25%, 8/01/22 (c)		2	1,720
Infor Software Parent LLC/Infor Software Parent, Inc., 7.13% (7.13% Cash or 7.88% PIK), 5/01/21 (c)(h)		56	41,860
Infor U.S., Inc., 6.50%, 5/15/22		102	92,820
Informatica LLC, 7.13%, 7/15/23 (c)		62	59,830
Nuance Communications, Inc., 5.38%, 8/15/20 (c)		40	40,575
SS&C Technologies Holdings, Inc., 5.88%, 7/15/23 (c)		62	64,015

			1,127,201
Specialty Retail — 1.2%
Asbury Automotive Group, Inc., 6.00%, 12/15/24		64	64,640
L Brands, Inc., 6.88%, 11/01/35		95	103,094
Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/21 (c)		79	67,940
Party City Holdings, Inc., 6.13%, 8/15/23 (c)		12	12,270
Penske Automotive Group, Inc.:
5.75%, 10/01/22		59	60,180
5.38%, 12/01/24		11	10,917
Sally Holdings LLC/Sally Capital, Inc.:
5.75%, 6/01/22		20	20,925
5.50%, 11/01/23		27	28,215
Sonic Automotive, Inc., 5.00%, 5/15/23		13	12,805

			380,986
Technology Hardware, Storage & Peripherals — 0.2%
Western Digital Corp.:
7.38%, 4/01/23 (c)		31	31,659
10.50%, 4/01/24 (c)		37	37,093

			68,752
Textiles, Apparel & Luxury Goods — 0.3%
Levi Strauss & Co.:
6.88%, 5/01/22		20	21,600
5.00%, 5/01/25		20	20,200
Springs Industries, Inc., 6.25%, 6/01/21		44	44,220

			86,020
Thrifts & Mortgage Finance — 0.6%
Jefferies Finance LLC/JFIN Co-Issuer Corp., 7.38%, 4/01/20 (c)		200	173,000
Rialto Holdings LLC/Rialto Corp., 7.00%, 12/01/18 (c)		30	29,475

			202,475
Trading Companies & Distributors — 3.6%
Aircastle Ltd.:
6.25%, 12/01/19		5	5,431
7.63%, 4/15/20		4	4,520
5.13%, 3/15/21		27	28,114
5.50%, 2/15/22		45	46,940
5.00%, 4/01/23		10	10,050
American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/23 (c)		58	60,320
Beacon Roofing Supply, Inc., 6.38%, 10/01/23 (c)		26	27,560
HD Supply, Inc.:
7.50%, 7/15/20		171	181,474
5.25%, 12/15/21 (c)		273	286,650
5.75%, 4/15/24 (c)		75	77,063

BLACKROCK SERIES FUND, INC.	MARCH 31, 2016	7

Schedule of Investments (continued)	BlackRock High Yield Portfolio

Corporate Bonds		Par (000)	Value
Trading Companies & Distributors (continued)
International Lease Finance Corp.:
8.25%, 12/15/20	USD	160	$186,800
4.63%, 4/15/21		17	17,425
5.88%, 8/15/22		120	130,200
United Rentals North America, Inc.:
8.25%, 2/01/21		37	38,665
5.75%, 11/15/24		50	50,000
5.50%, 7/15/25		22	21,885

			1,173,097
Wireless Telecommunication Services — 2.5%
SBA Communications Corp.:
5.63%, 10/01/19		10	10,437
4.88%, 7/15/22		88	89,100
Sprint Capital Corp.:
6.90%, 5/01/19		25	21,687
6.88%, 11/15/28		190	138,700
8.75%, 3/15/32		12	9,390
Sprint Communications, Inc.:
9.00%, 11/15/18 (c)		222	232,545
7.00%, 8/15/20		25	19,875
Sprint Corp.:
7.25%, 9/15/21		33	25,204
7.13%, 6/15/24		36	26,730
T-Mobile USA, Inc.:
6.63%, 11/15/20		10	10,325
6.63%, 4/28/21		22	22,990
6.13%, 1/15/22		10	10,325
6.73%, 4/28/22		25	26,120
6.00%, 3/01/23		28	28,595
6.84%, 4/28/23		10	10,550
6.50%, 1/15/24		75	78,000
6.50%, 1/15/26		58	60,247

			820,820
Total Corporate Bonds — 80.7%			26,480,502

Floating Rate Loan Interests (e)
Air Freight & Logistics — 0.3%
Ceva Group PLC (FKA Louis No.1 PLC/TNT Logistics), Pre-Funded L/C Loan, 6.50%, 3/19/21		33	27,231
Ceva Intercompany BV, Dutch BV Term Loan, 6.50%, 3/19/21		34	28,142
Ceva Logistics Canada ULC (FKA TNT Canada ULC), Canadian Term Loan, 6.50%, 3/19/21		6	4,852
Ceva Logistics U.S. Holdings, Inc. (FKA Louis U.S. Holdco, Inc.), U.S. Term Loan, 6.50%, 3/19/21		47	38,817

			99,042
Airlines — 0.2%
Air Medical Group Holdings, Inc., Initial Term Loan, 4.25%, 4/28/22		30	29,003
Northwest Airlines, Inc.:
B757-300, 2.13%, 3/10/17		8	7,275
B757-300, 2.75%, 3/10/17		5	5,060
Loan B757-200, 2.13%, 9/10/18		8	7,679
Loan B757-200, 2.13%, 9/10/18		8	7,275
Loan B757-300, 2.75%, 3/10/17		5	4,840

			61,132
Chemicals — 0.6%
Ascend Performance Materials Operations LLC, Term B Loan, 6.75%, 4/10/18		187	170,867

Floating Rate Loan Interests (e)		Par (000)	Value
Chemicals (continued)
MacDermid, Inc. (Platform Specialty Products Corp.), Tranche B-3 Term Loan, 5.50%, 6/07/20	USD	21	$20,161

			191,028
Commercial Services & Supplies — 0.1%
KAR Auction Services, Inc., Tranche B-3 Term Loan, 4.25%, 3/09/23		20	20,042
Communications Equipment — 0.1%
Blue Coat Holdings, Inc., Initial Term Loan, 4.50%, 5/20/22		11	10,780
Commscope, Inc., Tranche 5 Term Loan (2015), 3.75%-3.83%, 12/29/22		18	17,729

			28,509
Construction & Engineering — 0.2%
Brand Energy & Infrastructure Services, Inc. (FKA FR Brand Acquisition Corp.), Initial Term Loan, 4.75%, 11/26/20		45	43,110
CNT Holdings III Corp., Term Loan (First Lien), 5.25%, 1/22/23		23	23,000

			66,110
Diversified Consumer Services — 0.0%
Houghton Mifflin Harcourt Co., Term Loan, 4.00%, 5/28/21		15	14,485
Diversified Financial Services — 0.1%
Solera LLC (Solera Finance, Inc.), Dollar Term Loan, 5.75%, 2/28/23		48	47,906
Diversified Telecommunication Services — 0.5%
Intelsat Jackson Holdings SA, Tranche B-2 Term Loan, 3.75%, 6/30/19		20	19,010
New LightSquared LLC, Loan, 9.75%, 6/15/20		153	135,223

			154,233
Electric Utilities — 0.5%
Energy Future Intermediate Holding Co. LLC (EFIH Finance, Inc.), Term Loan, 4.25%, 12/19/16		48	48,113
Texas Competitive Electric Holdings Co. LLC (TXU), DIP Term Loan, 3.75%, 11/07/16		121	120,730

			168,843
Food & Staples Retailing — 0.2%
U.S. Foods, Inc. (AKA U.S. Foodservice, Inc.), Incremental Term Loan, 4.50%, 3/31/19		55	54,374
Health Care Equipment & Supplies — 0.2%
Alere, Inc. (FKA IM U.S. Holdings LLC), B Term Loan, 4.25%, 6/20/22		14	13,774
DJO Finance LLC, Initial Term Loan, 3.25%-4.25%, 6/08/20		27	26,214
Immucor, Inc. (FKA IVD Acquisition Corp.), Term B-2 Loan, 3.75%-5.00%, 8/19/18		30	28,776

			68,764
Health Care Providers & Services — 0.2%
Envision Healthcare Corp. (FKA Emergency Medical Services Corp.), Tranche B-2 Term Loan, 4.50%, 10/28/22		24	23,927
Surgery Center Holdings, Inc., Initial Term Loan (First Lien), 5.25%, 11/03/20		19	19,118
Vizient, Inc., Initial Term Loan, 6.25%, 2/13/23		28	28,163

			71,208
Hotels, Restaurants & Leisure — 0.9%
Amaya Holdings BV:

8	BLACKROCK SERIES FUND, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock High Yield Portfolio

Floating Rate Loan Interests (e)		Par (000)	Value
Hotels, Restaurants & Leisure (continued)
Initial Term B Loan (First Lien), 5.00%, 8/01/21	USD	63	$57,785
Initial Term B Loan (Second Lien), 8.00%, 8/01/22		23	21,816
Caesars Entertainment Resort Properties LLC, Term B Loan, 7.00%, 10/11/20		216	198,485
Station Casinos LLC, B Term Loan, 4.25%, 3/02/20		19	18,444

			296,530
Insurance — 0.1%
AssuredPartners, Inc., First Lien Term Loan, 5.75%, 10/21/22		22	21,780
Life Sciences Tools & Services — 0.3%
DPx Holdings BV (FKA JLL/Delta Dutch Newco BV), 2015 Incremental Dollar Term Loan, 3.25%-4.25%, 3/11/21		25	24,080
Jaguar Holding Co. I (AKA Pharmaceutical Product Development, Inc.), Initial Term Loan, 3.25%-4.25%, 8/18/22		65	63,882
Sterigenics-Nordion Holdings LLC, Initial Term Loan, 4.25%, 5/16/22		11	10,974

			98,936
Machinery — 0.3%
Accudyne Industries Borrower SCA/Accudyne Industries LLC (AKA Hamilton Sundstrand), Refinancing Term Loan, 4.00%, 12/13/19		70	60,911
Gates Global LLC, Initial Dollar Term Loan, 3.25%-4.25%, 7/06/21		45	42,610

			103,521
Media — 0.6%
Advantage Sales & Marketing, Inc.:
Initial Term Loan (First Lien), 4.25%, 7/23/21		34	33,818
Term Loan (Second Lien), 7.50%, 7/25/22		19	16,814
Cengage Learning Acquisitions, Inc. (FKA TL Acquisitions, Inc.):
Term Loan, 7.00%, 3/31/20		82	81,616
Term Loan, 0.00%, 6/30/16 (a)(d)		20	—
iHeartCommunications, Inc. (FKA Clear Channel Communications, Inc.), Tranche D Term Loan, 6.75%-7.18%, 1/30/19		71	48,987
Univision Communications, Inc., Replacement First-Lien Term Loan (C-4), 3.00%-4.00%, 3/01/20		14	13,757

			194,992
Metals & Mining — 0.4%
FMG Resources (August 2006) Pty Ltd. (FMG America Finance, Inc.), Loan, 3.25%-4.25%, 6/30/19		86	72,600
Novelis, Inc., Initial Term Loan, 4.00%, 6/02/22		26	25,128
Reynolds Group Holdings, Inc., Incremental U.S. Term Loan, 3.50%-4.50%, 12/01/18		25	25,000

			122,728
Oil, Gas & Consumable Fuels — 0.1%
CITGO Holding, Inc., Term Loan, 9.50%, 5/12/18		24	24,021
MEG Energy Corp., New Term Loan, 3.75%, 3/31/20		11	8,916

			32,937

Floating Rate Loan Interests (e)		Par (000)	Value
Pharmaceuticals — 0.3%
Capsugel Holdings U.S., Inc., Initial Term Loan, 3.50%, 8/01/18	USD	35	$34,448
Valeant Pharmaceuticals International, Inc.:
Series C-2 Tranche B Term Loan, 5.50%, 12/11/19		13	12,042
Series E-1 Tranche B Term Loan, 3.00%-3.75%, 8/05/20		41	38,343
Series F-1 Tranche B Term Loan, 3.25%-4.00%, 4/01/22		34	32,396

			117,229
Real Estate Management & Development — 0.0%
Realogy Group LLC (FKA Realogy Corp.), Extended Synthetic Commitment, 0.28%-4.40%, 10/10/16		6	5,686
Road & Rail — 0.2%
Hertz Corp., Tranche B-2 Term Loan, 3.00%, 3/11/18		61	60,552
Semiconductors & Semiconductor Equipment — 0.5%
Avago Technologies Cayman Holdings Ltd., Term B-1 Dollar Loan, 4.25%, 2/01/23		97	96,460
Microsemi Corp., Closing Date Term B Loan, 5.25%, 1/15/23		11	11,161
NXP BV (NXP Funding LLC), Tranche B Loan, 3.75%, 12/07/20		32	31,566
ON Semiconductor Corp., Term Loan B, 4.50%, 3/31/23		34	34,011

			173,198
Software — 0.7%
Epicor Software Corporation (FKA Eagle Parent, Inc.), Term B Loan, 3.75%-4.75%, 6/01/22		20	19,042
First Data Corp., 2018 New Dollar Term Loan, 3.93%, 3/23/18		93	92,660
Informatica Corp., Dollar Term Loan, 4.50%, 8/05/22		33	32,178
Kronos, Inc., Initial Term Loan (Second Lien), 9.75%, 4/30/20		90	89,206

			233,086
Total Floating Rate Loan Interests — 7.6%			2,506,851

Foreign Agency Obligations
Chemicals — 0.1%
NOVA Chemicals Corp., 5.25%, 8/01/23 (c)		23	22,483

Investment Companies		Shares
SPDR Barclays High Yield Bond ETF		8,800	301,400
SPDR S&P Oil & Gas Exploration & Production ETF		3,300	100,155
Total Investment Companies — 1.2%			401,555

BLACKROCK SERIES FUND, INC.	MARCH 31, 2016	9

Schedule of Investments (continued)	BlackRock High Yield Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)		Value
Commercial Mortgage-Backed Securities — 0.4%
Hilton USA Trust, Series 2013-HLT, Class EFX, 5.22%, 11/05/30 (c)(e)	USD	113		$113,665

Other Interests (i)	Beneficial Interest (000)
Auto Components — 0.0%
Lear Corp., Escrow (a)(d)		150		—
Lear Corp., Escrow (a)(d)		100		—

				—
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (a)(d)		110		7,942
Lehman Brothers Holdings Capital Trust VII Escrow Bonds (a)(d)		30		2,166

				10,108
Household Durables — 0.2%
Stanley-Martin, Class B Membership Units (a)		—	(j)	63,750
Total Other Interests — 0.2%				73,858

Preferred Securities
Capital Trusts		Par (000)
Banks — 2.3%
Bank of America Corp.:
Series AA, 6.10% (e)(k)	USD	21		20,685
Series DD, 6.30% (e)(k)		25		25,750
Series V, 5.13% (e)(k)		45		42,525
Series X, 6.25% (e)(k)		126		123,480
Series Z, 6.50% (e)(k)		48		49,546
Citigroup, Inc.:
5.95% (e)(k)		75		72,258
Series N, 5.80% (e)(k)		40		38,260
Series P, 5.95% (e)(k)		65		62,563
Series R, 6.13% (e)(k)		23		23,057
JPMorgan Chase & Co.:
Series 1, 7.90% (e)(k)		40		40,000
Series V, 5.00% (e)(k)		65		62,075
Series Z, 5.30% (e)(k)		59		59,147
Wells Fargo & Co.:
Series S, 5.90% (e)(k)		25		25,336
Series U, 5.88% (e)(k)		94		100,373

				745,055
Capital Markets — 0.4%
Goldman Sachs Group, Inc., Series L, 5.70% (e)(k)		85		83,087
Morgan Stanley:
Series H, 5.45% (e)(k)		27		25,515
Series J, 5.55% (e)(k)		10		9,857

				118,459
Wireless Telecommunication Services — 0.3%
Telefonica Europe BV, 4.20% (e)(k)	EUR	100		113,506
Total Capital Trusts — 3.0%				977,020

Preferred Stocks	Shares	Value
Consumer Finance — 0.0%
Ally Financial, Inc., Series A, 8.50% (e)	536	$13,647
Diversified Financial Services — 0.2%
RBS Capital Funding Trust VI, Series F, 6.25%	2,075	50,174
Total Preferred Stocks — 0.2%		63,821

Trust Preferreds
Consumer Finance — 0.6%
GMAC Capital Trust I, Series 2, 6.40%, 2/15/40 (e)	8,676	212,649
Diversified Financial Services — 0.2%
RBS Capital Funding Trust VII, Series G, 6.08% (k)	2,668	64,352
Total Trust Preferreds — 0.8%		277,001
Total Preferred Securities — 4.0%		1,317,842
Total Long-Term Investments (Cost — $33,688,822) — 98.1%		32,185,650

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.37% (l)(m)	346,810	346,810
Total Short-Term Securities (Cost — $346,810) — 1.1%		346,810

Options Purchased
(Cost — $2,111) — 0.0%		570
Total Investments Before Options Written (Cost — $34,037,743*) — 99.2%		32,533,030

Options Written
(Premiums Received — $ 255) — (0.0)%		(180)
Total Investments Net of Options Written — 99.2%		32,532,850
Other Assets Less Liabilities — 0.8%		262,354

Net Assets — 100.0%		$32,795,204

10	BLACKROCK SERIES FUND, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock High Yield Portfolio

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$34,113,011

Gross unrealized appreciation	$564,984
Gross unrealized depreciation	(2,144,965)

Net unrealized depreciation	$(1,579,981)

(a)	Non-income producing security.

(b)	Restricted security as to resale, excluding 144A securities. As of period end, the Fund held restricted securities with a current value of $195 and an original cost of $195 which was 0.0% of its net assets.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Issuer filed for bankruptcy and/or is in default of interest payments.

(e)	Variable rate security. Rate as of period end.

(f)	Convertible security.

(g)	Zero-coupon bond.

(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.

(i)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(j)	Amount is less than $500.

(k)	Perpetual security with no stated maturity date.

(l)	During the period ended March 31, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2015	Shares Purchased	Shares Sold	Shares Held at December 31, 2015	Value Held at March 31, 2016	Income	Realized Gain
BlackRock Liquidity Funds, TempFund, Institutional Class	1,971,388	—	(1,624,578)[1]	346,810	$346,810	$1,171	—
iShares iBoxx $ High Yield Corporate Bond ETF	—	2,754	(2,754)	—	—	418	$5,835
Total						$1,589	$5,835

[1]	Represents net shares sold.

(m)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

      Futures Contract

Contracts Short	Issue	Expiration		Notional Value	Unrealized Appreciation (Depreciation)
(1)	Euro-Bobl	June 2016	USD	149,179	$ 431
(2)	Euro-Bund	June 2016	USD	371,684	(798)
(3)	Russell 2000 Mini Index	June 2016	USD	332,880	(8,513)
(9)	S&P 500 E-Mini Index	June 2016	USD	923,175	(17,248)
Total					$(26,128)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	356,573	CAD	483,000	Westpac Banking Corp.	4/05/16	$(15,325)
USD	1,324,037	EUR	1,215,000	Morgan Stanley & Co. International PLC	4/05/16	(58,719)
USD	107,535	EUR	99,000	Morgan Stanley & Co. International PLC	4/05/16	(5,134)
USD	373,432	CAD	483,000	Westpac Banking Corp.	5/04/16	1,519
USD	1,498,197	EUR	1,314,000	Morgan Stanley & Co. International PLC	5/04/16	1,465
Total						$(76,194)

BLACKROCK SERIES FUND, INC.	MARCH 31, 2016	11

Schedule of Investments (continued)	BlackRock High Yield Portfolio

      Exchange-Traded Options Purchased

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Consumer Staples Select Sector SPDR ETF	Put	4/15/16	USD	51.50	60	$570

Exchange-Traded Options Written
Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Consumer Staples Select Sector SPDR ETF	Put	4/15/2016	USD	49.00	60	$(180)

Centrally Cleared Credit Default Swaps — Sell Protection
Index	Receive Fixed Rate	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Unrealized Appreciation
CDX.NA.HY Series 25 Version 1	5.00%	12/20/20	B+	USD	734	$25,694

[1]	Using S&P’s rating of the issuer.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]:
Common Stocks	$828,367	$440,332	$195	$1,268,894
Corporate Bonds	—	26,268,856	211,646	26,480,502
Floating Rate Loan Interests	—	2,463,748	43,103	2,506,851
Foreign Agency Obligations	—	22,483	—	22,483
Investment Companies	401,555	—	—	401,555
Non-Agency Mortgage-Backed Securities	—	113,665	—	113,665
Other Interests	—	—	73,858	73,858
Preferred Securities	340,822	977,020	—	1,317,842
Short-Term Securities	346,810	—	—	346,810
Options Purchased:
Equity Contracts	570	—	—	570

Total	$1,918,124	$30,286,104	$328,802	$32,533,030

[1]	See above Schedule of Investments for values in each industry.

12	BLACKROCK SERIES FUND, INC.	MARCH 31, 2016

Schedule of Investments (concluded)	BlackRock High Yield Portfolio

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$25,694	—	$25,694
Foreign currency exchange contracts	—	2,984	—	2,984
Interest rate contracts	$431	—	—	431
Liabilities:
Equity contracts	(25,941)	—	—	(25,941)
Foreign currency exchange contracts	—	(79,178)	—	(79,178)
Interest rate contracts	(798)	—	—	(798)

Total	$(26,308)	$(50,500)	—	$(76,808)

[1]    Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$66,800	—	—	$66,800
Cash pledged for centrally cleared swaps	49,190	—	—	49,190
Liabilities:
Bank overdraft	—	$(12,952)	—	(12,952)

Total	$115,990	(12,952)	—	$103,038

During the period ended March 31, 2016, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Other Interests	Total
Assets:
Opening Balance, as of December 31, 2015	$195	$220,758	$ 72,220	$71,588	$364,761
Transfers into Level 3	—	—	—	10,325	10,325
Transfers out of Level 3	—	—	(19,915)	—	(19,915)
Accrued discounts/premiums	—	—	207	—	207
Net realized gain (loss)	—	—	291	—	291
Net change in unrealized appreciation (depreciation)[2]	—	(1,500)	(89)	(8,055)	(9,644)
Purchases	—	—	—	—	—
Sales	—	(7,612)	(9,611)	—	(17,223)

Closing Balance, as of March 31, 2016	$195	$211,646	$ 43,103	$73,858	$328,802

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2016[2]	—	$ (1,500)	$ (89)	$ (8,055)	$ (9,644)

[2]    Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2016 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2016	13

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock Large Cap Core Portfolio
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 1.3%
Raytheon Co.	17,330	$2,125,178
Air Freight & Logistics — 0.7%
FedEx Corp.	6,950	1,130,904
Airlines — 2.9%
Delta Air Lines, Inc.	30,500	1,484,740
Southwest Airlines Co.	58,400	2,616,320
United Continental Holdings, Inc. (a)	9,970	596,804

		4,697,864
Auto Components — 2.2%
Goodyear Tire & Rubber Co.	30,900	1,019,082
Lear Corp.	23,423	2,603,935

		3,623,017
Banks — 10.4%
Bank of America Corp.	309,739	4,187,671
Citigroup, Inc.	45,493	1,899,333
JPMorgan Chase & Co.	87,165	5,161,911
SunTrust Banks, Inc.	48,230	1,740,138
U.S. Bancorp	93,765	3,805,921

		16,794,974
Beverages — 1.6%
Dr Pepper Snapple Group, Inc.	20,500	1,833,110
Molson Coors Brewing Co., Class B	7,400	711,732

		2,544,842
Biotechnology — 3.6%
Amgen, Inc.	20,980	3,145,531
Gilead Sciences, Inc.	29,160	2,678,638

		5,824,169
Building Products — 0.6%
Owens Corning	19,300	912,504
Capital Markets — 1.7%
Goldman Sachs Group, Inc.	17,670	2,773,837
Chemicals — 1.5%
Dow Chemical Co.	20,700	1,052,802
Eastman Chemical Co.	19,570	1,413,541

		2,466,343
Communications Equipment — 3.0%
Brocade Communications Systems, Inc.	78,956	835,354
Cisco Systems, Inc.	140,450	3,998,611

		4,833,965
Construction & Engineering — 0.2%
EMCOR Group, Inc.	6,900	335,340
Consumer Finance — 0.8%
SLM Corp. (a)	201,264	1,280,039
Containers & Packaging — 1.2%
Avery Dennison Corp.	11,100	800,421
Packaging Corp. of America	20,041	1,210,476

		2,010,897
Electronic Equipment, Instruments & Components — 0.7%
CDW Corp.	26,060	1,081,490

Common Stocks	Shares	Value
Energy Equipment & Services — 0.5%
Schlumberger Ltd.	7,230	$533,213
Weatherford International PLC (a)	32,450	252,461

		785,674
Food & Staples Retailing — 3.0%
CVS Health Corp.	45,875	4,758,614
Food Products — 1.3%
Pilgrim’s Pride Corp.	13,900	353,060
Tyson Foods, Inc., Class A	26,470	1,764,490

		2,117,550
Health Care Providers & Services — 9.9%
Aetna, Inc.	35,800	4,022,130
Centene Corp. (a)	28,200	1,736,274
Cigna Corp.	21,500	2,950,660
Humana, Inc.	7,000	1,280,650
Laboratory Corp. of America Holdings (a)	13,470	1,577,741
UnitedHealth Group, Inc.	25,400	3,274,060
Universal Health Services, Inc., Class B	8,922	1,112,752

		15,954,267
Hotels, Restaurants & Leisure — 2.3%
Carnival Corp.	69,508	3,667,937
Household Durables — 1.4%
DR Horton, Inc.	28,772	869,778
Lennar Corp., Class A	13,500	652,860
NVR, Inc. (a)	242	419,241
Toll Brothers, Inc. (a)	11,144	328,859

		2,270,738
Insurance — 2.6%
American International Group, Inc.	39,900	2,156,595
Travelers Cos., Inc.	17,320	2,021,417

		4,178,012
Internet & Catalog Retail — 0.7%
Priceline Group, Inc. (a)	928	1,196,155
Internet Software & Services — 5.3%
Alphabet, Inc., Class A (a)	4,241	3,235,459
Alphabet, Inc., Class C (a)	4,786	3,565,331
Facebook, Inc., Class A (a)	14,570	1,662,437

		8,463,227
IT Services — 2.9%
Amdocs Ltd.	23,796	1,437,754
Cognizant Technology Solutions Corp., Class A (a)	44,800	2,808,960
Total System Services, Inc.	7,870	374,455

		4,621,169
Leisure Products — 0.2%
Vista Outdoor, Inc. (a)	5,765	299,261
Machinery — 0.9%
Parker-Hannifin Corp.	7,600	844,208
WABCO Holdings, Inc. (a)	5,500	588,060

		1,432,268

Portfolio Abbreviations
ADR	American Depositary Receipts
SPDR	Standard & Poor’s Depositary Receipts

BLACKROCK SERIES FUNDS, INC.	MARCH 31, 2016	1

Schedule of Investments (continued)	BlackRock Large Cap Core Portfolio

Common Stocks	Shares	Value
Media — 4.1%
Comcast Corp., Class A	80,200	$4,898,616
Omnicom Group, Inc.	19,750	1,643,793

		6,542,409
Multi-Utilities — 1.1%
Public Service Enterprise Group, Inc.	36,200	1,706,468
Oil, Gas & Consumable Fuels — 4.1%
Anadarko Petroleum Corp.	7,990	372,094
BP PLC — ADR	35,940	1,084,669
Chevron Corp.	10,200	973,080
Hess Corp.	11,788	620,638
HollyFrontier Corp.	4,300	151,876
Marathon Oil Corp.	38,950	433,903
Statoil ASA — ADR	21,250	330,650
Suncor Energy, Inc.	58,250	1,619,933
Tesoro Corp.	4,918	422,997
Valero Energy Corp.	10,400	667,056

		6,676,896
Paper & Forest Products — 0.5%
Domtar Corp.	18,100	733,050
Pharmaceuticals — 4.7%
Allergan PLC (a)	5,650	1,514,369
Johnson & Johnson	6,150	665,430
Merck & Co., Inc.	4,548	240,635
Pfizer, Inc.	96,570	2,862,335
Teva Pharmaceutical Industries Ltd. — ADR	42,561	2,277,439

		7,560,208
Road & Rail — 0.5%
Norfolk Southern Corp.	10,593	881,867
Semiconductors & Semiconductor Equipment — 2.1%
Intel Corp.	50,190	1,623,647
Lam Research Corp.	11,600	958,160
NVIDIA Corp.	20,950	746,449

		3,328,256
Software — 4.9%
Activision Blizzard, Inc.	87,270	2,953,217
Microsoft Corp.	88,040	4,862,449

		7,815,666
Specialty Retail — 6.0%
GNC Holdings, Inc., Class A	18,000	571,500

Common Stocks	Shares	Value
Specialty Retail (continued)
Home Depot, Inc.	28,300	$3,776,069
Lowe’s Cos., Inc.	52,000	3,939,000
Ross Stores, Inc.	23,028	1,333,321

		9,619,890
Technology Hardware, Storage & Peripherals — 4.8%
Apple Inc.	50,700	5,525,793
EMC Corp.	61,870	1,648,835
Western Digital Corp.	10,040	474,290

		7,648,918
Textiles, Apparel & Luxury Goods — 0.2%
Fossil Group, Inc. (a)(b)	7,900	350,918
Tobacco — 2.3%
Altria Group, Inc.	59,825	3,748,635
Total Common Stocks — 98.7%		158,793,416

Investment Companies — 0.4%
Utilities Select Sector SPDR Fund (b)	14,300	709,566
Total Long-Term Investments (Cost — $131,696,837) — 99.1%		159,502,982

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.37% (c)(d)	1,480,826	1,480,826
	Beneficial Interest (000)
BlackRock Liquidity Series, LLC, Money Market Series, 0.55% (c)(d)(e)	$1,059	1,058,945
Total Short-Term Securities (Cost — $2,539,771) — 1.6%		2,539,771
Total Investments (Cost — $134,236,608*) — 100.7%		162,042,753
Liabilities in Excess of Other Assets — (0.7)%		(1,087,956)

Net Assets — 100.0%		$160,954,797

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$134,752,087

Gross unrealized appreciation	$31,066,741
Gross unrealized depreciation	(3,776,075)

Net unrealized appreciation	$27,290,666

(a)	Non-income producing security.

(b)	Security, or a portion of security, is on loan.

2	BLACKROCK SERIES FUNDS, INC.	MARCH 31, 2016

Schedule of Investments (concluded)	BlackRock Large Cap Core Portfolio

(c)	During the period ended March 31, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/Beneficial Interest Held at December 31, 2015	Net Activity	Shares/Beneficial Interest Held at March 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	914,407	566,419	1,480,826	$2,275
BlackRock Liquidity Series, LLC, Money Market Series	$6,716,532	$(5,657,587)	$1,058,945	3,891	[1]
Total				$6,166

[1]

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(d)	Current yield as of period end.

(e)	Security was purchased with the cash collateral from loaned securities. The Fund may withdraw up to 25% of its investment daily, although the manager of the BlackRock Liquidity Series, LLC, Money Market Series, in its sole discretion, may permit an investor to withdraw more than 25% on any one day.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks[1]	$158,793,416	—	—	$158,793,416
Investment Companies	709,566	—	—	709,566
Short-Term Securities	1,480,826	$1,058,945	—	2,539,771

Total	$160,983,808	$1,058,945	—	$162,042,753

[1]	See above Schedule of Investments for values in each industry.

The Fund may hold liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, collateral on securities loaned at value of $1,058,945 is categorized as Level 2 within the disclosure hierarchy.

During the period ended March 31, 2016, there were no transfers between levels.

BLACKROCK SERIES FUNDS, INC.	MARCH 31, 2016	3

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock Total Return Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
ACAS CLO Ltd., Series 2012-1AR, Class BR, 2.64%, 9/20/23 (a)(b)	USD	250	$249,754
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-OP1, Class A2, 1.16%, 12/25/33 (b)		23	18,166
Series 2006-CW1, Class A2D, 0.69%, 7/25/36 (b)		195	113,746
B2R Mortgage Trust:
Series 2015-1, Class A1, 2.52%, 5/15/48 (a)		97	94,268
Series 2015-2, Class A, 3.34%, 11/15/48 (a)		99	101,203
Bayview Opportunity Master Fund IIIA Trust, Series 2014-16RP, Class A, 3.84%, 11/28/29 (a)(c)		45	44,722
BCMSC Trust:
Series 2000-A, Class A2, 7.58%, 6/15/30 (b)		20	9,221
Series 2000-A, Class A3, 7.83%, 6/15/30 (b)		18	8,821
Series 2000-A, Class A4, 8.29%, 6/15/30 (b)		31	16,181
Bear Stearns Asset-Backed Securities I Trust, Series 2006-HE10, Class 22A, 0.57%, 11/25/36-3/25/37 (b)		120	92,253
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M2, 1.24%, 1/25/36 (b)		30	27,871
Carrington Mortgage Loan Trust, Series 2006-FRE2, Class A2, 0.55%, 10/25/36 (b)		96	49,689
Cent CLO 20 Ltd., Series 2013-20A, Class A, 2.10%, 1/25/26		250	243,625
CHLUPA Trust, Series 2013-VM, Class A, 3.33%, 8/15/20 (a)		35	34,994
CIFC Funding Ltd.:
Series 2011-1AR, Class A1R, 1.59%, 1/19/23 (a)(b)		80	80,069
Series 2014-2A, Class A1L, 2.10%, 5/24/26 (a)(b)		250	247,625
Citigroup Mortgage Loan Trust, Series 2006-NC1, Class A2D, 0.69%, 8/25/36 (b)		30	21,273
Conseco Financial Corp., Series 1998-8, Class A1, 6.28%, 9/01/30		13	14,176
Countrywide Asset-Backed Certificates:
Series 2003-BC3, Class A2, 1.06%, 9/25/33 (b)		27	24,924
Series 2004-5, Class A, 1.34%, 10/25/34 (b)		32	31,086
Series 2006-8, Class 2A3, 0.60%, 1/25/46 (b)		39	35,474
Series 2006-S10, Class A3, 0.75%, 10/25/36 (b)		39	32,447
Series 2006-S3, Class A4, 6.44%, 1/25/29 (c)		22	21,349

Asset-Backed Securities		Par (000)	Value
Series 2006-SPS1, Class A, 0.66%, 12/25/25 (b)	USD	2	$7,610
CT CDO IV Ltd., Series 2006-4A, Class A1, 0.74%, 10/20/43 (a)(b)		13	12,918
CWHEQ Home Equity Loan Trust:
Series 2006-S5, Class A4, 5.84%, 6/25/35		18	17,277
Series 2006-S5, Class A5, 6.16%, 6/25/35		18	16,020
Series 2007-S1, Class A3, 5.81%, 11/25/36 (b)		34	33,772
CWHEQ Revolving Home Equity Loan Resecuritization Trust, Series 2006-RES, Class 4Q1B, 0.73%, 12/15/33 (a)(b)		40	33,401
CWHEQ Revolving Home Equity Loan Trust, Series 2005-B, Class 2A, 0.62%, 5/15/35 (b)		15	12,139
DCP Rights LLC, Series 2014-1A, Class A, 5.46%, 10/25/44 (a)		110	107,908
Ford Credit Floorplan Master Owner Trust, Series 2012-5, Class C, 2.14%, 9/15/19		100	100,230
GSAMP Trust:
Series 2006-FM2, Class A2B, 0.55%, 9/25/36 (b)		24	10,363
Series 2007-H1, Class A1B, 0.63%, 1/25/47 (b)		18	11,168
Home Equity Mortgage Trust, Series 2006-2, Class 1A1, 5.37%, 7/25/36 (c)		16	6,414
Home Loan Mortgage Loan Trust, Series 2005-1, Class A3, 0.80%, 4/15/36 (b)		22	19,586
JPMorgan Mortgage Acquisition Trust, Series 2006-WF1, Class A3A, 5.83%, 7/25/36 (c)		64	35,658
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class M1, 6.63%, 4/15/40 (b)		40	41,995
Litigation Fee Residual Funding LLC, Series 2015-1, Class A, 4.00%, 10/01/27 (a)		98	97,857
Long Beach Mortgage Loan Trust:
Series 2006-1, Class 1A, 0.65%, 2/25/36-11/25/36 (b)		66	44,767
Series 2006-2, Class 2A3, 0.62%, 3/25/46 (b)		48	18,076
Series 2006-4, Class 2A4, 0.69%, 5/25/36 (b)		23	8,976
Series 2006-9, Class 2A3, 0.59%, 10/25/36 (b)		30	11,069
Morgan Stanley ABS Capital I, Inc., Trust, Series 2005-HE1, Class A2MZ, 1.04%, 12/25/34 (b)		35	30,823
Navient Private Education Loan Trust:
Series 2014-CTA, Class B, 2.19%, 10/17/44 (a)(b)		100	91,181
Series 2016-AA, Class A2B, 2.71%, 12/15/45 (a)(b)		100	97,410

Portfolio Abbreviations
ABS	Asset-Backed Security	COP	Colombian Peso	MXIBTIIE	Mexican Equilibrium Interbank Interest Rate
AUD	Australian Dollar	EUR	Euro	OTC	Over-the-counter
BRL	Brazilian Real	IDR	Indonesian Rupiah	PLN	Polish Zloty
BZDIOVER	Overnight Brazil CETIP —	GBP	British Pound	RB	Revenue Bonds
	Interbank Rate	GO	General Obligation	RUB	Russian Ruble
CDO	Collateralized Debt Obligation	JPY	Japanese Yen	S&P	Standard & Poor’s
CLO	Collateralized Loan Obligation	KRW	South Korean Won	TBA	To-be-announced
CNH	Chinese Yuan Offshore	LIBOR	London Interbank Offered Rate	USD	US Dollar
CNY	Chinese Yuan	MXN	Mexican Peso

BLACKROCK SERIES FUND, INC.	MARCH 31, 2016	1

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Asset-Backed Securities		Par (000)	Value
OHA Loan Funding Ltd., Series 2013-2A, Class A, 1.89%, 8/23/24 (a)(b)	USD	200	$198,413
OneMain Financial Issuance Trust, Series 2014-1A, Class A, 2.43%, 6/18/24 (a)		125	124,686
Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2003-4, Class A2, 1.08%, 7/25/33 (b)		50	46,310
OZLM Funding IV Ltd., Series 2013-4A, Class A1, 1.77%, 7/22/25 (a)(b)		250	245,475
OZLM Funding Ltd., Series 2012-2A, Class A1, 2.10%, 10/30/23 (a)(b)		250	249,784
RASC Trust, Series 2003-KS5, Class AIIB, 1.02%, 7/25/33 (b)		19	16,394
RCO Mortgage LLC, Series 2015-NQM1, Class A, 3.92%, 6/25/23 (a)(b)		42	41,798
Santander Drive Auto Receivables Trust, Series 2014-S4, Class R, 1.43%, 4/16/19-6/18/19 (a)		17	17,105
Scholar Funding Trust:
Series 2011-A, Class A, 1.52%, 10/28/43 (a)(b)		60	57,387
Series 2013-A, Class A, 1.09%, 1/30/45 (a)(b)		172	161,697
Silvermore CLO Ltd., Series 2014-1A, Class A1, 2.07%, 5/15/26 (a)(b)		250	241,533
SLM Private Credit Student Loan Trust:
Series 2004-B, Class A2, 0.83%, 6/15/21 (b)		37	36,312
Series 2004-B, Class A3, 0.96%, 3/15/24 (b)		25	22,824
SLM Private Education Loan Trust, Series 2013-B, Class A2A, 1.85%, 6/17/30 (a)		160	156,799
SLM Student Loan Trust, Series 2013-C, Class A2B, 1.83%, 10/15/31 (a)(b)		100	99,482
SMB Private Education Loan Trust, Series 2015-B, Class A3, 2.19%, 5/17/32 (a)(b)		100	96,423
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1, 0.74%, 1/25/35 (b)		49	44,955
SWAY Residential Trust, Series 2014-1, Class A, 1.74%, 1/17/32 (a)(b)		99	97,488
Symphony CLO XV Ltd., Series 2014-15A, Class B1, 2.82%, 10/17/26 (a)(b)		250	239,195
TICP CLO III Ltd., Series 2014-3A, Class A, 2.16%, 1/20/27 (a)(b)		250	248,414
Tricon American Homes Trust, Series 2015-SFR1, Class A, 1.68%, 5/17/32 (a)(b)		100	97,424
U.S. Residential Opportunity Fund Trust, Series 2015-1III, Class A, 3.72%, 1/27/35 (a)		71	70,210
Venture XIX CLO Ltd., Series 2014-19A, Class A, 2.22%, 1/15/27 (a)(b)		250	246,922
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE2A, Class A, 0.56%, 7/25/37 (a)(b)		36	31,555
Total Asset-Backed Securities — 8.8%			5,368,140

Corporate Bonds
Aerospace & Defense — 0.3%
BAE Systems Holdings, Inc.:
2.85%, 12/15/20 (a)		12	12,191
3.85%, 12/15/25 (a)		8	8,232
4.75%, 10/07/44 (a)		3	3,130

Corporate Bonds		Par (000)	Value
Aerospace & Defense (continued)
Boeing Co.:
2.20%, 10/30/22	USD	4	$3,976
2.60%, 10/30/25		6	6,101
Lockheed Martin Corp.:
3.10%, 1/15/23		5	5,186
3.55%, 1/15/26		14	14,830
3.60%, 3/01/35		9	8,753
4.50%, 5/15/36		5	5,378
4.07%, 12/15/42		16	16,167
4.70%, 5/15/46		6	6,709
Northrop Grumman Corp., 3.85%, 4/15/45		12	11,875
United Technologies Corp.:
1.78%, 5/04/18 (c)		58	58,135
4.15%, 5/15/45		19	19,719

			180,382
Air Freight & Logistics — 0.1%
FedEx Corp.:
4.90%, 1/15/34		22	23,771
3.90%, 2/01/35		3	2,904
4.10%, 2/01/45		20	19,025
4.75%, 11/15/45		16	16,933
4.55%, 4/01/46		24	24,665

			87,298
Airlines — 0.3%
American Airlines Group, Inc., 4.63%, 3/01/20 (a)		34	33,320
American Airlines Pass-Through Trust, Series 2015-1, Class A, 3.38%, 5/01/27		67	64,959
Southwest Airlines Co.:
2.75%, 11/06/19		11	11,316
2.65%, 11/05/20		25	25,490
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 9/15/28 (a)		21	19,678
United Airlines Pass-Through Trust, Series 2014-1, Class B, 4.75%, 10/11/23		7	6,598

			161,361
Auto Components — 0.1%
BorgWarner, Inc., 3.38%, 3/15/25		23	22,536
Delphi Automotive PLC, 4.25%, 1/15/26		30	31,315

			53,851
Banks — 2.5%
Bank of America Corp.:
2.25%, 4/21/20		107	105,967
3.30%, 1/11/23		76	76,639
3.88%, 8/01/25		61	63,223
4.88%, 4/01/44		5	5,448
BB&T Corp., 2.45%, 1/15/20		40	40,694
Citigroup, Inc.:
1.80%, 2/05/18		58	57,941
2.50%, 9/26/18		106	107,621
2.50%, 7/29/19		78	79,048
3.50%, 5/15/23		39	38,991
3.88%, 3/26/25		40	39,635
HSBC Bank Brasil SA - Banco Multiplo, 4.00%, 5/11/16 (a)		330	330,033
JPMorgan Chase & Co.:
1.35%, 2/15/17		152	152,334
2.20%, 10/22/19		35	35,600
2.75%, 6/23/20		7	7,168
3.88%, 9/10/24		70	71,789
3.90%, 7/15/25		64	67,849
4.25%, 10/01/27		30	31,204

2	BLACKROCK SERIES FUND, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Corporate Bonds		Par (000)	Value
Banks (continued)
U.S. Bancorp, 2.95%, 7/15/22	USD	71	$72,879
Wells Fargo & Co.:
2.60%, 7/22/20		34	34,792
2.55%, 12/07/20		27	27,495
3.55%, 9/29/25		35	36,693
4.90%, 11/17/45		16	17,173

			1,500,216
Beverages — 0.5%
Anheuser-Busch InBev Finance, Inc.:
2.65%, 2/01/21		48	49,324
3.30%, 2/01/23		50	51,981
3.65%, 2/01/26		65	68,355
4.70%, 2/01/36		20	21,614
4.90%, 2/01/46		31	34,644
Anheuser-Busch InBev Worldwide, Inc., 3.75%, 7/15/42		12	11,401
Molson Coors Brewing Co., 5.00%, 5/01/42		10	10,404
PepsiCo., Inc., 4.45%, 4/14/46		33	36,793

			284,516
Biotechnology — 0.8%
AbbVie, Inc.:
2.50%, 5/14/20		56	57,012
2.90%, 11/06/22		35	35,618
4.50%, 5/14/35		27	28,053
4.40%, 11/06/42		27	27,278
Amgen, Inc.:
2.13%, 5/01/20		40	40,490
5.65%, 6/15/42		22	25,871
4.40%, 5/01/45		20	20,413
Biogen, Inc.:
2.90%, 9/15/20		15	15,437
3.63%, 9/15/22		26	27,500
4.05%, 9/15/25		22	23,511
5.20%, 9/15/45		10	11,092
Celgene Corp.:
2.25%, 5/15/19		25	25,363
3.25%, 8/15/22		25	25,816
Gilead Sciences, Inc.:
2.35%, 2/01/20		10	10,232
3.65%, 3/01/26		8	8,501
4.60%, 9/01/35		9	9,768
4.80%, 4/01/44		57	62,423
4.50%, 2/01/45		13	13,770
4.75%, 3/01/46		20	21,892

			490,040
Building Products — 0.0%
Standard Industries, Inc., 6.00%, 10/15/25 (a)		13	13,748
Capital Markets — 1.1%
Bank of New York Mellon Corp., 2.10%, 1/15/19		71	71,937
Goldman Sachs Group, Inc.:
2.63%, 1/31/19		63	64,246
2.60%, 4/23/20		46	46,379
2.75%, 9/15/20		20	20,291
3.50%, 1/23/25		25	25,233
3.75%, 5/22/25		79	80,828
4.80%, 7/08/44		7	7,319
4.75%, 10/21/45		25	26,130
Jefferies Group LLC, 6.50%, 1/20/43		10	8,909
Lehman Brothers Holdings, Inc., 0.00%, 7/19/17 (b)		150	—
Morgan Stanley:
2.80%, 6/16/20		76	77,384

Corporate Bonds		Par (000)	Value
Capital Markets (continued)
3.75%, 2/25/23	USD	58	$60,434
3.70%, 10/23/24		56	57,838
4.00%, 7/23/25		39	40,780
3.88%, 1/27/26		52	54,247
4.30%, 1/27/45		29	29,181

			671,136
Chemicals — 0.2%
Agrium, Inc., 4.13%, 3/15/35		14	12,166
CF Industries, Inc.:
3.45%, 6/01/23		20	19,345
5.38%, 3/15/44		31	28,516
Dow Chemical Co.:
4.38%, 11/15/42		9	8,639
4.63%, 10/01/44		11	11,006
Eastman Chemical Co., 4.80%, 9/01/42		15	14,226
Ecolab, Inc., 2.25%, 1/12/20		19	19,193
Monsanto Co., 3.60%, 7/15/42		14	11,308
Sherwin-Williams Co., 4.00%, 12/15/42		10	9,553

			133,952
Commercial Services & Supplies — 0.2%
Aviation Capital Group Corp., 2.88%, 9/17/18 (a)		55	55,224
Republic Services, Inc., 3.20%, 3/15/25		36	36,191
Waste Management, Inc.:
3.13%, 3/01/25		13	13,323
3.90%, 3/01/35		16	15,531

			120,269
Communications Equipment — 0.1%
Harris Corp.:
2.70%, 4/27/20		14	14,040
4.85%, 4/27/35		20	20,788
5.05%, 4/27/45		15	15,982
Juniper Networks, Inc., 3.30%, 6/15/20		21	21,296

			72,106
Consumer Finance — 1.9%
American Express Credit Corp.:
1.13%, 6/05/17		145	144,868
2.25%, 8/15/19		28	28,349
Ford Motor Credit Co. LLC:
1.72%, 12/06/17		235	233,268
3.34%, 3/18/21		200	205,809
General Motors Financial Co., Inc.:
2.75%, 5/15/16		70	70,126
2.63%, 7/10/17		100	100,609
4.75%, 8/15/17		90	92,907
3.10%, 1/15/19		13	13,155
3.70%, 11/24/20		23	23,440
3.45%, 4/10/22		24	23,565
4.00%, 1/15/25		39	37,877
Synchrony Financial:
2.60%, 1/15/19		36	36,077
2.70%, 2/03/20		19	18,827
4.50%, 7/23/25		35	36,001
Toyota Motor Credit Corp., 2.75%, 5/17/21		57	59,047

			1,123,925
Containers & Packaging — 0.1%
International Paper Co.:
3.65%, 6/15/24		17	17,252
4.80%, 6/15/44		13	12,520

			29,772

BLACKROCK SERIES FUND, INC.	MARCH 31, 2016	3

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Corporate Bonds		Par (000)	Value
Diversified Financial Services — 0.9%
Berkshire Hathaway, Inc., 3.13%, 3/15/26	USD	76	$77,926
BP Capital Markets PLC, 2.24%, 5/10/19		86	87,043
General Electric Capital Corp.:
3.15%, 9/07/22		50	53,309
3.10%, 1/09/23		102	108,010
Intercontinental Exchange, Inc.:
2.75%, 12/01/20		18	18,379
3.75%, 12/01/25		12	12,220
Moody’s Corp., 4.50%, 9/01/22		24	26,084
Shell International Finance BV:
2.13%, 5/11/20		83	83,769
4.13%, 5/11/35		58	59,429
3.63%, 8/21/42		16	14,320
Woodside Finance Ltd., 3.65%, 3/05/25 (a)		4	3,716

			544,205
Diversified Telecommunication Services — 1.2%
AT&T Inc.:
2.38%, 11/27/18		21	21,452
2.30%, 3/11/19		30	30,630
2.45%, 6/30/20		68	68,906
4.60%, 2/15/21		70	76,582
3.88%, 8/15/21		32	34,052
3.00%, 6/30/22		96	97,396
3.40%, 5/15/25		55	55,129
6.38%, 3/01/41		13	15,137
4.30%, 12/15/42		33	30,205
4.75%, 5/15/46		17	16,583
Verizon Communications, Inc.:
2.63%, 2/21/20		58	59,678
3.45%, 3/15/21		66	70,052
5.05%, 3/15/34		17	18,426
4.40%, 11/01/34		67	67,733
3.85%, 11/01/42		54	49,038
4.86%, 8/21/46		40	42,181

			753,180
Electric Utilities — 1.1%
Alabama Power Co., 2.80%, 4/01/25		8	8,076
Commonwealth Edison Co., 4.70%, 1/15/44		25	28,463
Duke Energy Carolinas LLC:
4.25%, 12/15/41		40	42,756
3.75%, 6/01/45		19	18,737
Duke Energy Corp.:
3.05%, 8/15/22		2	2,019
3.75%, 4/15/24		27	28,228
4.80%, 12/15/45		14	14,896
Duke Energy Florida LLC, 3.85%, 11/15/42		9	8,738
Entergy Arkansas, Inc., 3.70%, 6/01/24		36	38,431
Exelon Corp., 2.85%, 6/15/20		51	52,045
Florida Power & Light Co., 3.80%, 12/15/42		14	14,266
Georgia Power Co., 3.00%, 4/15/16		156	156,102
PacifiCorp:
3.60%, 4/01/24		49	52,424
3.35%, 7/01/25		70	73,806
Progress Energy, Inc., 4.88%, 12/01/19		5	5,483
Public Service Co. of Colorado, 2.50%, 3/15/23		33	33,027
Puget Sound Energy, Inc., 4.30%, 5/20/45		34	36,655
Southern California Edison Co., 1.25%, 11/01/17		19	18,956
Trans-Allegheny Interstate Line Co., 3.85%, 6/01/25 (a)		57	58,888

			691,996
Electrical Equipment — 0.0%
Rockwell Automation, Inc., 2.88%, 3/01/25		25	25,364

Corporate Bonds		Par (000)	Value
Energy Equipment & Services — 0.1%
Schlumberger Holdings Corp., 3.00%, 12/21/20 (a)	USD	48	$48,664
Transocean, Inc., 6.80%, 3/15/38		10	5,000

			53,664
Food & Staples Retailing — 0.4%
CVS Health Corp.:
4.00%, 12/05/23		28	30,867
4.88%, 7/20/35		52	57,978
5.30%, 12/05/43		10	11,807
Sysco Corp., 4.50%, 4/01/46		12	12,203
Walgreens Boots Alliance, Inc., 4.80%, 11/18/44		79	78,512
Wal-Mart Stores, Inc.:
2.55%, 4/11/23		17	17,488
4.00%, 4/11/43		10	10,593

			219,448
Food Products — 0.0%
Kraft Heinz Foods Co., 6.88%, 1/26/39		11	14,053
Health Care Equipment & Supplies — 0.9%
Abbott Laboratories, 2.55%, 3/15/22		55	55,974
Becton Dickinson and Co.:
1.45%, 5/15/17		30	30,048
1.80%, 12/15/17		11	11,046
2.68%, 12/15/19		38	38,931
3.13%, 11/08/21		17	17,562
4.69%, 12/15/44		8	8,641
Boston Scientific Corp.:
2.65%, 10/01/18		28	28,496
2.85%, 5/15/20		37	37,577
3.85%, 5/15/25		25	25,925
Medtronic, Inc.:
2.50%, 3/15/20		24	24,835
3.13%, 3/15/22		22	23,221
3.63%, 3/15/24		30	32,212
4.63%, 3/15/44		33	36,875
4.63%, 3/15/45		22	24,623
St. Jude Medical, Inc.:
2.80%, 9/15/20		26	26,587
3.88%, 9/15/25		9	9,375
Stryker Corp.:
3.38%, 11/01/25		12	12,308
3.50%, 3/15/26		20	20,727
4.63%, 3/15/46		16	17,087
Zimmer Biomet Holdings, Inc.:
3.55%, 4/01/25		11	11,114
4.25%, 8/15/35		22	21,482

			514,646
Health Care Providers & Services — 1.0%
Aetna, Inc.:
4.50%, 5/15/42		26	26,428
4.13%, 11/07/42		10	9,643
AmerisourceBergen Corp.:
1.15%, 5/15/17		42	41,876
3.25%, 3/01/25		10	10,140
4.25%, 3/01/45		10	9,657
Anthem, Inc.:
1.88%, 1/15/18		70	70,222
2.30%, 7/15/18		86	86,979
3.30%, 1/15/23		15	15,165
4.65%, 8/15/44		17	16,892
Baylor Scott & White Holdings, 4.19%, 11/15/45		15	15,187
Catholic Health Initiatives, 4.35%, 11/01/42		10	9,873

4	BLACKROCK SERIES FUND, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Corporate Bonds		Par (000)	Value
Health Care Providers & Services (continued)
Cigna Corp., 3.25%, 4/15/25	USD	60	$59,834
Dignity Health, 5.27%, 11/01/64		25	27,088
Express Scripts Holding Co.:
1.25%, 6/02/17		25	24,949
3.90%, 2/15/22		16	16,682
Laboratory Corp. of America Holdings, 2.63%, 2/01/20		20	20,084
Ochsner Clinic Foundation, 5.90%, 5/15/45		10	11,599
Southern Baptist Hospital of Florida, Inc., 4.86%, 7/15/45		10	11,069
UnitedHealth Group, Inc.:
2.70%, 7/15/20		15	15,582
2.88%, 12/15/21		34	35,308
3.35%, 7/15/22		15	15,957
4.63%, 7/15/35		7	7,815
3.95%, 10/15/42		39	39,238

			597,267
Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp.:
2.75%, 12/09/20		10	10,357
3.70%, 1/30/26		10	10,591
4.70%, 12/09/35		8	8,597
4.60%, 5/26/45		2	2,105
4.88%, 12/09/45		9	9,832

			41,482
Household Durables — 0.1%
Newell Rubbermaid, Inc.:
2.88%, 12/01/19		51	51,558
4.20%, 4/01/26		29	30,335

			81,893
Household Products — 0.1%
Kimberly-Clark Corp.:
1.90%, 5/22/19		31	31,525
2.65%, 3/01/25		11	11,186
2.75%, 2/15/26		19	19,420

			62,131
Industrial Conglomerates — 0.2%
Eaton Corp., 2.75%, 11/02/22		64	64,032
General Electric Co., 4.50%, 3/11/44		54	60,278

			124,310
Insurance — 1.6%
Aflac, Inc., 3.63%, 6/15/23		21	22,070
Allstate Corp., 3.15%, 6/15/23		21	21,590
American International Group, Inc.:
3.38%, 8/15/20		37	38,226
3.75%, 7/10/25		25	24,970
3.90%, 4/01/26		210	210,655
3.88%, 1/15/35		22	19,652
4.50%, 7/16/44		19	17,919
4.38%, 1/15/55		16	13,992
Aon PLC, 4.75%, 5/15/45		33	33,480
Lincoln National Corp., 3.35%, 3/09/25		11	10,575
Loews Corp., 2.63%, 5/15/23		21	20,714
Marsh & McLennan Cos., Inc., 3.75%, 3/14/26		6	6,143
MetLife, Inc., 4.05%, 3/01/45		37	35,001
Metropolitan Life Global Funding I:
1.30%, 4/10/17 (a)		265	265,407
2.30%, 4/10/19 (a)		150	152,601
Prudential Financial, Inc., 4.60%, 5/15/44		41	41,163

Corporate Bonds		Par (000)	Value
Insurance (continued)
Travelers Cos., Inc., 4.60%, 8/01/43	USD	23	$25,925
XLIT Ltd., 2.30%, 12/15/18		35	35,114

			995,197
Internet & Catalog Retail — 0.1%
Amazon.com, Inc., 2.60%, 12/05/19		38	39,533
IT Services — 0.8%
Fidelity National Information Services, Inc., 3.63%, 10/15/20		4	4,134
Hewlett Packard Enterprise Co.:
2.85%, 10/05/18 (a)		65	66,091
3.60%, 10/15/20 (a)		28	29,116
International Business Machines Corp., 3.45%, 2/19/26		200	209,939
MasterCard, Inc., 3.38%, 4/01/24		31	33,152
Total System Services, Inc., 4.80%, 4/01/26		58	59,847
Visa, Inc.:
2.80%, 12/14/22		56	58,401
3.15%, 12/14/25		33	34,448
4.15%, 12/14/35		16	17,194

			512,322
Life Sciences Tools & Services — 0.1%
Thermo Fisher Scientific, Inc.:
3.30%, 2/15/22		24	24,465
3.65%, 12/15/25		9	9,154

			33,619
Machinery — 0.1%
Ingersoll-Rand Luxembourg Finance SA:
2.63%, 5/01/20		25	25,096
4.65%, 11/01/44		5	5,149
John Deere Capital Corp., 3.35%, 6/12/24		34	35,490

			65,735
Media — 1.6%
21st Century Fox America, Inc.:
3.70%, 9/15/24		19	20,003
3.70%, 10/15/25		8	8,377
4.75%, 9/15/44		13	13,457
4.95%, 10/15/45		4	4,277
CBS Corp., 2.30%, 8/15/19		25	25,258
CCO Safari II LLC:
3.58%, 7/23/20 (a)		43	43,939
4.46%, 7/23/22 (a)		63	65,852
4.91%, 7/23/25		40	42,193
6.38%, 10/23/35 (a)		16	17,663
Comcast Corp.:
2.75%, 3/01/23		55	56,835
3.38%, 8/15/25		27	28,720
3.15%, 3/01/26		140	145,762
4.25%, 1/15/33		10	10,650
4.40%, 8/15/35		38	41,170
4.60%, 8/15/45		17	18,860
Discovery Communications LLC:
3.45%, 3/15/25		18	16,992
4.90%, 3/11/26		96	98,978
4.88%, 4/01/43		10	8,790
Interpublic Group of Cos., Inc.:
4.00%, 3/15/22		22	22,640
3.75%, 2/15/23		16	15,796
NBCUniversal Media LLC, 4.45%, 1/15/43		25	26,927
Scripps Networks Interactive, Inc., 2.75%, 11/15/19		19	19,089

BLACKROCK SERIES FUND, INC.	MARCH 31, 2016	5

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Corporate Bonds		Par (000)	Value
Media (continued)
Time Warner Cable, Inc.:
5.00%, 2/01/20	USD	30	$32,564
4.13%, 2/15/21		31	32,754
4.00%, 9/01/21		8	8,371
5.50%, 9/01/41		12	11,901
4.50%, 9/15/42		3	2,663
Time Warner, Inc.:
2.10%, 6/01/19		41	41,353
3.60%, 7/15/25		19	19,503
4.65%, 6/01/44		28	27,384
Viacom, Inc.:
2.75%, 12/15/19		14	14,258
4.50%, 3/01/21		24	25,869

			968,848
Metals & Mining — 0.3%
Novelis, Inc., 8.75%, 12/15/20		145	146,349
Nucor Corp., 5.20%, 8/01/43		12	12,211

			158,560
Multiline Retail — 0.1%
Macy’s Retail Holdings, Inc., 4.50%, 12/15/34		16	12,992
Target Corp.:
3.50%, 7/01/24		11	12,065
4.00%, 7/01/42		14	14,989

			40,046
Multi-Utilities — 0.8%
Berkshire Hathaway Energy Co.:
2.40%, 2/01/20		17	17,322
3.50%, 2/01/25		17	17,945
CenterPoint Energy Houston Electric LLC, 4.50%, 4/01/44		9	9,907
CMS Energy Corp., 3.88%, 3/01/24		48	50,767
Consumers Energy Co., 3.95%, 5/15/43		14	14,391
Dominion Resources, Inc.:
1.95%, 8/15/16		58	58,183
2.50%, 12/01/19		40	40,453
DTE Electric Co., 3.95%, 6/15/42		19	19,579
DTE Energy Co.:
2.40%, 12/01/19		13	13,100
3.50%, 6/01/24		48	49,331
NiSource Finance Corp., 3.85%, 2/15/23		30	31,460
Pacific Gas & Electric Co.:
4.75%, 2/15/44		19	21,624
4.30%, 3/15/45		14	15,077
PG&E Corp., 2.40%, 3/01/19		29	29,387
Sempra Energy, 2.88%, 10/01/22		12	11,861
Virginia Electric & Power Co.:
3.45%, 2/15/24		20	20,961
4.45%, 2/15/44		7	7,635
4.20%, 5/15/45		27	28,361

			457,344
Oil, Gas & Consumable Fuels — 1.2%
Anadarko Petroleum Corp.:
7.95%, 6/15/39		18	19,807
4.50%, 7/15/44		18	14,120
California Resources Corp., 8.00%, 12/15/22 (a)		4	1,540
Chevron Corp.:
2.19%, 11/15/19		10	10,190
1.96%, 3/03/20		72	72,967
CONSOL Energy, Inc., 5.88%, 4/15/22		20	14,412
Continental Resources, Inc.:
3.80%, 6/01/24		18	14,220

Corporate Bonds		Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
4.90%, 6/01/44	USD	28	$20,860
Enterprise Products Operating LLC:
3.90%, 2/15/24		22	22,237
3.70%, 2/15/26		32	31,387
4.45%, 2/15/43		38	33,913
Exxon Mobil Corp.:
1.82%, 3/15/19		57	57,851
4.11%, 3/01/46		29	30,749
Kinder Morgan Energy Partners LP:
3.50%, 3/01/21		79	76,045
4.70%, 11/01/42		38	29,852
Kinder Morgan, Inc., 3.05%, 12/01/19		21	20,675
Marathon Petroleum Corp., 4.75%, 9/15/44		12	9,603
MEG Energy Corp.:
6.50%, 3/15/21 (a)		8	4,830
7.00%, 3/31/24 (a)		50	29,500
Phillips 66, 4.88%, 11/15/44		11	11,020
Spectra Energy Partners LP, 3.50%, 3/15/25		34	32,839
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23		33	29,465
TransCanada PipeLines Ltd.:
1.88%, 1/12/18		18	17,975
2.50%, 8/01/22		26	24,604
4.63%, 3/01/34		28	26,751
Valero Energy Corp., 3.65%, 3/15/25		46	45,191
Western Gas Partners LP, 4.00%, 7/01/22		30	26,853

			729,456
Pharmaceuticals — 1.0%
Actavis Funding SCS:
2.35%, 3/12/18		132	133,559
3.00%, 3/12/20		122	125,441
4.75%, 3/15/45		70	73,619
AstraZeneca PLC:
3.38%, 11/16/25		30	31,075
4.38%, 11/16/45		13	13,840
Bristol-Myers Squibb Co., 4.50%, 3/01/44		17	19,294
Eli Lilly & Co., 3.70%, 3/01/45		13	13,229
GlaxoSmithKline Capital PLC, 2.85%, 5/08/22		22	23,044
Johnson & Johnson, 2.45%, 3/01/26		73	73,267
Mylan, Inc., 3.13%, 1/15/23 (a)		18	17,220
Novartis Capital Corp.:
4.40%, 4/24/20		35	38,916
3.00%, 11/20/25		20	20,866
4.00%, 11/20/45		4	4,281
Pfizer, Inc.:
4.30%, 6/15/43		5	5,473
4.40%, 5/15/44		11	12,436
Teva Pharmaceutical Finance Co. BV, 3.65%, 11/10/21		17	17,717
Zoetis, Inc., 3.25%, 2/01/23		12	11,867

			635,144
Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp.:
3.30%, 2/15/21		23	23,394
3.45%, 9/15/21		22	22,496
3.50%, 1/31/23		8	8,076
5.00%, 2/15/24		8	8,779
4.40%, 2/15/26		5	5,287
AvalonBay Communities, Inc., 3.50%, 11/15/25		4	4,144
Crown Castle International Corp., 5.25%, 1/15/23		11	11,866
ERP Operating LP, 3.38%, 6/01/25		19	19,575

6	BLACKROCK SERIES FUND, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Corporate Bonds		Par (000)	Value
Real Estate Investment Trusts (REITs) (continued)
Omega Healthcare Investors, Inc., 4.50%, 4/01/27	USD	16	$15,312
Prologis LP, 3.75%, 11/01/25		7	7,304
Simon Property Group LP:
2.50%, 7/15/21		13	13,284
3.38%, 10/01/24		28	29,294
4.25%, 10/01/44		20	20,600

			189,411
Road & Rail — 0.5%
Burlington Northern Santa Fe LLC:
3.45%, 9/15/21		10	10,691
3.00%, 3/15/23		24	24,970
4.15%, 4/01/45		10	10,261
4.70%, 9/01/45		10	11,137
Canadian National Railway Co., 2.75%, 3/01/26		53	54,278
CSX Corp.:
3.35%, 11/01/25		14	14,417
4.10%, 3/15/44		12	11,839
Norfolk Southern Corp., 4.45%, 6/15/45		19	19,618
Penske Truck Leasing Co. LP/PTL Finance Corp., 3.38%, 2/01/22 (a)		42	41,700
Ryder System, Inc., 2.45%, 9/03/19		28	28,026
Union Pacific Corp.:
3.38%, 2/01/35		11	10,597
4.05%, 11/15/45		3	3,077
4.38%, 11/15/49		15	14,863
3.88%, 2/01/55		20	18,750
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 5/14/26		55	56,050

			330,274
Semiconductors & Semiconductor Equipment — 0.1%
Analog Devices, Inc.:
3.90%, 12/15/25		7	7,560
5.30%, 12/15/45		7	7,856
QUALCOMM, Inc., 4.80%, 5/20/45		16	15,849

			31,265
Software — 0.4%
Microsoft Corp.:
3.50%, 2/12/35		40	39,173
4.45%, 11/03/45		3	3,328
Oracle Corp.:
2.80%, 7/08/21		122	127,718
3.25%, 5/15/30		38	38,305
4.38%, 5/15/55		23	23,167

			231,691
Specialty Retail — 0.2%
Home Depot, Inc.:
3.35%, 9/15/25		7	7,585
5.40%, 9/15/40		11	13,770
4.40%, 3/15/45		11	12,234
Lowe’s Cos., Inc.:
3.38%, 9/15/25		8	8,578
4.25%, 9/15/44		12	12,892
4.38%, 9/15/45		6	6,667
QVC, Inc.:
3.13%, 4/01/19		12	12,037
5.13%, 7/02/22		28	29,379

			103,142
Technology Hardware, Storage & Peripherals — 0.7%
Apple Inc.:
2.10%, 5/06/19		103	105,886

Corporate Bonds		Par (000)	Value
Technology Hardware, Storage & Peripherals (continued)
3.25%, 2/23/26	USD	120	$125,288
3.45%, 2/09/45		12	10,838
4.65%, 2/23/46		144	157,198
HP, Inc., 3.75%, 12/01/20		6	6,208

			405,418
Textiles, Apparel & Luxury Goods — 0.0%
NIKE, Inc., 3.88%, 11/01/45		20	20,930
Tobacco — 0.5%
Altria Group, Inc.:
2.63%, 1/14/20		23	23,773
2.85%, 8/09/22		12	12,395
4.25%, 8/09/42		12	12,477
5.38%, 1/31/44		34	41,542
Philip Morris International, Inc.:
1.13%, 8/21/17		50	50,123
2.75%, 2/25/26		97	98,620
4.13%, 3/04/43		19	19,669
4.88%, 11/15/43		23	26,326
Reynolds American, Inc.:
2.30%, 6/12/18		22	22,439
3.25%, 6/12/20		10	10,458

			317,822
Trading Companies & Distributors — 0.0%
GATX Corp., 2.60%, 3/30/20		26	25,523
Wireless Telecommunication Services — 0.4%
America Movil SAB de CV, 2.38%, 9/08/16		205	205,858
Orange SA, 5.50%, 2/06/44		18	21,444
Rogers Communications, Inc.:
3.63%, 12/15/25		8	8,328
5.00%, 3/15/44		8	8,812
Vodafone Group PLC, 2.50%, 9/26/22		20	19,540

			263,982
Total Corporate Bonds — 25.1%			15,201,473

Foreign Agency Obligations
Norway — 0.2%
Statoil ASA, 2.90%, 11/08/20		145	148,770

Foreign Government Obligations
Germany — 0.5%
Deutsche Bundesrepublik Inflation Linked Bonds, 0.10%, 4/15/26	EUR	250	308,970
Indonesia — 0.3%
Republic of Indonesia:
8.38%, 3/15/24	IDR	334,000	26,079
9.00%, 3/15/29		196,000	15,685
8.75%, 5/15/31		167,000	13,197
6.63%, 5/15/33		178,000	11,375
8.38%, 3/15/34		941,000	71,696
8.25%, 5/15/36		271,000	20,537

			158,569
Mexico — 1.5%
United Mexican States:
4.75%, 6/14/18	MXN	1,545	89,908
6.50%, 6/09/22		300	18,198
4.00%, 10/02/23	USD	480	502,800

BLACKROCK SERIES FUND, INC.	MARCH 31, 2016	7

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Foreign Government Obligations		Par (000)	Value
Mexico (concluded)
8.00%, 12/07/23	MXN	1,000	$65,841
10.00%, 12/05/24		1,200	89,165
5.75%, 3/05/26		600	34,206
7.75%, 5/29/31		600	39,229
7.75%, 11/13/42		700	45,622

			884,969
Russia — 0.0%
Russian Federation, 7.00%, 8/16/23	RUB	310	4,143
Slovenia — 0.2%
Republic of Slovenia, 2.25%, 3/25/22	EUR	101	125,597
Turkey — 0.3%
Republic of Turkey, 5.75%, 3/22/24	USD	200	216,920
Total Foreign Government Obligations — 2.8%			1,699,168

Investment Companies — 2.1%		Shares
iShares iBoxx $ High Yield Corporate Bond ETF (d)		15,342	1,253,288

Non-Agency Mortgage-Backed Securities		Par (000)
Collateralized Mortgage Obligations — 2.9%
American Home Mortgage Assets Trust:
Series 2006-3, Class 2A11, 1.26%, 10/25/46 (b)	USD	49	33,776
Series 2006-5, Class A1, 1.24%, 11/25/46 (b)		46	21,888
Bear Stearns ALT-A Trust II, Series 2007-1, Class 1A1, 2.86%, 9/25/47 (b)		37	22,557
Bear Stearns Mortgage Funding Trust:
Series 2007-AR1, Class 1A1, 0.59%, 1/25/37 (b)		25	18,267
Series 2007-AR2, Class A1, 0.60%, 3/25/37 (b)		10	7,911
Series 2007-AR4, Class 1A1, 0.64%, 9/25/47 (b)		34	27,042
Countrywide Alternative Loan Trust:
Series 2005-72, Class A3, 0.73%, 1/25/36 (b)		15	12,227
Series 2006-15CB, Class A1, 6.50%, 6/25/36		7	5,112
Series 2006-OA14, Class 1A1, 2.05%, 11/25/46 (b)		76	63,055
Series 2006-OA6, Class 1A2, 0.64%, 7/25/46 (b)		39	32,096
Series 2006-OA8, Class 1A1, 0.63%, 7/25/46 (b)		12	9,634
Series 2007-22, Class 2A16, 6.50%, 9/25/37		436	331,356
Series 2007-OA3, Class 1A1, 0.57%, 4/25/47 (b)		17	14,137
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-OA4, Class A1, 1.28%, 4/25/46 (b)		111	61,126
Credit Suisse Commercial Mortgage Trust, Series 2014-9R, Class 3A1, 2.80%, 11/27/37 (a)(b)		42	38,738
Credit Suisse Mortgage Capital Certificates:
Series 2011-2R, Class 1A1, 2.59%, 3/27/37 (a)(b)		33	32,764
Series 2013-5R, Class 1A6, 0.74%, 2/27/36 (a)(b)		25	19,125
Series 2014-11R, Class 16A1, 3.17%, 9/27/47 (a)(b)		49	47,588

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Collateralized Mortgage Obligations (continued)
Series 2015-5R, Class 3A1, 4.75%, 1/29/37 (a)	USD	29	$29,098
Series 2015-PR1, Class A-1, 3.50%, 2/25/55 (a)(c)		94	90,155
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-RMP1, Class A2, 0.59%, 12/25/36 (b)		91	74,021
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, 2.32%, 3/25/36 (b)		9	6,623
Impac Secured Assets CMN Owner Trust, Series 2004-3, Class 1A4, 1.24%, 11/25/34 (b)		21	20,864
LSTAR Securities Investment Trust:
Series 2014-1, Class Note, 3.53%, 9/01/21 (a)(b)		176	174,194
Series 2014-2, Class A, 2.44%, 12/01/21 (a)(b)		110	108,567
Series 2015-10, Class A1, 2.43%, 11/01/20 (a)(b)		94	91,785
Series 2016-2, Class A, 2.44%, 3/01/21 (a)		100	96,560
RALI Trust:
Series 2006-QO2, Class A1, 0.65%, 2/25/46 (b)		104	42,175
Series 2007-QH6, Class A1, 0.62%, 7/25/37 (b)		18	13,782
Series 2007-QH9, Class A1, 1.56%, 11/25/37 (b)		38	22,898
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-3, Class 3A1, 2.72%, 4/25/47 (b)		198	151,702
Structured Asset Mortgage Investments II Trust, Series 2006-AR4, Class 3A1, 0.62%, 6/25/36 (b)		21	16,055

			1,736,878
Commercial Mortgage-Backed Securities — 4.4%
Banc of America Commercial Mortgage Trust:
Series 2007-1, Class AMFX, 5.48%, 1/15/49 (b)		15	15,163
Series 2007-3, Class A4, 5.54%, 6/10/49 (b)		233	238,682
Series 2007-3, Class AJ, 5.57%, 6/10/49 (b)		20	19,850
Series 2007-5, Class AM, 5.77%, 2/10/51 (b)		40	41,271
Bayview Commercial Asset Trust, Series 2006-3A, Class A2, 0.73%, 10/25/36 (a)(b)		34	26,449
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW16, Class AM, 5.72%, 6/11/40 (b)		25	25,743
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, 1.84%, 12/15/27 (a)(b)		95	93,837
Citigroup Commercial Mortgage Trust, Series 2014-388G, Class A, 1.19%, 6/15/33 (a)(b)		100	97,893
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5, Class AMA, 6.12%, 11/15/44 (b)		46	48,403
COBALT CMBS Commercial Mortgage Trust, Series 2007-C3, Class AM, 5.76%, 5/15/46 (b)		80	82,266
Commercial Mortgage Pass-Through Certificates:
Series 2007-C9, Class AJFL, 1.13%, 12/10/49 (a)(b)		40	37,330

8	BLACKROCK SERIES FUND, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Series 2010-RR1, Class GEB, 5.54%, 12/11/49 (a)(b)	USD	100	$102,219
Series 2014-FL5, Class D, 4.44%, 10/15/31 (a)(b)		100	90,609
Credit Suisse Commercial Mortgage Trust, Series 2015-DEAL, Class A, 1.76%, 4/15/29 (a)(b)		100	98,558
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C3, Class AJ, 4.77%, 7/15/37		0	273
Credit Suisse Mortgage Capital Certificates, Series 2010-RR2, Class 2A, 5.94%, 9/15/39 (a)(b)		138	142,052
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class D, 3.80%, 4/17/50 (a)(b)		100	75,283
Deutsche Bank Re-REMIC Trust, Series 2013-EZ3, Class A, 1.64%, 12/18/49 (a)(b)		36	35,597
Extended Stay America Trust, Series 2013-ESH7, Class A27, 2.96%, 12/05/31 (a)		100	100,225
GS Mortgage Securities Corp. II, Series 2013-KING, Class E, 3.44%, 12/10/27 (a)(b)		180	171,781
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2006-CB16, Class AM, 5.59%, 5/12/45		30	30,166
Series 2007-CB20, Class AJ, 6.08%, 2/12/51 (b)		10	9,728
Series 2007-LDPX, Class AM, 5.46%, 1/15/49 (b)		55	54,551
Series 2008-C2, Class ASB, 6.13%, 2/12/51 (b)		59	60,184
Series 2015-CSMO, Class D, 3.74%, 1/15/32 (a)(b)		100	97,364
Series 2015-JP1, Class D, 4.24%, 1/15/49 (b)		10	8,881
Merrill Lynch Mortgage Trust, Series 2007-C1, Class A1A, 5.84%, 6/12/50 (b)		56	57,514
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C25, Class D, 3.07%, 10/15/48		10	6,451
Series 2015-C26, Class D, 3.06%, 10/15/48 (a)		10	6,526
Morgan Stanley Capital I Trust:
Series 2007-HQ11, Class AMFL, 0.61%, 2/12/44 (b)		25	24,323
Series 2007-HQ12, Class AM, 5.72%, 4/12/49 (b)		50	50,370
Series 2007-IQ13, Class AM, 5.41%, 3/15/44		60	61,881
Morgan Stanley Re-REMIC Trust:
Series 2011-IO, Class C, 0.00%, 3/23/51 (a)(e)		18	17,038
Series 2012-XA, Class A, 2.00%, 7/27/49 (a)		35	34,896
RBSCF Trust, Series 2010-RR3, Class WBTA, 5.95%, 2/16/51 (a)(b)		347	349,955
SCG Trust, Series 2013-SRP1, Class AJ, 2.38%, 11/15/26 (a)(b)		100	99,503
STRIPs Ltd.:
Series 2012-1A, Class A, 1.50%, 12/25/44 (a)		26	25,345
Series 2012-1A, Class B, 0.50%, 12/25/44 (a)(b)		100	90,092
Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class AM, 5.34%, 11/15/48		15	15,182

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Commercial Mortgage-Backed Securities (continued)
Wells Fargo Commercial Mortgage Trust, Series 2015-C31, Class D, 3.85%, 11/15/48	USD	10	$6,956
Wells Fargo Resecuritization Trust, Series 2012-IO, Class A, 1.75%, 8/20/21 (a)		15	15,045

			2,665,435
Interest Only Commercial Mortgage-Backed Securities — 0.5%
BB-UBS Trust, Series 2012-SHOW, Class XA, 0.60%, 11/05/36 (a)(b)		1,760	82,392
Commercial Mortgage Pass-Through Certificates:
Series 2013-LC6, Class XA, 1.73%, 1/10/46 (b)		449	29,406
Series 2015-3BP, Class XA, 0.06%, 2/10/35 (a)(b)		939	7,456
Series 2016-DC2, Class XA, 1.24%, 2/10/26 (b)		160	11,911
GS Mortgage Securities Corp. II, Series 2013-GC10, Class XA, 0.00%, 2/10/46 (b)		1,244	99,989
Hilton USA Trust, Series 2013-HLT, Class X1FX, 0.00%, 11/05/30 (a)(b)		1,225	12
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2012-LC9, Class XA, 0.00%, 12/15/47 (b)		948	70,508
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class XA, 1.16%, 12/15/47 (b)		200	12,425
WF-RBS Commercial Mortgage Trust, Series 2014-C24, Class XA, 0.98%, 11/15/47 (b)		412	23,495

			337,594
Total Non-Agency Mortgage-Backed Securities — 7.8%			4,739,907

Other Interests (f)		Beneficial Interest (000)
Capital Markets — 0.0%
Lehman Brothers Holdings Capital Trust VII (g)	USD	55	6
Lehman Brothers Holdings, Inc. (g)		325	33
Total Other Interests — 0.0%			39

Preferred Securities
Capital Trusts		Par (000)
Capital Markets — 0.0%
State Street Capital Trust IV, 1.63%, 6/01/77 (b)	USD	20	14,617

Trust Preferreds		Shares
Banks — 0.3%
Citigroup Capital XIII, 7.88%, 10/30/40 (b)		6,917	181,848
Consumer Finance — 0.2%
GMAC Capital Trust I, 6.40%, 2/15/40 (b)		4,000	98,040
Total Trust Preferreds — 0.5%			279,888
Total Preferred Securities — 0.5%			294,505

BLACKROCK SERIES FUND, INC.	MARCH 31, 2016	9

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Taxable Municipal Bonds		Par (000)	Value
Arizona Health Facilities Authority RB, 1.22%, 1/01/37 (b)	USD	20	$17,609
Bay Area Toll Authority RB, 6.92%, 4/01/40		20	27,540
California State Public Works Board RB, 8.36%, 10/01/34		10	14,893
City of Atlanta, GA Water & Wastewater Revenue RB, 5.00%, 11/01/33		15	17,949
City of Charleston, SC Waterworks & Sewer System Revenue RB, 5.00%, 1/01/45		10	11,747
City of San Jose, CA Airport Revenue RB, AMBAC, 5.00%, 3/01/37		15	15,505
City of Seattle, WA Municipal Light & Power Revenue RB, 5.00%, 4/01/23-4/01/25		30	37,448
Clark County School District GO, 5.00%, 6/15/26-6/15/28		30	37,315
Commonwealth of Massachusetts GO, 5.00%, 7/01/22-7/01/29		20	24,796
Contra Costa Community College District GO, 6.50%, 8/01/34		10	12,891
County of Miami-Dade, FL Aviation Revenue RB, 5.00%, 10/01/38		15	17,026
County of Sacramento, CA Airport System Revenue RB, AGM, 5.25%, 7/01/39		10	10,746
Delaware Transportation Authority RB, 5.00%, 6/01/55		10	11,335
District of Columbia Water & Sewer Authority RB, 5.00%, 10/01/35-10/01/36		25	29,981
Golden State Tobacco Securitization Corp. RB, 5.00%, 6/01/40		25	29,067
Grant County Public Utility District No. 2 RB, 4.58%, 1/01/40		5	5,245
Las Vegas Valley Water District GO, 5.00%, 6/01/41 (h)		15	17,695
Los Angeles Community College District GO, 6.60%, 8/01/42		20	28,608
Los Angeles Department of Water & Power RB, 6.60%, 7/01/50		10	14,407
Massachusetts Clean Water Trust RB, 5.00%, 2/01/25-2/01/28		40	51,422
Massachusetts Development Finance Agency RB, 5.00%, 7/01/44		45	50,180
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board RB:
5.00%, 7/01/40 (h)		5	5,762
5.00%, 7/01/46		15	17,202
Metropolitan Transportation Authority RB:
6.69%, 11/15/40		10	13,752
6.81%, 11/15/40		20	27,817
Metropolitan Washington Airports Authority Dulles Toll Road Revenue RB, 7.46%, 10/01/46		10	14,045
Miami-Dade County Educational Facilities Authority RB, 5.07%, 4/01/50		15	16,643
Municipal Electric Authority of Georgia RB, 6.64%, 4/01/57		15	18,566
New Jersey Educational Facilities Authority RB, 5.00%, 7/01/23 (h)		15	18,787
New Jersey State Turnpike Authority RB, 7.41%, 1/01/40		23	34,435
New Orleans Aviation Board RB, 5.00%, 1/01/40		10	11,138
New York City Transitional Finance Authority Building Aid Revenue RB, 5.00%, 7/15/36		10	11,851
New York City Water & Sewer System RB:
5.75%, 6/15/41		10	13,242
5.38%, 6/15/43		95	110,705
5.50%, 6/15/43		115	134,659

Taxable Municipal Bonds		Par (000)	Value
5.88%, 6/15/44	USD	20	$27,241
New York State Dormitory Authority RB, 5.39%, 3/15/40		15	18,865
New York State Thruway Authority RB, 5.00%, 5/01/19-1/01/31		20	23,119
New York State Urban Development Corp. RB, 5.00%, 3/15/24-3/15/28		90	113,260
Orange County Local Transportation Authority RB, 6.91%, 2/15/41		25	35,112
Orange County Sanitation District RB, 5.00%, 2/01/35-2/01/36		20	24,471
Pennsylvania Economic Development Financing Authority RB, 5.00%, 12/31/38		20	22,454
Port Authority of New York & New Jersey RB, 4.96%, 8/01/46		30	34,958
Regents of the University of California Medical Center Pooled Revenue RB, 6.58%, 5/15/49		25	34,008
State of California GO:
7.50%, 4/01/34		20	29,118
7.55%, 4/01/39		10	15,274
4.99%, 4/01/39		15	15,736
7.60%, 11/01/40		85	131,661
State of Hawaii GO:
5.00%, 4/01/19-4/01/23		40	46,749
5.00%, 4/01/22 (h)		10	12,059
State of Illinois GO, 5.10%, 6/01/33		80	74,954
State of North Carolina GO, 5.00%, 6/01/25-6/01/26		65	84,135
State of Ohio GO, 5.00%, 12/15/23-9/15/25		80	100,989
State of Washington GO, 5.00%, 7/01/28		10	12,271
State of Wisconsin GO, 5.00%, 5/01/34		25	30,163
University of California RB, 4.86%, 5/15/12		15	15,433
University of Houston System RB, 3.25%, 2/15/19		10	10,611
Virginia Public School Authority RB, 5.00%, 8/01/25-8/01/27		15	19,324
Total Taxable Municipal Bonds — 3.1%			1,863,974

U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.2%
Fannie Mae, Series 2013-C01, Class M2, 5.68%, 10/25/23 (b)		115	119,231
Commercial Mortgage-Backed Securities — 0.1%
Freddie Mac:
Series K050, Class A2, 3.33%, 8/25/25 (b)		20	21,585
Series K052, Class A2, 3.15%, 11/25/25		14	14,752

			36,337
Interest Only Commercial Mortgage-Backed Securities — 0.1%
Fannie Mae:
Series 2013-M5, Class X2, 2.32%, 1/25/22 (b)		268	24,639
Series 2014-M13, Class X2, 0.14%, 2/25/24 (b)		1,864	20,674
Ginnie Mae, Series 2012-120, Class IO, 0.91%, 2/16/53 (b)		509	31,969

			77,282
Mortgage-Backed Securities — 37.1%
Fannie Mae Mortgage-Backed Securities:
2.35%, 8/01/38 (b)		53	56,294
2.50%, 4/01/30-4/01/31 (i)		4	5,221
2.83%, 3/01/41 (b)		37	39,101

10	BLACKROCK SERIES FUND, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Total Return Portfolio

U.S. Government Sponsored Agency Securities		Par (000)	Value
Mortgage-Backed Securities (continued)
2.88%, 3/01/41 (b)	USD	18	$18,915
3.00%, 11/01/26-4/01/46 (i)		2,063	2,135,762
3.16%, 12/01/40 (b)		45	46,850
3.35%, 6/01/41 (b)		44	45,801
3.50%, 7/01/26-4/01/46 (i)		2,385	2,526,621
3.51%, 9/01/41 (b)		29	30,294
4.00%, 2/01/25-4/01/46 (i)		1,825	1,974,947
4.50%, 2/01/25-4/01/46 (i)		1,601	1,739,926
5.00%, 9/01/33-4/01/46 (i)		695	769,698
5.50%, 2/01/35-4/01/46 (i)		466	527,472
6.00%, 2/01/17-4/01/46 (i)		316	362,844
6.50%, 5/01/40-4/01/46 (i)		154	178,207
Freddie Mac Mortgage-Backed Securities:
2.38%, 4/01/38 (b)		61	64,263
2.50%, 3/01/30-4/01/31 (i)		303	311,589
3.00%, 5/01/27-4/01/46 (b)(i)		1,224	1,265,834
3.50%, 4/01/31-4/01/46 (i)		2,381	2,500,543
4.00%, 8/01/40-4/01/46 (i)		1,022	1,093,474
4.50%, 2/01/39-4/01/46 (i)		519	565,416
5.00%, 8/01/40-4/01/46 (i)		353	388,027
5.50%, 6/01/41		89	99,770
6.00%, 6/01/35		70	79,188
Ginnie Mae Mortgage-Backed Securities:
3.00%, 7/20/45-4/15/46 (i)		1,003	1,039,679
3.50%, 12/20/41-4/15/46 (i)		1,685	1,782,791
4.00%, 12/20/40-4/15/46 (i)		1,421	1,521,990
4.50%, 12/20/39-4/15/46 (i)		609	666,181
5.00%, 7/15/39-4/15/46 (i)		383	423,213
5.50%, 5/20/36-4/15/46 (i)		206	230,862

			22,490,773
Total U.S. Government Sponsored Agency Securities — 37.5%			22,723,623

U.S. Treasury Obligations
U.S. Treasury Bonds, 2.88%, 8/15/45 (j)		1,474	1,550,359
U.S. Treasury Notes:
0.75%, 10/31/17		2,490	2,490,876
1.00%, 12/31/17 (j)		1,734	1,742,332
0.88%, 10/15/18		2,800	2,804,374
1.38%, 10/31/20-1/31/21 (j)		1,178	1,187,342
1.63%, 11/30/20-2/15/26 (j)		1,742	1,738,865
1.75%, 12/31/20		795	814,471
1.13%, 2/28/21 (j)		690	687,170
1.25%, 3/31/21 (j)		7	7,006
1.88%, 10/31/22		1,240	1,268,433
2.25%, 11/15/25		1,471	1,530,723
Total U.S. Treasury Obligations — 26.1%			15,821,951
Total Long-Term Investments (Cost — $68,403,675) — 114.0%			69,114,838

Short-Term Securities
Borrowed Bond Agreements — 6.4%(k)
BNP Paribas Securities Corp., 0.43%, Open (l) (Purchased on 3/28/16 to be repurchased at $51,627, collateralized by U.S. Treasury Notes, 2.13% due at 12/31/22, par and fair value of USD 50,000 and $51,938, respectively)		52	51,625

Short-Term Securities		Par (000)	Value
Borrowed Bond Agreements (concluded)(k)
BNP Paribas Securities Corp., 0.44%, Open (l) (Purchased on 3/28/16 to be repurchased at $28,176, collateralized by U.S. Treasury Notes, 1.38% due at 9/30/20, par and fair value of USD 28,000 and $28,234, respectively)	USD	28	$28,175
BNP Paribas Securities Corp., 0.48%, Open (l) (Purchased on 3/28/16 to be repurchased at $1,970,615, collateralized by U.S. Treasury Notes, 2.00% due at 8/15/25, par and fair value of USD 1,951,000 and $1,988,496, respectively)		1,971	1,970,510
Credit Suisse Securities (USA) LLC, 0.07%, Open (l) (Purchased on 3/24/16 to be repurchased at $66,131, collateralized by U.S. Treasury Bonds, 2.50% due at 2/15/46, par and fair value of USD 68,000 and $66,303, respectively)		66	66,130
Deutsche Bank Securities, Inc., 0.30%, Open (l) (Purchased on 3/28/16 to be repurchased at $184,999, collateralized by U.S. Treasury Bonds, 3.00% due at 11/15/45, par and fair value of USD 170,500 and $184,067, respectively)		185	184,993
Deutsche Bank Securities, Inc., 0.30%, Open (l) (Purchased on 3/29/16 to be repurchased at $27,250, collateralized by U.S. Treasury Bonds, 3.00% due at 5/15/45, par and fair value of USD 25,000 and $26,962, respectively)		27	27,250
Nomura Securities International, Inc., 0.00%, 4/01/16 (Purchased on 3/31/16 to be repurchased at $1,530,000, collateralized by U.S. Treasury Notes, 0.75% due at 2/28/18, par and fair value of USD 1,530,000 and $1,530,358, respectively)		1,530	1,530,000

			3,858,683

Money Market Funds		Shares
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.37% (m)		390,007	390,007
Total Short-Term Securities (Cost — $4,248,690) — 7.0%			4,248,690

Options Purchased
(Cost — $53,122) — 0.1%			50,254
Total Investments Before Borrowed Bonds and TBA Sale Commitments (Cost — $72,705,487*) — 121.1%			73,413,782

Borrowed Bonds		Par (000)
U.S. Treasury Obligations — (6.4)%
U.S. Treasury Bonds:
2.50%, 2/15/46	USD	68	(66,303)
3.00%, 5/15/45-11/15/45 (n)		196	(211,029)
U.S. Treasury Notes:
0.75%, 2/28/18		1,530	(1,530,358)

BLACKROCK SERIES FUND, INC.	MARCH 31, 2016	11

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Borrowed Bonds		Par (000)	Value
U.S. Treasury Obligations (concluded)
1.38%, 9/30/20 (n)	USD	28	$(28,234)
2.00%, 8/15/25		1,951	(1,988,496)
2.13%, 12/31/22		50	(51,938)
(Proceeds — $3,791,699) — (6.4)%			(3,876,358)

Options Written
(Premiums Received — $ 31,973) — (0.1)%			(40,819)

TBA Sale Commitments (i)
Fannie Mae Mortgage-Backed Securities:
3.00%, 4/01/46	USD	816	(837,037)
3.50%, 4/01/46		237	(248,489)
4.00%, 4/01/46		338	(361,132)
4.50%, 4/01/46		600	(652,875)
5.00%, 4/01/46		530	(586,313)

TBA Sale Commitments (i)		Par (000)	Value
5.50%, 4/01/46	USD	300	$(336,418)
6.00%, 4/01/46		100	(114,050)
6.50%, 4/01/46		100	(114,550)
Freddie Mac Mortgage-Backed Securities:
3.00%, 4/01/31-4/01/46		272	(280,071)
3.50%, 4/01/46		1,070	(1,120,033)
4.00%, 4/01/46		252	(268,951)
Ginnie Mae Mortgage-Backed Securities:
3.50%, 4/15/46		72	(76,095)
4.00%, 4/15/46		595	(636,022)
Total TBA Sale Commitments (Proceeds — $5,615,165) — (9.3)%			(5,632,036)
Total Investments Net of Borrowed Bonds and TBA Sale Commitments — 105.3%			63,864,569
Liabilities in Excess of Other Assets — (5.3)%			(3,210,994)

Net Assets — 100.0%			$60,653,575

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$72,765,295

Gross unrealized appreciation	$1,130,040
Gross unrealized depreciation	(481,553)

Net unrealized appreciation	$648,487

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(d)	During the period ended March 31, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2015	Shares Purchased	Shares Sold	Shares Held at March 31, 2016	Value at March 31, 2016	Income	Realized Loss
BlackRock Liquidity Funds, TempFund,
Institutional Class	667,056	—	(667,056)[1]	—	—	$ 533	—
iShares iBoxx $ High Yield Corporate Bond ETF	9,267	15,342	(9,267)	15,342	$1,253,288	3,266	$(66,462)
Total						$3,799	$(66,462)

[1]	Represents net shares sold.

(e)	Zero-coupon bond.

(f)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.

(g)	Non-income producing security.

(h)	When-issued security.

12	BLACKROCK SERIES FUND, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Total Return Portfolio

(i)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$(557,430)	$ 716
BNP Paribas Securities Corp.	$40,316	$ (34)
Citigroup Global Markets, Inc.	$(575,358)	$ 448
Credit Suisse Securities (USA) LLC	$98,772	$ 232
Deutsche Bank Securities, Inc.	$261,673	$ 481
Goldman Sachs & Co.	$(1,192,522)	$(1,097)
J.P. Morgan Securities LLC	$(2,145,907)	$ 730
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$(285,804)	$ (876)
Morgan Stanley & Co. LLC	$259,120	$ 58
Nomura Securities International, Inc.	$101,355	$ 246
RBC Capital Markets, LLC	$(31,904)	$ (50)
Wells Fargo Securities, LLC	$50,395	$ (58)

(j)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(k)	Certain agreements have no stated maturity and can be terminated by either party at any time.

(l)	The amount to be repurchased assumes the maturity will be the day after the period end.

(m)	Current yield as of period end.

(n)	All or a portion of security has been pledged as collateral in connection with outstanding borrowed bonds.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Reverse repurchase agreements

Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
Credit Suisse Securities (USA) LLC	0.50%	2/04/16	Open	$655,859	$656,378
J.P. Morgan Securities LLC	0.49%	3/31/16	4/01/16	1,744,838	1,744,861
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.00%	3/31/16	4/01/16	686,550	686,550
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.00%	3/31/16	4/01/16	1,081,141	1,081,141
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.65%	3/31/16	4/01/16	629,213	629,224
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.65%	3/31/16	4/01/16	1,545,753	1,545,781
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.65%	3/31/16	4/01/16	911,250	911,266
Total				$7,254,604	$7,255,201

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(1)	Euro-Bobl	June 2016	USD	149,179	$ 454
(2)	Euro-Bund	June 2016	USD	371,684	(821)
6	U.S. Treasury Bonds (30 Year)	June 2016	USD	986,625	(5,119)
14	U.S. Treasury Notes (10 Year)	June 2016	USD	1,825,469	4,567
18	U.S. Treasury Notes (2 Year)	June 2016	USD	3,937,500	10,943
28	U.S. Treasury Notes (5 Year)	June 2016	USD	3,392,594	5,028
8	U.S. Ultra Treasury Bonds	June 2016	USD	1,380,250	(9,255)
Total					$ 5,797

BLACKROCK SERIES FUND, INC.	MARCH 31, 2016	13

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	284,423	EUR	261,000	Morgan Stanley & Co. International PLC	4/05/16	$(12,614)
USD	47,069	MXN	855,000	Morgan Stanley & Co. International PLC	4/05/16	(2,396)
MXN	1,102,315	USD	63,857	Citibank N.A.	4/06/16	(91)
USD	60,395	MXN	1,102,315	Bank of America N.A.	4/06/16	(3,372)
PLN	216,961	USD	52,863	JPMorgan Chase Bank N.A.	4/15/16	5,271
PLN	219,894	USD	53,307	Royal Bank of Canada	4/15/16	5,613
USD	113,995	EUR	104,528	State Street Bank and Trust Co.	4/15/16	(5,000)
USD	115,973	PLN	464,661	HSBC Bank PLC	4/15/16	(8,531)
JPY	3,378,069	USD	30,000	HSBC Bank PLC	4/18/16	32
JPY	1,010,303	USD	8,947	Morgan Stanley & Co. International PLC	4/18/16	35
JPY	1,022,414	USD	9,054	Morgan Stanley & Co. International PLC	4/18/16	36
JPY	3,406,308	USD	30,000	Morgan Stanley & Co. International PLC	4/18/16	283
USD	30,000	KRW	35,922,000	HSBC Bank PLC	4/18/16	(1,397)
USD	30,000	KRW	35,602,500	JPMorgan Chase Bank N.A.	4/18/16	(1,117)
USD	18,000	KRW	21,526,200	JPMorgan Chase Bank N.A.	4/18/16	(814)
MXN	570,156	USD	31,563	JPMorgan Chase Bank N.A.	4/21/16	1,374
USD	39,676	MXN	716,578	State Street Bank and Trust Co.	4/21/16	(1,720)
USD	68,736	MXN	1,234,378	Barclays Bank PLC	4/22/16	(2,565)
USD	21,098	MXN	390,048	Citibank N.A.	4/28/16	(1,420)
USD	17,724	MXN	318,399	JPMorgan Chase Bank N.A.	4/28/16	(658)
USD	296,447	EUR	260,000	Morgan Stanley & Co. International PLC	5/04/16	290
USD	49,216	MXN	852,000	JPMorgan Chase Bank N.A.	5/04/16	57
USD	34,872	MXN	640,700	Morgan Stanley & Co. International PLC	5/04/16	(2,096)
USD	4,087	RUB	333,956	Morgan Stanley & Co. International PLC	5/20/16	(815)
USD	33,388	MXN	582,838	Citibank N.A.	5/23/16	(179)
USD	14,163	MXN	245,993	Bank of America N.A.	5/26/16	—
USD	70,000	CNH	462,700	Deutsche Bank AG	6/01/16	(1,387)
USD	210,000	CNH	1,391,336	UBS AG	6/01/16	(4,662)
USD	63,503	MXN	1,102,315	Citibank N.A.	6/06/16	98
USD	39,900	MXN	695,336	JPMorgan Chase Bank N.A.	6/06/16	(96)
AUD	390,000	USD	299,901	BNP Paribas S.A.	6/15/16	(2,014)
USD	309,341	AUD	410,000	Morgan Stanley & Co. International PLC	6/15/16	(3,822)
USD	292,993	AUD	390,000	Westpac Banking Corp.	6/15/16	(4,894)
USD	17,348	IDR	230,688,340	Deutsche Bank AG	6/16/16	171
USD	46,972	IDR	622,843,273	Deutsche Bank AG	6/16/16	595
USD	93,424	IDR	1,242,167,984	Deutsche Bank AG	6/16/16	932
CNH	664,800	USD	100,000	HSBC Bank PLC	7/29/16	2,246
USD	380,000	CNH	2,532,666	UBS AG	7/29/16	(9,523)
Total						$(54,150)

Exchange-Traded Options Purchased

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Euro Dollar 90-Day	Call	12/16/16	USD	99.13	48	$ 20,400

14	BLACKROCK SERIES FUND, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Total Return Portfolio

OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
USD Currency	Call	Goldman Sachs International	5/13/16	BRL	3.85	USD	21	$ 218
GBP Currency	Call	Deutsche Bank AG	7/22/16	USD	1.47	GBP	600	19,934
USD Currency	Call	HSBC Bank USA N.A.	7/29/16	CNH	6.75	USD	806	5,729
EUR Currency	Put	JPMorgan Chase Bank N.A.	7/22/16	USD	1.07	EUR	700	3,973
Total								$29,854

Exchange-Traded Options Written

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Value
Euro Dollar 90-Day	Call	USD	98.38	12/16/16	32	$(17,000)

OTC Options Written

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
GBP Currency	Call	Deutsche Bank AG	7/22/16	USD	1.56	GBP	600	$ (4,405)
GBP Currency	Call	Deutsche Bank AG	7/22/16	USD	1.53	GBP	600	(7,707)
GBP Currency	Call	JPMorgan Chase Bank N.A.	7/22/16	USD	1.50	GBP	550	(11,707)
Total								$(23,819)

Centrally Cleared Credit Default Swaps — Buy Protection

Index	Pay Fixed Rate	Expiration Date	Notional Amount (000)		Unrealized Depreciation
CDX.NA.HY Series 26 Version 1	5.00%	6/20/21	USD	284	$(3,437)

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Effective Date	Expiration Date	Notional Amount (000)		Unrealized Appreciation (Depreciation)
0.65%[1]	3-month LIBOR	N/A	11/26/16	USD	220	$ (204)
1.26%[1]	3-month LIBOR	N/A	1/12/17	USD	3,506	(19,180)
2.13%[2]	3-month LIBOR	N/A	8/25/25	USD	20	967
2.27%[1]	3-month LIBOR	N/A	9/11/25	USD	31	(1,874)
2.83%[2]	6-month Australian Bank Bill Rate	N/A	1/15/26	AUD	1,020	16,460
1.95%[1]	3-month LIBOR	N/A	1/19/26	USD	730	(23,687)
Total						$(27,518)

[1]	Fund pays the fixed rate and receives the floating rate.

[2]	Fund pays the floating rate and receives the fixed rate.

OTC Credit Default Swaps — Buy Protection

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	6/20/20	USD	66	$785	$490	$ 295
United Mexican States	1.00%	Bank of America N.A.	9/20/20	USD	66	1,045	741	304
21st Century Fox, Class A	1.00%	Barclays Bank PLC	12/20/20	USD	40	(1,151)	(556)	(595)
Loews Corp.	1.00%	Barclays Bank PLC	12/20/20	USD	35	(1,075)	(1,166)	91
Valero Energy Corp.	1.00%	Morgan Stanley Capital Services LLC	12/20/20	USD	35	499	816	(317)
HSBC Bank PLC	1.00%	Bank of America N.A.	6/20/21	EUR	230	677	14	663
HSBC Bank PLC	1.00%	Bank of America N.A.	6/20/21	EUR	74	218	(163)	381

BLACKROCK SERIES FUND, INC.	MARCH 31, 2016	15

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
HSBC Bank PLC	1.00%	Bank of America N.A.	6/20/21	EUR	58	$171	$(128)	$ 299
Standard Chartered PLC	1.00%	Bank of America N.A.	6/20/21	EUR	120	3,684	2,799	885
Standard Chartered PLC	1.00%	Bank of America N.A.	6/20/21	EUR	60	1,842	1,399	443
Standard Chartered PLC	1.00%	Bank of America N.A.	6/20/21	EUR	50	1,535	1,166	369
Standard Chartered PLC	1.00%	Bank of America N.A.	6/20/21	EUR	20	614	466	148
Standard Chartered PLC	1.00%	BNP Paribas S.A.	6/20/21	EUR	81	2,487	4,461	(1,974)
Standard Chartered PLC	1.00%	BNP Paribas S.A.	6/20/21	EUR	18	553	507	46
Standard Chartered PLC	1.00%	BNP Paribas S.A.	6/20/21	EUR	13	399	366	33
HSBC Bank PLC	1.00%	Citibank N.A.	6/20/21	EUR	189	557	2,001	(1,444)
HSBC Bank PLC	1.00%	Citibank N.A.	6/20/21	EUR	110	324	1,040	(716)
HSBC Bank PLC	1.00%	Citibank N.A.	6/20/21	EUR	80	236	(194)	430
HSBC Bank PLC	1.00%	Citibank N.A.	6/20/21	EUR	39	115	(95)	210
HSBC Bank PLC	1.00%	Citibank N.A.	6/20/21	EUR	28	82	(68)	150
HSBC Bank PLC	1.00%	Citibank N.A.	6/20/21	EUR	20	59	(49)	108
HSBC Bank PLC	1.00%	Citibank N.A.	6/20/21	EUR	20	59	(49)	108
HSBC Bank PLC	1.00%	Citibank N.A.	6/20/21	EUR	10	30	(24)	54
Standard Chartered PLC	1.00%	Citibank N.A.	6/20/21	EUR	110	3,377	5,394	(2,017)
Standard Chartered PLC	1.00%	Citibank N.A.	6/20/21	EUR	80	2,456	3,923	(1,467)
HSBC Bank PLC	1.00%	Credit Suisse International	6/20/21	EUR	172	507	817	(310)
HSBC Bank PLC	1.00%	JPMorgan Chase Bank N.A.	6/20/21	EUR	120	354	(502)	856
HSBC Bank PLC	1.00%	JPMorgan Chase Bank N.A.	6/20/21	EUR	117	345	(149)	494
HSBC Bank PLC	1.00%	JPMorgan Chase Bank N.A.	6/20/21	EUR	3	8	(13)	21
Standard Chartered PLC	1.00%	JPMorgan Chase Bank N.A.	6/20/21	EUR	120	3,684	6,610	(2,926)
Republic of South Africa	1.00%	Bank of America N.A.	6/20/21	USD	25	2,391	2,723	(332)
Federation of Malaysia	1.00%	Barclays Bank PLC	6/20/21	USD	73	1,884	2,062	(178)
Republic of South Africa	1.00%	Barclays Bank PLC	6/20/21	USD	60	5,740	6,796	(1,056)
Republic of South Africa	1.00%	Barclays Bank PLC	6/20/21	USD	30	2,870	3,166	(296)
Australia & New Zealand Banking Group Ltd.	1.00%	BNP Paribas S.A.	6/20/21	USD	371	3,637	4,178	(541)
Australia & New Zealand Banking Group Ltd.	1.00%	BNP Paribas S.A.	6/20/21	USD	17	169	194	(25)
Republic of South Africa	1.00%	BNP Paribas S.A.	6/20/21	USD	15	1,435	1,633	(198)
Republic of South Africa	1.00%	BNP Paribas S.A.	6/20/21	USD	15	1,435	1,720	(285)
Republic of South Africa	1.00%	Citibank N.A.	6/20/21	USD	17	1,626	1,815	(189)
Republic of South Africa	1.00%	Citibank N.A.	6/20/21	USD	1	96	108	(12)
Australia & New Zealand Banking Group Ltd.	1.00%	Deutsche Bank AG	6/20/21	USD	370	3,623	4,046	(423)
Australia & New Zealand Banking Group Ltd.	1.00%	Deutsche Bank AG	6/20/21	USD	84	826	1,562	(736)
Commonwealth Bank of Australia	1.00%	Deutsche Bank AG	6/20/21	USD	120	1,168	1,236	(68)
Commonwealth Bank of Australia	1.00%	Deutsche Bank AG	6/20/21	USD	88	858	1,634	(776)
Commonwealth Bank of Australia	1.00%	Deutsche Bank AG	6/20/21	USD	32	309	586	(277)
Australia & New Zealand Banking Group Ltd.	1.00%	Goldman Sachs International	6/20/21	USD	36	350	662	(312)
Republic of South Africa	1.00%	Goldman Sachs International	6/20/21	USD	15	1,435	1,723	(288)
Republic of South Africa	1.00%	HSBC Bank PLC	6/20/21	USD	15	1,435	1,679	(244)
Republic of South Africa	1.00%	HSBC Bank PLC	6/20/21	USD	15	1,435	1,734	(299)
Australia & New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	247	2,420	2,691	(271)
Australia & New Zealand Banking Group Ltd.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	79	772	864	(92)

16	BLACKROCK SERIES FUND, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Issuer	Pay Fixed Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Commonwealth Bank of Australia	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	140	$ 1,360	$ 1,466	$ (106)
National Australia Bank Ltd.	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	120	1,422	1,317	105
Republic of South Africa	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	40	3,826	4,307	(481)
Republic of the Philippines	1.00%	JPMorgan Chase Bank N.A.	6/20/21	USD	66	163	372	(209)
CMBX.NA Series 8 AAA	0.50%	Credit Suisse International	10/17/57	USD	20	900	901	(1)
Total						$68,061	$81,029	$(12,968)

OTC Credit Default Swaps — Sell Protection

Issuer/Index	Receive Fixed Rate	Counterparty	Expiration Date	Credit Rating[1]	Notional Amount (000)[2]		Value	Premiums Received	Unrealized Appreciation (Depreciation)
Transocean Ltd.	1.00%	Goldman Sachs International	6/20/19	BB+	USD	50	$(15,322)	$ (1,010)	$(14,312)
Transocean Ltd.	1.00%	Goldman Sachs International	6/20/19	BB+	USD	10	(3,065)	(202)	(2,863)
Transocean Ltd.	1.00%	Bank of America N.A.	12/20/19	BB+	USD	15	(5,377)	(901)	(4,476)
Transocean Ltd.	1.00%	Bank of America N.A.	12/20/19	BB+	USD	10	(3,585)	(581)	(3,004)
Transocean Ltd.	1.00%	Bank of America N.A.	12/20/19	BB+	USD	10	(3,585)	(567)	(3,018)
United Mexican States	1.00%	Bank of America N.A.	6/20/20	BBB+	USD	66	(784)	(567)	(217)
United Mexican States	1.00%	JPMorgan Chase Bank N.A.	9/20/20	BBB+	USD	66	(1,045)	(645)	(400)
Federative Republic of Brazil	1.00%	Barclays Bank PLC	6/20/21	BB	USD	73	(8,541)	(8,351)	(190)
Republic of Indonesia	1.00%	Barclays Bank PLC	6/20/21	BB+	USD	18	(827)	(926)	99
CMBX.NA Series 3 AM	0.50%	Credit Suisse International	12/13/49	BBB	USD	200	(4,022)	(18,312)	14,290
CMBX.NA Series 4 AM	0.50%	Deutsche Bank AG	2/17/51	BB	USD	50	(1,401)	(6,918)	5,517
CMBX.NA Series 8 BBB-	3.00%	Barclays Bank PLC	10/17/57	Not Rated	USD	10	(1,733)	(1,060)	(673)
CMBX.NA Series 8 BBB-	3.00%	Credit Suisse International	10/17/57	Not Rated	USD	10	(1,733)	(1,057)	(676)
Total							$(51,020)	$(41,097)	$ (9,923)

[1]	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.

[2]	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps
Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
6.44%[1]	1-day COOIS	Credit Suisse International	5/23/16	COP	501,570	$128	—	$ 128
6.64%[1]	1-day COOIS	Credit Suisse International	8/22/16	COP	336,419	145	—	145
1.92%[1]	3-month KRW Certificate of Deposit	Deutsche Bank AG	11/10/17	KRW	100,213	707	$216	491
1.69%[2]	3-month KRW Certificate of Deposit	Deutsche Bank AG	11/10/17	KRW	100,213	(360)	—	(360)
2.26%[1]	7-day China Fixing Repo Rates	Deutsche Bank AG	11/12/17	CNY	515	(2)	—	(2)
4.30%[2]	28-day MXIBTIIE	Bank of America N.A.	12/18/17	MXN	2,236	557	2	555
4.55%[2]	28-day MXIBTIIE	Barclays Bank PLC	3/21/18	MXN	408	24	6	18
4.85%[2]	28-day MXIBTIIE	Bank of America N.A.	11/01/18	MXN	358	(60)	1	(61)
2.57%[1]	3-month LIBOR	Deutsche Bank AG	10/27/20	USD	200	14,799	—	14,799
5.41%[1]	28-day MXIBTIIE	Goldman Sachs International	1/01/21	MXN	1,233	542	(11)	553

BLACKROCK SERIES FUND, INC.	MARCH 31, 2016	17

Schedule of Investments (continued)	BlackRock Total Return Portfolio

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
11.41%[2]	1-day BZDIOVER	Bank of America N.A.	1/04/21	BRL	82	$ 3,077	—	$ 3,077
12.05%[1]	1-day BZDIOVER	Bank of America N.A.	1/04/21	BRL	43	(1,166)	—	(1,166)
11.84%[1]	1-day BZDIOVER	HSBC Bank PLC	1/04/21	BRL	29	(876)	—	(876)
11.72%[1]	1-day BZDIOVER	JPMorgan Chase Bank N.A.	1/04/21	BRL	9	(305)	—	(305)
3.27%[2]	3-month LIBOR	Deutsche Bank AG	5/16/21	USD	210	(24,190)	—	(24,190)
3.25%[2]	3-month LIBOR	UBS AG	7/05/21	USD	300	(33,332)	—	(33,332)
2.16%[2]	3-month LIBOR	Bank of America N.A.	5/28/23	USD	100	(5,792)	—	(5,792)
2.32%[1]	3-month LIBOR	Bank of America N.A.	5/31/23	USD	200	13,903	—	13,903
2.31%[2]	3-month LIBOR	Deutsche Bank AG	5/31/23	USD	100	(6,897)	—	(6,897)
5.84%[1]	28-day MXIBTIIE	Deutsche Bank AG	11/14/24	MXN	544	(157)	$ (3)	(154)
5.85%[1]	28-day MXIBTIIE	Deutsche Bank AG	11/14/24	MXN	237	(60)	(1)	(59)
5.73%[2]	28-day MXIBTIIE	Bank of America N.A.	1/03/25	MXN	336	275	5	270
5.55%[1]	28-day MXIBTIIE	Bank of America N.A.	1/13/25	MXN	244	(385)	(1)	(384)
5.56%[1]	28-day MXIBTIIE	Goldman Sachs International	1/13/25	MXN	577	(897)	(2)	(895)
6.43%[1]	28-day MXIBTIIE	Bank of America N.A.	6/06/25	MXN	262	491	(4)	495
6.33%[1]	28-day MXIBTIIE	Citibank N.A.	6/09/25	MXN	131	191	(1)	192
6.33%[1]	28-day MXIBTIIE	Citibank N.A.	7/17/25	MXN	316	462	(2)	464
6.32%[1]	28-day MXIBTIIE	Morgan Stanley Capital Services LLC	7/17/25	MXN	633	915	(3)	918
6.31%[2]	28-day MXIBTIIE	Bank of America N.A.	8/11/25	MXN	318	(440)	2	(442)
6.31%[2]	28-day MXIBTIIE	Bank of America N.A.	8/11/25	MXN	318	(440)	2	(442)
6.31%[2]	28-day MXIBTIIE	Deutsche Bank AG	8/11/25	MXN	1,180	(1,623)	6	(1,629)
6.27%[1]	28-day MXIBTIIE	Bank of America N.A.	12/05/25	MXN	36	38	(1)	39
Total						$(40,728)	$211	$(40,939)

1 Fund pays the floating rate and receives the fixed rate.

2 Fund pays the fixed rate and receives the floating rate.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

18	BLACKROCK SERIES FUND, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock Total Return Portfolio

As of period end, the following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$4,236,901	$1,131,239	$5,368,140
Corporate Bonds	—	15,201,473	—	15,201,473
Foreign Agency Obligations	—	148,770	—	148,770
Foreign Government Obligations	—	1,699,168	—	1,699,168
Investment Companies	$1,253,288	—	—	1,253,288
Non-Agency Mortgage-Backed Securities	—	4,372,494	367,413	4,739,907
Other Interests	—	—	39	39
Preferred Securities	279,888	14,617	—	294,505
Taxable Municipal Bonds	—	1,863,974	—	1,863,974
U.S. Government Sponsored Agency Securities	—	22,723,623	—	22,723,623
U.S. Treasury Obligations	—	15,821,951	—	15,821,951
Short-Term Securities:
Borrowed Bond Agreements	—	3,858,683	—	3,858,683
Money Market Funds	390,007	—	—	390,007
Options Purchased:
Foreign Currency Exchange Contracts	—	29,854	—	29,854
Interest Rate Contracts	20,400	—	—	20,400
Liabilities:
Investments:
Borrowed Bonds	—	(3,876,358)	—	(3,876,358)
TBA Sale Commitments	—	(5,632,036)	—	(5,632,036)
Total	$1,943,583	$60,463,114	$1,498,691	$63,905,388

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Credit contracts	—	$26,399	—	$26,399
Foreign currency exchange contracts	—	17,033	—	17,033
Interest rate contracts	$20,992	53,474	—	74,466
Liabilities:
Credit contracts	—	(52,727)	—	(52,727)
Foreign currency exchange contracts	—	(95,002)	—	(95,002)
Interest rate contracts	(32,195)	(121,931)	—	(154,126)
Total	$(11,203)	$(172,754)	—	$(183,957)

[1]    Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and option written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument and option written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial reporting purposes.

As of March 31, 2016, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for centrally cleared swaps	$32,500	—	—	$32,500
Foreign currency at value	30,420	—	—	30,420
Liabilities:
Bank overdraft	—	$(6,732)	—	(6,732)
Reverse repurchase agreements	—	(7,255,201)	—	(7,255,201)
Total	$62,920	$(7,261,933)	—	$(7,199,013)

During the period ended March 31, 2016, there were no transfers between Level 1 and Level 2.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2016	19

Schedule of Investments (concluded)	BlackRock Total Return Portfolio

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Non-Agency Mortgage-Backed Securities	Other Interests	Total
Assets:
Opening Balance, as of December 31, 2015	$984,971	$498,310	$39	$1,483,320
Transfers into Level 3	—	—	—	—
Transfers out of Level 3[1]	(49,960)	(179,434)	—	(229,394)
Accrued discounts/premiums	280	267	—	547
Net realized gain (loss)	519	2,098	—	2,617
Net change in unrealized appreciation (depreciation)[2]	(10,319)	2,878	—	(7,441)
Purchases	244,352	96,563	—	340,915
Sales	(38,604)	(53,269)	—	(91,873)

Closing Balance, as of March 31, 2016	$1,131,239	$367,413	$39	$1,498,691

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2016[2]	$(10,318)	$(1,922)	—	$(12,240)

[1]

As of December 31, 2015, the Fund used significant unobservable inputs in determining the value of certain investments. As of March 31, 2016, the Fund used observable inputs in determining the value of the same investments. As a result, investments with a beginning of period value of $229,394 transferred from Level 3 to Level 2 in the disclosure hierarchy.

[2]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments still held at March 31, 2016 is generally due to investments no longer held or categorized as level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

20	BLACKROCK SERIES FUND, INC.	MARCH 31, 2016

Schedule of Investments March 31, 2016 (Unaudited)	BlackRock U.S. Government Bond Portfolio
(Percentages shown are based on Net Assets)

Asset-Backed Securities		Par (000)	Value
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class A1L, 1.72%, 8/15/25 (a)(b)	USD	500	$491,588
Invitation Homes Trust, Series 2014-SFR3, Class A, 1.64%, 12/17/31		100	97,931
OCP CLO Ltd., Series 2012-2A, Class A2, 2.10%, 11/22/23 (a)(b)		553	552,713
Progress Residential Trust, Series 2015-SFR1, Class A, 1.84%, 2/17/32 (a)(b)		400	394,747
SMB Private Education Loan Trust, Series 2015-C, Class A3, 2.39%, 8/15/24 (a)(b)		100	96,973
Tricon American Homes Trust, Series 2015-SFR1, Class A, 1.68%, 5/17/32 (a)(b)		200	194,847
Washington Mill CLO Ltd., Series 2014-1A, Class A1, 2.12%, 4/20/26 (a)(b)		400	395,440
Total Asset-Backed Securities — 3.4%			2,224,239

Corporate Bonds
Banks — 3.5%
Bank of Nova Scotia, 1.75%, 3/22/17 (a)		470	474,161
Bank of Scotland PLC, 5.25%, 2/21/17 (a)		150	155,226
Toronto-Dominion Bank, 1.50%, 3/13/17 (a)		1,630	1,636,828
Total Corporate Bonds — 3.5%			2,266,215

Foreign Government Obligations — 0.3%
Mexico — 0.3%
United Mexican States, 8.00%, 12/07/23	MXN	3,200	210,691

Non-Agency Mortgage-Backed Securities
Commercial Mortgage-Backed Securities — 3.1%
Banc of America Commercial Mortgage Trust, Series 2007-1, Class A4, 5.45%, 1/15/49	USD	350	357,357
BHMS Mortgage Trust, Series 2014-ATLS, Class AFL, 1.94%, 7/05/33 (a)(b)		600	596,906
Commercial Mortgage Pass-Through Certificates, Series 2015-CR25, Class A4, 3.76%, 8/10/48		300	322,175
GAHR Commercial Mortgage Trust, Series 2015-NRF, Class AFL1, 1.74%, 12/15/16 (a)(b)		793	785,850

			2,062,288

Non-Agency Mortgage-Backed Securities		Par (000)	Value
Interest Only Commercial Mortgage-Backed Securities — 2.9%
Commercial Mortgage Pass-Through Certificates:
Series 2013-CR7, Class XA, 1.49%, 3/10/46 (b)	USD	2,741	$176,902
Series 2014-CR14, Class XA, 0.86%, 2/10/47 (b)		1,094	41,438
Series 2015-CR22, Class XA, 1.03%, 3/10/48 (b)		1,887	114,936
Series 2015-CR24, Class XA, 0.89%, 8/10/55 (b)		1,193	74,841
Series 2015-CR25, Class XA, 0.97%, 8/10/48 (b)		1,793	120,986
Series 2015-LC21, Class XA, 0.88%, 7/10/48 (b)		5,963	306,920
Commercial Mortgage Trust:
Series 2015-DC1, Class XA, 1.18%, 2/10/48 (b)		2,903	200,981
Series 2015-LC19, Class XA, 1.23%, 2/10/48 (b)		1,290	104,540
Core Industrial Trust:
Series 2015-CALW, Class XA, 0.81%, 2/10/34 (a)(b)		3,120	131,005
Series 2015-TEXW, Class XA, 0.77%, 2/10/34 (a)(b)		2,600	104,701
Series 2015-WEST, Class XA, 0.93%, 2/10/37 (a)(b)		1,300	90,609
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class XA, 0.97%, 4/15/50 (b)		2,088	124,098
FREMF Mortgage Trust, Series 2015-K718, Class X2A, 0.10%, 2/25/22 (a)(b)		18,803	90,533
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class XA, 1.15%, 10/15/48 (b)		599	47,273
Wells Fargo Commercial Mortgage Trust, Series 2015-C30, Class XA, 1.03%, 9/15/58 (b)		995	68,239
WF-RBS Commercial Mortgage Trust, Series 2014-LC14, Class XA, 1.42%, 3/15/47 (b)		1,241	84,160

			1,882,162
Total Non-Agency Mortgage-Backed Securities — 6.0%			3,944,450

U.S. Government Sponsored Agency Securities
Agency Obligations — 3.9%
Fannie Mae, 5.50%, 3/01/20		37	37,858
Federal Home Loan Bank, 4.00%, 4/10/28		400	460,822
Freddie Mac, 6.25%, 7/15/32		1,400	2,047,072

			2,545,752

Portfolio Abbreviations
AUD	Australian Dollar	INR	Indian Rupee	RUB	Russian Rubie
BRL	Brazillian Real	KRW	South Korean Won	SAR	Saudi Arabian Riyal
CNH	Chinese Yuan Offshore	LIBOR	London Interbank Offered Rate	TBA	To-be-announced
CLO	Collateralized Loan Obligation	MXIBTIIE	Mexico Interbank TIIE 28 Day	TRY	Turkish Lira
CLP	Chilean Peso	MXN	Mexcian Peso	USD	U.S. Dollar
COP	Colombian Peso	OTC	Over-the-counter	ZAR	South African Rand
EUR	Euro	PLN	Polish Zloty

BLACKROCK SERIES FUND, INC.	MARCH 31, 2016	1

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

U.S. Government Sponsored Agency Securities		Par (000)	Value
Collateralized Mortgage Obligations — 0.4%
Ginnie Mae, Series 2014-107, Class WX, 6.83%, 7/20/39 (b)	USD	211	$250,802
Interest Only Commercial Mortgage-Backed Securities — 0.2%
Freddie Mac:
Series K043, Class X1, 0.55%, 12/25/24 (b)		2,593	104,192
Series K718, Class X1, 0.65%, 1/25/22 (b)		333	10,562
Ginnie Mae:
Series 2002-83, Class IO, 0.00%, 10/16/42 (b)		491	—
Series 2003-109, Class IO, 0.00%, 3/16/43-11/16/43 (b)		2,449	14

			114,768
Mortgage-Backed Securities — 106.3%
Fannie Mae Mortgage-Backed Securities:
2.50%, 4/01/30-4/01/31 (c)		872	896,263
2.83%, 3/01/41 (b)		55	58,651
2.84%, 3/01/44 (b)		149	154,094
2.88%, 3/01/41 (b)		36	37,831
3.00%, 11/01/26-4/01/46 (c)		17,329	17,803,276
3.16%, 12/01/40 (b)		59	61,426
3.35%, 6/01/41 (b)		87	91,602
3.50%, 7/01/26-4/01/46 (c)		7,350	7,756,495
3.51%, 9/01/41 (b)		57	60,588
4.00%, 2/01/25-4/01/46 (c)		4,578	4,913,600
4.50%, 6/01/26-4/01/46 (c)		1,718	1,879,765
5.00%, 4/01/31-4/01/46 (c)		4,736	5,151,391
5.50%, 11/01/21-4/01/46 (c)		648	725,961
6.00%, 4/01/35-4/01/46 (c)		828	947,727
6.50%, 5/01/40		433	501,287
Freddie Mac Mortgage-Backed Securities:
2.50%, 3/01/30-4/01/31 (c)		714	733,803
2.78%, 10/01/45 (b)		189	195,049
2.81%, 5/01/45 (b)		339	351,146
2.82%, 5/01/45 (b)		768	795,809
3.00%, 5/01/27-4/01/46 (b)(c)		5,677	5,834,795
3.50%, 4/01/31-4/01/46 (c)		2,135	2,246,062
4.00%, 8/01/40-4/01/46 (c)		2,356	2,518,406
4.50%, 2/01/39-4/01/46 (c)		1,476	1,605,575
5.00%, 8/01/40-4/01/46 (c)		1,029	1,131,421
5.50%, 6/01/41-4/01/46 (c)		383	427,196
8.00%, 3/01/30-6/01/31		18	18,583
Ginnie Mae Mortgage-Backed Securities:
3.00%, 7/20/45-4/15/46 (c)		1,929	1,998,883
3.50%, 12/20/41-4/15/46 (c)		3,611	3,817,511
4.00%, 10/20/40-4/15/46 (c)		4,409	4,715,453
4.50%, 12/20/39-4/15/46 (c)		1,896	2,072,396
5.00%, 7/15/39-12/15/40		119	132,527

			69,634,572
Total U.S. Government Sponsored Agency Securities — 110.8%			72,545,894

U.S. Treasury Obligations
U.S. Treasury Bonds:
2.88%, 8/15/45 (d)		5,276	5,550,113
3.00%, 11/15/45		312	336,826
U.S. Treasury Notes:
0.88%, 6/15/17 (d)		4,350	4,360,705
0.75%, 10/31/17-1/31/18		3,920	3,921,380
0.63%, 11/30/17		8,460	8,446,447

U.S. Treasury Obligations		Par (000)	Value
1.00%, 12/31/17 (d)	USD	1,721	$1,729,269
1.25%, 10/30/18-3/31/21 (d)		691	698,580
1.63%, 3/31/19-2/15/26 (d)		3,658	3,713,196
1.50%, 10/31/19 (d)		1,105	1,124,036
1.38%, 10/31/20 (d)		2,085	2,101,697
1.75%, 12/31/20 (d)		722	739,683
1.88%, 10/31/22		2,400	2,455,032
2.50%, 8/15/23 (d)		1,255	1,337,408
2.38%, 8/15/24 (d)		1,218	1,283,127
2.00%, 8/15/25		1,590	1,620,558
2.25%, 11/15/25		1,428	1,486,075
Total U.S. Treasury Obligations — 62.5%			40,904,132
Total Long-Term Investments (Cost — $120,700,028) — 186.5%			122,095,621

Short-Term Securities
Borrowed Bond Agreements — 0.1% (e)
BNP Paribas Securities Corp., 0.28%, Open (f) (Purchased on 3/28/16 to be repurchased at $54,069, collateralized by U.S. Treasury Notes, 1.38% due at 1/31/21, par and fair value of USD 54,000 and $54,388, respectively)		54	54,067
Deutsche Bank Securities, Inc., 0.43%, Open (f) (Purchased on 9/16/15 to be repurchased at $49,993, collateralized by U.S. Treasury Notes, 1.00% due at 8/15/18, par and fair value of USD 50,000 and $50,232, respectively)		50	49,875

			103,942
		Shares
Money Market Funds — 0.6%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.37% (g)(h)		369,765	369,765
Total Short-Term Securities (Cost — $473,707) — 0.7%			473,707

Options Purchased
(Cost — $22,884) — 0.0%			25,664
Total Investments Before Options Written, Borrowed Bonds and TBA Sale Commitments (Cost — $121,196,619*) — 187.2%			122,594,992

Options Written
(Premiums Received — $ 71,920) — (0.1)%			(66,758)

Borrowed Bonds		Par (000)
U.S. Treasury Obligations — (0.1)%
U.S. Treasury Notes:
1.00%, 8/15/18	USD	50	(50,232)
1.38%, 1/31/21		54	(54,388)
(Proceeds — $104,136) — (0.1)%			(104,620)

2	BLACKROCK SERIES FUND, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

TBA Sale Commitments (c)		Par (000)	Value
Fannie Mae Mortgage-Backed Securities:
2.50%, 4/01/31	USD	722	$(741,178)
3.00%, 4/01/46		14,100	(14,449,804)
3.50%, 4/01/31-4/01/46		3,933	(4,135,757)
4.00%, 4/01/46		1,831	(1,956,309)
4.50%, 4/01/46		1,656	(1,801,935)
5.00%, 4/01/46		1,800	(1,991,250)
5.50%, 4/01/46		500	(560,696)
6.00%, 4/01/46		200	(228,100)
Freddie Mac Mortgage-Backed Securities:
2.50%, 4/01/31		197	(202,229)
3.00%, 4/01/31-4/01/46		4,157	(4,262,651)
4.00%, 4/01/46		1,131	(1,207,077)
5.50%, 4/01/46		60	(66,675)
Ginnie Mae Mortgage-Backed Securities:
3.00%, 4/15/46		499	(516,353)
3.50%, 4/15/46		990	(1,046,135)
4.00%, 4/15/46		2,900	(3,099,941)
Total TBA Sale Commitments (Proceeds — $36,143,961) — (55.4)%			(36,266,090)
Total Investments Net of Options Written, Borrowed Bonds and TBA Sale Commitments — 131.6%			86,157,524
Liabilities in Excess of Other Assets — (31.6)%			(20,680,252)

Net Assets — 100.0%			$65,477,272

Notes to Schedule of Investments

*	As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$121,338,853

Gross unrealized appreciation	$1,462,116
Gross unrealized depreciation	(205,977)

Net unrealized appreciation	$1,256,139

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Variable rate security. Rate as of period end.
(c)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	$(1,818,060)	$2,385
BNP Paribas Securities Corp.	$171,344	$ (144)
Citigroup Global Markets, Inc.	$(1,799,353)	$2,179
Credit Suisse Securities (USA) LLC	$1,764,033	$1,639
Deutsche Bank Securities, Inc.	$845,492	$1,407
Goldman Sachs & Co.	$2,318,479	$5,141
J.P. Morgan Securities LLC	$(3,069,479)	$7,360
Merrill Lynch, Pierce, Fenner & Smith, Inc.	$(1,837,299)	$4,260
Morgan Stanley & Co. LLC	$2,820,116	$ 227
Nomura Securities International, Inc.	$(497,295)	$3,517
RBC Capital Markets, LLC	$(65,953)	$ (190)
Wells Fargo Securities, LLC	$485,159	$ 949

(d)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements. (e) Certain agreements have no stated maturity and can be terminated by either party at any time.
(f)	The amount to be repurchased assumes the maturity will be the day after the period end.
(g)	During the period ended March 31, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at December 31, 2015	Net Activity	Shares Held at March 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	—	369,765	369,765	$1,040

BLACKROCK SERIES FUND, INC.	MARCH 31, 2016	3

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

(h)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Reverse repurchase agreements
Counterparty	Interest Rate	Trade Date	Maturity Date[1]	Face Value	Face Value Including Accrued Interest
BNP Paribas Securities Corp.	0.09%	6/10/15	Open	$4,377,000	$4,380,228
BNP Paribas Securities Corp.	0.20%	6/10/15	Open	1,219,999	1,221,999
Credit Suisse Securities (USA) LLC	0.50%	2/04/16	Open	1,594,260	1,595,522
Credit Suisse Securities (USA) LLC	0.53%	2/16/16	Open	741,855	742,346
Credit Suisse Securities (USA) LLC	0.37%	3/15/16	Open	685,100	685,213
Credit Suisse Securities (USA) LLC	0.47%	3/15/16	Open	1,536,981	1,537,302
Credit Suisse Securities (USA) LLC	0.47%	3/15/16	Open	1,118,813	1,119,046
Credit Suisse Securities (USA) LLC	0.47%	3/15/16	Open	1,319,319	1,319,594
Deutsche Bank Securities, Inc.	0.40%	3/18/16	Open	5,513,838	5,514,696
J.P. Morgan Securities LLC	0.49%	3/31/16	4/01/16	1,731,756	1,731,780
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.00%	3/31/16	4/01/16	580,413	580,413
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.65%	3/31/16	4/01/16	679,150	679,162
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.65%	3/31/16	4/01/16	1,215,000	1,215,022
Total				$22,313,484	$22,322,323

[1]	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value		Unrealized Appreciation (Depreciation)
(4)	Euro Dollar Futures	June 2016	USD	993,100	$ (2,949)
(9)	U.S. Treasury Bonds (30 Year)	June 2016	USD	1,479,938	2,738
(15)	U.S. Treasury Notes (10 Year)	June 2016	USD	1,955,859	(11,637)
(47)	U.S. Treasury Notes (2 Year)	June 2016	USD	10,281,250	(19,624)
(4)	U.S. Treasury Notes (5 Year)	June 2016	USD	484,656	(4,530)
(3)	U.S. Ultra Treasury Bonds	June 2016	USD	517,594	1,805
57	Euro Dollar Futures	December 2016	USD	14,132,438	32,422
(35)	Euro Dollar Futures	December 2017	USD	8,659,438	(36,160)
Total					$ (37,935)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	145,322	USD	8,000	Deutsche Bank AG	4/01/16	$ 410
USD	8,000	MXN	143,794	Citibank N.A.	4/01/16	(322)
USD	10,600	RUB	752,706	Deutsche Bank AG	4/01/16	(600)
USD	8,000	ZAR	128,729	JPMorgan Chase Bank N.A.	4/01/16	(718)
ZAR	125,596	USD	8,000	Bank of America N.A.	4/01/16	505
BRL	9,217	USD	2,467	BNP Paribas S.A.	4/04/16	93
EUR	32,219	RUB	2,508,230	Citibank N.A.	4/04/16	(622)

4	BLACKROCK SERIES FUND, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
RUB	609,623	EUR	7,219	BNP Paribas S.A.	4/04/16	$ 848
RUB	2,099,250	EUR	25,000	Deutsche Bank AG	4/04/16	2,757
USD	2,467	BRL	9,925	BNP Paribas S.A.	4/04/16	(290)
MXN	173,905	USD	10,000	BNP Paribas S.A.	4/05/16	61
USD	10,000	MXN	173,600	Goldman Sachs International	4/05/16	(43)
USD	179,386	MXN	3,259,000	Morgan Stanley & Co. International PLC	4/05/16	(9,158)
RUB	580,160	USD	8,000	Deutsche Bank AG	4/07/16	617
USD	8,000	RUB	573,280	Deutsche Bank AG	4/07/16	(515)
USD	17,000	ZAR	262,950	Bank of America N.A.	4/11/16	(772)
USD	9,500	ZAR	146,986	Bank of America N.A.	4/11/16	(434)
ZAR	409,671	USD	26,500	BNP Paribas S.A.	4/11/16	1,188
INR	612,720	USD	9,000	JPMorgan Chase Bank N.A.	4/12/16	231
USD	9,000	INR	606,420	JPMorgan Chase Bank N.A.	4/12/16	(136)
TRY	28,486	USD	10,000	BNP Paribas S.A.	4/13/16	71
CLP	5,324,514	USD	7,800	BNP Paribas S.A.	4/14/16	138
CLP	3,520,764	USD	5,200	Credit Suisse International	4/14/16	49
EUR	10,000	USD	11,052	Goldman Sachs International	4/14/16	332
USD	9,100	CLP	6,226,948	Credit Suisse International	4/14/16	(184)
USD	3,900	CLP	2,666,937	Credit Suisse International	4/14/16	(76)
USD	10,846	EUR	10,000	UBS AG	4/14/16	(538)
RUB	433,980	USD	6,000	Deutsche Bank AG	4/15/16	430
RUB	1,220,345	USD	17,000	JPMorgan Chase Bank N.A.	4/15/16	1,082
USD	18,500	RUB	1,269,470	Deutsche Bank AG	4/15/16	(310)
USD	4,500	RUB	308,093	Deutsche Bank AG	4/15/16	(65)
EUR	6,500	PLN	27,951	State Street Bank and Trust Co.	4/18/16	(89)
USD	10,600	RUB	730,022	Deutsche Bank AG	4/18/16	(207)
COP	20,755,010	USD	6,667	Credit Suisse International	4/22/16	246
MXN	174,701	USD	10,082	Citibank N.A.	4/22/16	9
USD	6,667	COP	20,427,477	Credit Suisse International	4/22/16	(137)
RUB	544,000	USD	8,000	Deutsche Bank AG	4/25/16	36
USD	8,000	RUB	560,640	JPMorgan Chase Bank N.A.	4/25/16	(282)
USD	8,000	ZAR	122,862	BNP Paribas S.A.	4/25/16	(281)
BRL	17,570	USD	4,800	Deutsche Bank AG	5/02/16	44
USD	10,000	COP	30,290,000	Credit Suisse International	5/02/16	(83)
RUB	541,240	EUR	7,000	Deutsche Bank AG	5/04/16	3
USD	187,227	MXN	3,243,000	UBS AG	5/04/16	112
AUD	420,000	USD	322,970	BNP Paribas S.A.	6/15/16	(2,169)
USD	339,521	AUD	450,000	Morgan Stanley & Co. International PLC	6/15/16	(4,195)
USD	315,531	AUD	420,000	Westpac Banking Corp.	6/15/16	(5,270)
USD	225,000	SAR	858,150	BNP Paribas S.A.	11/23/16	(2,456)
USD	228,333	SAR	870,407	Citibank N.A.	11/23/16	(2,371)
USD	169,000	SAR	642,285	Citibank N.A.	11/23/16	(1,240)
Total						$(24,301)

BLACKROCK SERIES FUND, INC.	MARCH 31, 2016	5

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

Exchange-Traded Options Purchased

Description	Put/ Call	Expiration Date	Strike Price		Contracts	Value
Euro Dollar 90-Day	Call	12/16/16	USD	99.13	52	$ 22,100

OTC Barrier Put Options Purchased

Description	Type of Options	Counterparty	Expiration Date	Strike Price		Barrier Price/Range		Notional Amount (000)		Value
USD Currency	Under-and-Out	Deutsche Bank AG	05/16/16	CNH	6.62	CNH	6.90	USD	19	$20
USD Currency	Down-and-Out	Deutsche Bank AG	04/26/16	MXN	17.30	MXN	16.80	USD	20	39
Total										$59

OTC Options Purchased

Description	Put/ Call	Counterparty	Expiration Date	Strike Price		Notional Amount (000)		Value
USD Currency	Call	BNP Paribas S.A.	4/22/16	TRY	2.95	USD	16	$ 29
USD Currency	Call	BNP Paribas S.A.	4/22/16	TRY	2.90	USD	10	42
USD Currency	Call	Goldman Sachs International	4/26/16	BRL	3.75	USD	8	84
USD Currency	Call	Deutsche Bank AG	5/19/16	KRW	1,165.00	USD	14	120
USD Currency	Call	BNP Paribas S.A.	8/16/16	SAR	3.78	USD	350	1,615
USD Currency	Call	Citibank N.A.	8/16/16	SAR	3.78	USD	350	1,615
Total								$3,505

Exchange-Traded Options Written

Description	Put/ Call	Strike Price		Expiration Date	Contracts	Value
Euro Dollar 90-Day	Call	USD	98.38	12/16/16	35	$(18,594)

OTC Options Written

Description	Counterparty	Put/ Call	Expiration Date	Strike Price		Notional Amount (000)		Value
	Goldman Sachs
USD Currency	International	Put	4/26/16	BRL	3.55	USD	8	$(111)

OTC Interest Rate Swaptions Written

Description	Counterparty	Put/ Call	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount (000)		Value
10-Year Interest Rate Swap	Deutsche Bank AG	Call	1.50%	Pay	3-month LIBOR	2/09/18	USD	1,050	$(25,882)
10-Year Interest Rate Swap	Deutsche Bank AG	Put	2.50%	Receive	3-month LIBOR	2/09/18	USD	1,050	(22,171)
Total									$(48,053)

6	BLACKROCK SERIES FUND, INC.	MARCH 31, 2016

Schedule of Investments (continued)	BlackRock U.S. Government Bond Portfolio

Centrally Cleared Interest Rate Swaps

Fixed Rate	Floating Rate	Effective Date	Expiration Date		Notional Amount (000)	Unrealized Appreciation (Depreciation)
1.26%[1]	3-month LIBOR	N/A	1/12/17	USD	3,847	$(21,045)
1.14%[1]	3-month LIBOR	7/06/16[2]	8/31/20	USD	1,440	753
3.26%[3]	3-month LIBOR	N/A	11/18/24	USD	600	7,751
2.31%[1]	3-month LIBOR	N/A	3/11/25	USD	100	(6,440)
2.13%[3]	3-month LIBOR	N/A	8/25/25	USD	10	483
2.18%[1]	3-month LIBOR	N/A	12/14/25	USD	1,080	(61,403)
2.83%[3]	6-month Australian Bank Bill Rate	N/A	1/15/26	AUD	1,100	17,748
1.95%[1]	3-month LIBOR	N/A	1/19/26	USD	780	(25,310)
2.38%[1]	3-month LIBOR	N/A	4/24/45	USD	110	(7,310)
2.39%[1]	3-month LIBOR	N/A	4/24/45	USD	105	(7,240)
2.83%[3]	3-month LIBOR	N/A	7/10/45	USD	215	35,960
Total						$(66,053)

[1] Fund pays the fixed rate and receives the floating rate. [2] Forward swap. [3] Fund pays the floating rate and receives the fixed rate.

OTC Interest Rate Swaps

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.50%[1]	3-month LIBOR	Deutsche Bank AG	9/30/20	USD	300	$18,229	—	$18,229
2.57%[1]	3-month LIBOR	Deutsche Bank AG	10/19/20	USD	300	22,363	—	22,363
6.32%[1]	28-day MXIBTIIE	Goldman Sachs International	8/06/25	MXN	511	692	$(3)	695
6.31%[2]	28-day MXIBTIIE	Bank of America N.A.	8/11/25	MXN	172	(239)	1	(240)
6.31%[2]	28-day MXIBTIIE	Bank of America N.A.	8/11/25	MXN	172	(239)	1	(240)
6.31%[2]	28-day MXIBTIIE	Deutsche Bank AG	8/11/25	MXN	640	(881)	3	(884)
5.96%[1]	28-day MXIBTIIE	Citibank N.A.	1/30/26	MXN	492	(177)	(7)	(170)
Total						$39,748	$(5)	$39,753

[1] Fund pays the floating rate and receives the fixed rate. [2] Fund pays the fixed rate and receives the floating rate.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

BLACKROCK SERIES FUND, INC.	MARCH 31, 2016	7

Schedule of Investments (concluded)	BlackRock U.S. Government Bond Portfolio

The following tables summarize the Fund’s investments and derivative financial instruments in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$1,828,799	$395,440	$2,224,239
Corporate Bonds	—	2,266,215	—	2,266,215
Foreign Government Obligations	—	210,691	—	210,691
Non-Agency Mortgage-Backed Securities	—	3,869,609	74,841	3,944,450
U.S. Government Sponsored Agency Securities	—	72,545,894	—	72,545,894
U.S. Treasury Obligations	—	40,904,132	—	40,904,132
Short-Term Securities:
Borrowed Bond Agreements	—	103,942	—	103,942
Money Market Funds	$369,765	—	—	369,765
Options Purchased:
Foreign Currency Exchange Contracts	—	3,564	—	3,564
Interest Rate Contracts	22,100	—	—	22,100
Liabilities:
Investments:
Borrowed Bonds	—	(104,620)	—	(104,620)
TBA Sale Commitments	—	(36,266,090)	—	(36,266,090)

Total	$391,865	$85,362,136	$470,281	$86,224,282

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Assets:
Foreign currency exchange contracts	—	$9,262	—	$9,262
Interest rate contracts	$36,965	103,982	—	140,947
Liabilities:
Foreign currency exchange contracts	—	(33,674)	—	(33,674)
Interest rate contracts	(93,494)	(178,335)	—	(271,829)
Total	$(56,529)	$(98,765)	—	$(155,294)

[1]

Derivative financial instruments are swaps, futures contracts, forward foreign currency contracts and options written. Swaps, futures contracts and forward foreign currency contracts are valued at the unrealized appreciation/depreciation on the instrument and options written are shown at value.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash	$16,360	—	—	$ 16,360
Cash pledged for centrally cleared swaps	52,110	—	—	52,110
Cash pledged for futures contracts	112,540	—	—	112,540
Foreign currency at value	35,959	—	—	35,959
Liabilities:
Reverse repurchase agreements	—	$ (22,322,323)	—	(22,322,323)
Total	$216,969	$ (22,322,323)	—	$ (22,105,354)

During the period ended March 31, 2016, there were no transfers between levels.

8	BLACKROCK SERIES FUND, INC.	MARCH 31, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Series Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Series Fund, Inc.

Date: May 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Series Fund, Inc.

Date: May 23, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Series Fund, Inc.

Date: May 23, 2016